As filed with the Securities and Exchange Commission on December 11, 1998
                                                         File No. 33-99016
                                                         File No. 811-9126


                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C 20549

                                    FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 o

                          Pre-Effective Amendment No. o
                        Post-Effective Amendment No. 10 x

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940o

                               Amendment No. 11 x


                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.
                           (Exact Name of Registrant)

                   1150 South Olive Los Angeles, CA 90015-2211
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-213-742-2111

Name and Address of Agent for Service:         Copy to:
JAMES W. DEDERER, Esq.                         FREDERICK R. BELLAMY, Esq.
Executive Vice President, General Counsel      Sutherland, Asbill & Brennan, LLP
   and Corporate Secretary                     1275 Pennsylvania Avenue, N.W.
Transamerica Occidental Life Insurance Company Washington, D.C. 20004-2404
1150 South Olive Street
Los Angeles, California 90015-2211

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of the registration statement.

                       DECLARATION PURSUANT TO RULE 24f-2

         It                is proposed that this filing will become effective:
                           __immediately upon filing pursuant to paragraph (b) |X| on December 11, 1998 pursuant to paragraph (b) __ 60 days after filing pursuant to paragraph (a)(1)
                           ___ on ___ pursuant to paragraph (a)(1)
                           |_| 75 days after filing pursuant to paragraph (a)(2) __ on ____ pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:
                      this  Post-Effective   Amendment   designates  a  new
            effective date for a previously filed Post-Effective Amendment.

                                            TRANSAMERICA VARIABLE INSURANCE FUND
                                             Registration Statement on Form N-1A

                                                    CROSS REFERENCE SHEET
                                                    Pursuant to Rule 495

 N-1A
Item No.                                                                            Caption
--------                                                                            -------

PART A                 INFORMATION REQUIRED IN A PROSPECTUS
1.          Cover Page        ..........................................       Cover Page
2.          Synopsis          ..........................................       Not Applicable
3.          Condensed Financial Information.............................       Condensed Financial Information

4.          General Description of Registrant...........................       Introduction; Investment
                                                                               Objectives and Policies;
                                                                               Investment Methods and Risks

5.          Management of the Fund......................................       Management

5A.         Management's Discussion of Performance......................       Not Applicable

6.          Capital Stock and Other Securities..........................       Other Information

7.          Purchase of Securities Being Offered........................       Offering, Purchase and Redemption
                                                                               of Shares

8.          Redemption or Repurchase....................................       Offering, Purchase and Redemption
                                                                               of Shares

9.          Pending Legal Proceedings...................................       Not Applicable

PART B      INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

10.         Cover Page        ..........................................       Cover Page
11.         Table of Contents ..........................................       Table of Contents

12.         General Information and History.............................       Introduction; Shares of Stock

13.         Investment Objectives and Policies..........................       Additional Investment Policy
                                                                               Information; Special Investment
                                                                               Methods and Risks; Investment
                                                                               Restrictions

14.         Management of the Registrant................................       Investment Adviser

15.         Control Persons and Principal
              Holders of Securities.....................................       Shares of Stock

CROSS REFERENCE SHEET -- continued

16.         Investment Advisory and
              Other Services  ..........................................       Investment Adviser

17.         Brokerage Allocation and Other
              Practices       ..........................................       Portfolio Transactions, Portfolio
                                                                               Turnover and Brokerage

18.         Capital Stock and Other Securities..........................       Shares of Stock

19.         Purchase, Redemption and Pricing
              of Securities Being Offered...............................       Determination of Net Asset Value

20.         Tax Status        ..........................................       Not Applicable

21.         Underwriters      ..........................................       Not Applicable

22.         Calculation of Performance Data.............................       Performance Information

23.         Financial Statements........................................       Other Information


PART C        OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

Incorporating by reference the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 6 File No. 33-99016 (Filed April 29, 1998) to this Registration Statement on Form N-1A.

                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.
     1150 South Olive Street, Los Angeles, California 90015, (213) 742-2111


                          PROSPECTUS December 11, 1998


The Transamerica Variable Insurance Fund, Inc. (the "Fund") is designed to provide investment vehicles for variable annuity and variable life insurance contracts of various insurance companies. The Fund currently offers the following investment portfolios:

 Aggressive Growth Portfolio Growth Portfolio           Money Market Portfolio
 Balanced Portfolio          High Yield Bond Portfolio  Small Company Portfolio
 Bond Portfolio              Index Portfolio                     Value Portfolio

         Shares of each Portfolio may currently be purchased only by separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies (collectively "variable insurance contracts"). Each variable insurance contract involves fees and expenses not described in this Prospectus. See the accompanying variable insurance contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

         A Statement of Additional Information containing more detailed information about the Fund is available free by writing to the Fund at the Transamerica Annuity Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202, or by calling 800-420-7749. The Statement of Additional Information, which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.

         This Prospectus contains vital information about the Portfolios that a prospective purchaser of a variable insurance contract should know before allocating premiums to one of the Portfolios. For your own benefit and protection, please read it before you invest. Keep it on hand for future reference.

         Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be read in conjunction with the prospectus for the variable insurance contract.

AN INVESTMENT IN ANY PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U. S. GOVERNMENT. AN INVESTMENT INVOLVES CERTAIN RISKS INCLUDING POSSIBLE LOSS OF THE AMOUNT INVESTED. THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET PORTFOLIO WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                                                 TABLE OF CONTENTS


THE PORTFOLIOS AT A GLANCE............................................

TRANSAMERICA VARIABLE INSURANCE FUND, INC. ...........................

MANAGER'S PERFORMANCE.................................................
         GROWTH PORTFOLIO.............................................
         MANAGING SIMILAR FUNDS.......................................

THE PORTFOLIOS IN DETAIL ---

AGGRESSIVE GROWTH PORTFOLIO
BALANCED PORTFOLIO
BOND PORTFOLIO
GROWTH PORTFOLIO
HIGH YIELD BOND PORTFOLIO
INDEX PORTFOLIO
MONEY MARKET PORTFOLIO
SMALL COMPANY PORTFOLIO
VALUE PORTFOLIO

A GENERAL DISCUSSION ABOUT RISK

INVESTMENT PROCEDURES AND RISK CONSIDERATIONS......................

PORTFOLIO TURNOVER.................................................

MANAGEMENT.........................................................
         Directors and Officers....................................
         Investment Adviser........................................
         Investment Sub-Adviser....................................

PERFORMANCE INFORMATION............................................

DETERMINATION OF NET ASSET VALUE...................................

OFFERING, PURCHASE AND REDEMPTION OF SHARES........................

INCOME, DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS..................

TAXES    ..........................................................

OTHER INFORMATION..................................................
         Preparing for Year 2000...................................
         Reports...................................................
         Voting and Other Rights...................................
         Custody of Assets and  Administrative Services............
         Summary of Bond Ratings...................................

CONSOLIDATED FINANCIAL INFORMATION.................................
FOR MORE INFORMATION...............................................

THE PORTFOLIOS AT A GLANCE

Transamerica Variable Insurance Fund, Inc., consists of the following Portfolios with different investment objectives and risk levels. There is no guarantee that these investment objectives will be met. These brief descriptions will give you a summary of each Portfolio. A more detailed description for each Portfolio is in "The Portfolios in Detail" beginning on page xx. For information on the risks associated with investment in these Portfolios, see "Investment Procedures and Risk Considerations" on page xx.

Aggressive Growth Portfolio
      The Portfolio seeks to maximize long-term growth.
      It invests primarily in common stocks selected for their growth potential resulting from growing franchises protected by high barriers to competition. Under normal market conditions, the Portfolio will invest at least 90% of its total assets in a non-diversified portfolio of domestic equity securities of any size, which may include securities of larger, more established companies and/or smaller emerging companies selected for their growth potential.
      The Portfolio is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.
      See page xx for more details.

Balanced Portfolio
      The Portfolio seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash (or cash equivalents).
      It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities.
      The Portfolio is intended for investors who wish to participate in both the equity and debt markets, but who wish to leave the allocation of the balance between them to professional management. Investors should have the perspective, patience, and financial ability to take on average market volatility in pursuit of long-term total return that balances capital growth and current income.
      See page xx for more details.

Bond Portfolio
      The Portfolio seeks to achieve a high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.
      It invests primarily in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities.
      The Portfolio is intended for investors who wish to invest in a diversified portfolio of bonds. Investors should have the perspective, patience, and financial ability to take on above-average bond price volatility in pursuit of a high total return produced by income from longer-term securities and capital gains from under-valued bonds.
      See page xx for more details.

Growth Portfolio
      The Portfolio seeks long-term capital growth.
      It invests primarily in common stocks of growth companies that are considered by the manager to be premier companies.
      The Portfolio is intended for investors who wish to participate primarily in the common stock markets. Investors should have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.
      See page xx for more details.

High Yield Bond Portfolio
      The Portfolio seeks to achieve a high total return (income plus capital growth) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.
      It invests primarily in lower-rated bonds, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and nonpayment of interest. Investors should carefully assess the risks associated with an investment in this Fund.
      The Portfolio is intended for investors who wish to invest in the bond market and are willing to assume additional risk in return for above-average income potential.
      See page xx for more details.

Index Portfolio
      The Portfolio seeks to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index.
      It attempts to reproduce the overall investment characteristics of the S&P 500 Index by using a combination of management techniques. Its stock purchases reflect the S&P 500 Index, but it makes no attempt to forecast general market movements.
      The Portfolio is intended for investors who wish to participate in the overall growth of the economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.
      See page xx for more details.

Money Market Portfolio
      The Portfolio seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.
      It invests primarily in high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less.
      The Portfolio is intended to provide a low risk, relatively low cost way to maximize current income through high-quality money market securities that offer stability of principal and liquidity. This Portfolio may be a suitable investment for temporary or defensive purposes and may also be appropriate as part of an overall long-term investment strategy.
      See page xx for more details.

Small Company Portfolio
      The Portfolio seeks to maximize long-term growth.
      It invests primarily in a diversified portfolio of domestic common stocks. Under normal market conditions, at least 65% of the Portfolio will be invested in companies with smaller market capitalizations (generally, under $1 billion) or annual revenues of no more than $1 billion.
      The Portfolio is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.
      See page xx for more details.

Value Portfolio
      The Portfolio seeks to maximize capital appreciation.
      It invests  primarily  in  securities  of  companies  that the  Investment
     Adviser believes are "underfollowed" or "out-of-favor." The Investment Adviser believes these securities are under-valued relative to the intrinsic or private market value of the firm. The securities in the Portfolio may include common and preferred stocks, warrants, and corporate debt securities.
      The Portfolio is intended for investors who wish to participate primarily in the common stock markets. Investors should have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.
      See page xx for more details.

                                     TRANSAMERICA VARIABLE INSURANCE FUND, INC.

Transamerica Variable Insurance Fund, Inc. (the "Fund") is an open-end, management investment company established as a Maryland Corporation on June 23, 1995. The Fund currently consists of nine investment portfolios. Additional Portfolios may be created from time to time. By investing in one of the Portfolios, an investor becomes entitled to a pro rata share of all dividends and distributions arising from the net income and realized and unrealized capital gains, if any, on the investments of that Portfolio. Likewise, an investor shares pro-rata in any losses (realized and unrealized) of that Portfolio.

Pursuant to an investment advisory agreement and subject to the authority of the Fund's Board of Directors, Transamerica Occidental Life Insurance Company ("Transamerica" or the "Investment Adviser") serves as the investment adviser to the Portfolios and conducts the business and affairs of the Fund. Transamerica has engaged Transamerica Investment Services, Inc. ("Investment Services" or "Sub-Adviser" or "Manager") to act as the Portfolios' sub-adviser to provide their day-to-day portfolio management.

The Portfolios are designed primarily to serve as investment vehicles for variable annuity and variable life insurance contracts offered by separate accounts of various insurance companies. The Fund may sell its shares to qualified pension and retirement plans, but currently does not do so. The Fund does not offer its stock directly to the general public.


Condensed financial information regarding the Growth and Money Market Portfolios can be found beginning on page 39 of this prospectus.



                                              THE PORTFOLIOS IN DETAIL

         The investment objectives, strategies and policies of the Portfolios are described below. There can be no assurance that a Portfolio will achieve its investment objective. Investors should not consider any one Portfolio alone to be a complete investment program. As with any security, a risk of loss, including possible loss of principal, is inherent in an investment in the shares of a Portfolio.

         The different types of securities, investments, and investment techniques used by the Portfolios involve risks of varying degrees. These risks are described in greater detail, under "Investment Methods and Risks" and in the Statement of Additional Information. Each Portfolio is subject to certain investment restrictions that are described under the caption "Investment Restrictions" in the Statement of Additional Information.

         The investment objective of each Portfolio, as well as the investment policies that are not fundamental, may be changed by the Fund's Board of Directors without shareholder approval. Certain of the investment restrictions of each Portfolio are fundamental, however, and may not be changed without the approval of a majority of the votes attributable to the outstanding shares of that Portfolio. See "Investment Restrictions" in the Statement of Additional Information.

Aggressive Growth Portfolio

Investment Objective
The Fund seeks to maximize long-term growth.

Investment Strategies and Policies
The Portfolio generally invests at least 90% of its total assets in a non-diversified portfolio of domestic equity securities of any size, which may include securities of larger more established companies and/or smaller emerging companies selected by the Manager for their growth potential.

The Portfolio primarily invests in domestic common stocks selected by the Manager for their growth potential resulting from growing franchises protected by high barriers to competition. The Portfolio may invest to a lesser degree in common stocks of foreign issuers and in other types of domestic and foreign securities, including preferred stocks, warrants, convertible securities and debt securities. Debt securities that the Portfolio may purchase include investment grade and non-investment grade corporate bonds and debentures, government securities, mortgage and asset-backed securities, zero coupon bonds, indexed/structured notes, high-grade commercial paper, certificates of deposit, and repurchase agreements. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. The Portfolio may use a variety of investment techniques, including derivatives and short sales.

While the Portfolio will generally be fully invested, should the Manager determine that market conditions warrant, the Portfolio may invest without limit in cash and cash equivalents for temporary defensive purposes. To the extent the Portfolio is so invested, it is not achieving its investment objectives. This practice is not expected to be used routinely. As part of the management of cash and cash equivalents and to help maintain liquidity, the Portfolio may invest in the same kind of money market and other short-term instruments and debt securities as the Money Market Portfolio does. See "Money Market Portfolio" on page xx.

The Portfolio is constructed one stock at a time. Although themes may emerge in the Portfolio, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. Each company passes through a research process and stands on its own merits as a viable investment in the Manager's opinion. The Manager's research is designed to identify companies with growing franchises protected by high barriers to competition with potential for improvement in profitability and acceleration of growth.

Some Points To Consider When Investing
Since the Portfolio invests primarily in common stocks, its investments are subject to stock market price volatility. Price volatility means that stock prices can go up or down due to a variety of economic and market conditions.

However, the Manager attempts to lessen price volatility by focusing on the potential for each prospective holding (a "bottom up" approach) rather than the economic and business cycle (a "top down" approach). The Portfolio is constructed one stock at a time. Each company passes through the Manager's research process and, in the Manager's opinion, stands on its own merits as a viable investment. The Manager's proprietary fundamental research is designed to identify companies with potential for improvement in profitability and acceleration of growth.

Since the Portfolio is a non-diversified investment company portfolio, it may invest in a smaller number of individual issuers than a diversified investment company, and the value of the Portfolio's investments could be impacted more significantly by any single adverse occurrence than would the value of the investments of a diversified investment company.

The Portfolio is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth. Because of the uncertainty associated with common stock investments, the Portfolio is intended to be a long-term investment.

Balanced Portfolio

Investment Objective
The Portfolio seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash and cash equivalents.

Investment Strategies and Policies
The Portfolio invests in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities. The Portfolio attempts to achieve reasonable asset appreciation during favorable market conditions and conservation of principal in adverse times. This requires flexibility in managing the Portfolio's assets. Therefore, the proportion of investments in bonds and stocks will be adjusted according to business and investment conditions. While the Portfolio may hold equity, fixed income, and cash securities in any proportion, at no time will it hold less than 25% of its assets in non-convertible debt securities. When the Manager determines that market conditions warrant, the Portfolio may invest without limit in cash or cash equivalents for temporary defensive purposes. To the extent that the Portfolio is so invested, it is not achieving its investment objectives.

In general, common stocks represent 60% to 70% of the Portfolio's total assets, with the remaining 30% to 40% of the Portfolio's assets primarily invested in investment grade bonds as rated by either Moody's or Standard & Poor's Corporation ("S&P") and cash and cash equivalents. The Portfolio holds common stocks primarily to provide long-term growth of capital. Changes in the asset mix may be made to increase the bond position of the Portfolio and to help achieve the Portfolio's objectives of long-term growth and current income.

The stocks in the Portfolio are generally growth companies that are considered to be premier companies and under-valued in the stock market. Equity securities may be selected based on growth potential and dividend paying properties since income is a consideration. The equity portion of the Portfolio may be managed in a similar manner as the Growth Portfolio, although the selection of securities may differ. See "Growth Portfolio" on page xx.

The fixed income portion of the Portfolio is invested in a diversified selection of corporate and U.S. government bonds and mortgage-backed securities. This portion of the Portfolio is managed in a similar manner as the Bond Portfolio, although the selection of securities may differ. See "Bond Portfolio" on page
xx. The fixed income assets are normally at least 65% high quality, investment grade bonds with maturities between 5 and 30 years. Non-investment grade bonds held in the fixed income portion of the Portfolio will be less than 20% of the Portfolio's total net assets. For more information on non-investment grade bonds, see "High-Yield (`Junk') Bonds" on page xx and the Statement of Additional Information. The Portfolio may also hold certain short-term fixed income securities. As part of the management of cash and cash equivalents and to help maintain liquidity, the Portfolio may invest in the same kind of money market and other short-term instruments and debt securities as the Money Market Portfolio does. See "Money Market Portfolio" on page xx.

The Portfolio may buy foreign securities and other instruments if they meet the same criteria described above for the Portfolio's investments in general. As much as 20% of the Portfolio's assets may be invested in foreign securities. The Portfolio may also invest in stock and bond index futures and options to a limited extent, as well as preferred stocks.

Points To Consider When Investing
In general, the Portfolio holds equities for long-term capital appreciation, and holds bonds for stability of principal and income as well as a reserve for investment opportunities. This balance often creates a situation where some of the market risks offset one another. But investment risks cannot totally be avoided. The expected performance of such a fund would normally lie somewhere between the performance of an equity fund (holding the same stocks) and the performance of a bond fund (holding the same bonds). But this depends on the actual proportion of stocks and bonds. Since the Portfolio has flexibility in changing the balance between asset classes, the Portfolio may increase exposure to the current advantages or disadvantages of one or more of the asset classes. Or the Portfolio may avoid the current disadvantages of one or more of the asset classes.

The Balanced Portfolio is intended for investors who wish to participate in both the equity and debt markets, but who wish to leave the allocation of the balance between them to professional management. The Portfolio is intended for investors who have the perspective, patience, and financial ability to take on average market volatility in pursuit of long-term total return that balances capital growth and current income. Because of the uncertainties associated with common stock and bond investments, the Portfolio is intended to be a long-term investment.

Bond Portfolio

Investment Objective
The Portfolio seeks to achieve a high total return (income plus capital appreciation) from fixed income securities consistent with preservation of principal.

Investment Strategies and Policies
The Portfolio invests in a diversified portfolio of corporate and government bonds and mortgage-backed securities. Through its proprietary evaluation and credit research, the Manager attempts to identify bonds whose potential to outperform other similar bonds, by virtue of underlying credit strength and market mispricing, is not fully reflected in current bond market valuations. By actively managing the Portfolio, the Manager seeks to capitalize on these opportunities by finding price advantages as they occur in the market.


Generally, at least 65% of the Portfolio's assets is invested in investment grade bonds. Investment grade bonds are rated Baa or higher by Moody's Investors Service ("Moody's") or BBB or higher by Standard & Poor's Corporation ("S&P"). Maturities of these bonds are primarily between 5 and 30 years. In addition, the Portfolio may invest in lower-rated securities (currently not expected to exceed 20% of the Portfolio's total assets). Those securities are rated Ba1 or lower by Moody's or BB+ or lower by S&P. The Portfolio may also invest in unrated securities of similar quality, as determined by the Manager. For more information on lower-rated securities, see "High-Yield (`Junk') Bonds" on page xx of the Prospectus and see the Statement of Additional Information. For more information on S&P and Moody's ratings, see "Summary of Bond Ratings" on page xx.


Investments for this Portfolio may include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, publicly traded corporate securities, as well as municipal obligations. The Portfolio may also invest in mortgage-backed securities issued by various federal agencies and government sponsored enterprises and in other mortgage-related or asset-backed securities. The investments in mortgage-related securities can be subject to the risk of early repayment of principal. For more information, see "Mortgage-Backed and Asset-Backed Securities" on page xx and the Statement of Additional Information.

The Portfolio may buy foreign securities and other instruments if they meet the same criteria described above for the Portfolio's investments in general. As much as 20% of the Portfolio's total assets may be invested in foreign securities. For more information see "Foreign Securities" on page xx.

If a security in the Portfolio that was rated investment grade at the time of purchase is downgraded by a rating service, it may or may not be sold. An assessment of the issuer's prospects will be made by the Manager. However, the Portfolio will not purchase below-investment-grade securities if that would increase their representation in the Portfolio to more than 35%. See "Summary of Bond Ratings" on page 47 and "High Yield (`Junk') Bonds" on page xx for a description of bond ratings and high-yield bonds.

As part of the management of cash and cash equivalents and to help maintain liquidity, the Portfolio may purchase and sell the same kind of money market and other short-term instruments and debt securities as the Money Market Portfolio does. See "Money Market Portfolio" on page 24. The Portfolio may also invest in options and futures contracts on securities or groups of securities and preferred stock. See "Options, Futures and Other Derivatives" on page xx and in the Statement of Additional Information. The Portfolio ordinarily invests in common stock only as a result of conversion of bonds, exercise of warrants, or other extraordinary business events.

Points to Consider When Investing
The Bond Portfolio is intended for investors who have the perspective, patience, and financial ability to take on above-average bond price volatility in pursuit of a high total return produced by income from longer-term securities and capital changes from under-valued credit strength. The longer maturity bonds in which the Portfolio primarily invests tend to produce higher income than bonds with shorter maturities. However, due to the long maturity of the Portfolio's assets, the price of the Portfolio's securities can fluctuate more sharply than shorter-term securities when interest rates go up or down. An increase in interest rates will cause prices to fall. Conversely, a decrease in rates will cause prices to rise. Because of the uncertainty associated with bond investments, the Portfolio is intended to be a long-term investment.

The basic quality of the bonds, which are primarily investment grade, tends to provide some safety of principal. In general, lower-rated bonds, which are a much lesser component of the Portfolio, offer higher returns than investment grade bonds. But they also carry higher risks. These can include: a) a higher risk of insolvency, especially during economic downturns; b) a lower degree of liquidity; and c) a higher degree of price volatility.

Growth Portfolio

Investment Objective
The Growth Portfolio's investment objective is long-term capital growth.

Investment Strategies and Policies
The Growth Portfolio invests primarily in common stocks of growth companies that are considered by the manager to be premier companies. In the manager's view, characteristics of premier companies include one or more of the following: dominant market share; leading brand recognition; proprietary products or technology; low-cost production capability; and excellent management with shareholder orientation. The manager of the Portfolio believes in long-term investing and places particular emphasis on the sustainability of the above competitive advantages. Unless market conditions indicate otherwise, the manager also tries to keep the Portfolio fully invested in equity-type securities and does not try to time stock market movements.

Although the Portfolio invests the majority of its assets in common stocks, the Portfolio may also invest in debt securities and preferred stocks (both having a call on common stocks by means of a conversion privilege or attached warrants) and warrants or other rights to purchase common stocks. When in the judgment of Manager market conditions warrant, the Growth Portfolio may, for temporary defensive purposes, hold part or all of its assets in cash, debt or money market instruments.

The Growth Portfolio may invest up to 10% of its assets in debt securities rated below investment grade and having a call on common stocks. Those securities are rated Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") or BB+ or lower by S&P, or, if unrated, deemed to be of comparable quality by the Manager.

If a security that was originally rated "investment grade" is downgraded by a ratings service, it may or may not be sold. This depends on the Manager's assessment of the issuer's prospects. However, the Manager will not purchase below-investment-grade securities if that purchase would increase their representation in the Growth Portfolio to more than 10% of total assets.

Foreign securities may be purchased if they meet the same criteria described above for the Portfolio's investments in general. The Portfolio may invest up to 10% of its assets in foreign securities. The Growth Portfolio may invest up to 10% of its net assets in the securities of foreign issuers that are in the form of American Depository Receipts ("ADRs"). ADRs are registered stocks of foreign companies that are typically issued by an American bank or trust company evidencing ownership of the underlying securities. ADRs are designed for use on the U. S. stock exchanges.

With respect to 75% of total assets, the Growth Portfolio may not purchase more than 10% of the voting securities of any one issuer. And it may not invest in companies for the purposes of exercising control or management.

Points to Consider When Investing
Since the Portfolio invests primarily in common stocks, its investments are subject to stock market price volatility. Price volatility means that stock prices can go up or down due to a variety of economic and market conditions.

However, the Manager attempts to lessen price volatility by focusing on the potential for each prospective holding (a `bottom up" approach) rather than the economic and business cycle (a "top down" approach). The Portfolio is constructed one stock at a time. Each company passes through the Manager's research process and, in the Manager's opinion, stands on its own merits as a viable investment. The Manager's proprietary fundamental research is designed to identify companies with potential for improvement in profitability and acceleration of growth.

The Portfolio is intended for investors who have the perspective, patience and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth. Because of the uncertainty associated with common stock investments, the Portfolio is intended to be a long-term investment.

High Yield Bond Portfolio

Investment Objective
The Portfolio seeks to maximize total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.

Investment Strategies and Policies
The Portfolio invests in a diversified portfolio of high yield, below investment grade, fixed-income securities. The Portfolio takes a disciplined approach to high yield bonds, based on its research and credit analysis, seeking securities that will pay coupons and principal at maturity with a minimum of defaults. In order to minimize price volatility and achieve potential price appreciation, the Manager seeks to identify those bonds that are likely to receive credit quality upgrades from nationally recognized statistical rating organizations. In order to lessen price volatility, the Manager focuses on the potential for each prospective holding (a "bottom up" approach) rather than the economic or business cycle (a "top down" approach). This approach relies on extensive research and credit analysis to help identify those bonds that are likely to be upgraded.

The securities in which the Portfolio invests are rated below investment grade and are commonly called "junk bonds." These securities have greater risk of loss due to a higher default rate than securities which are rated investment grade. Normally, at least 65% of the Portfolio's assets will be invested in high yield debt securities. The Portfolio's remaining assets may be held in cash or money market instruments, or invested in common stocks and other equity securities when these types of investments are consistent with the objective of high current income and capital appreciation. These securities may also be convertible to common stock, have warrants attached, or contain other equity features. The Portfolio may retain equity securities obtained by conversion, exchange, exercise of warrants, or other methods. The Portfolio may also elect to invest in preferred stock, other debt instruments, money market instruments, cash and cash equivalents, or other securities that the Manager deems appropriate.

Differing yields on fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers of such securities. Higher yields are generally available from securities in the lower rating categories of recognized rating agencies, such as Moody's and S&P. Securities rated below Baa or BBB are considered to be of poorer standing and predominantly speculative. The Portfolio may invest up to 15% of the assets in securities rated below Caa by Moody's or CCC by S&P, including securities in the lowest rating category of each rating agency, or in unrated securities that the Manager determines are of comparable quality. Such securities may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth on page xx.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. Although securities ratings are considered when making investment decisions, the Manager performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. This analysis may include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. Also considered are relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects. Because of the greater number of investment considerations involved in investing in lower-rated securities, the achievement of the Portfolio's objectives depends more on the analytical abilities of the Manager than would be the case if the Portfolio were investing primarily in securities in the higher rating categories.

The Portfolio may invest in participations and assignments of fixed and floating rate loans made by financial institutions to governmental or corporate borrowers. In addition to other risks associated with investments in debt securities, participations and assignments involve the additional risk that the institution's insolvency could delay or prevent the flow of payments on the underlying loan to the Portfolio. The Portfolio may have limited rights to enforce the terms of the liquidity of loan participations and assignments may be limited.

At times the Manager may determine that conditions in the securities markets make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of the shareholders. At such times alternative strategies may be temporarily used, designed primarily to reduce fluctuations in the value of the Portfolio's assets. In implementing these defensive strategies, the Portfolio may increase the portion of its assets invested in money market instruments and may invest in higher-rated fixed-income securities, or other securities we consider consistent with such defensive strategies. The yield on these securities would generally be lower than the yield on lower-rated fixed-income securities. It is impossible to predict when, or for how long, the Portfolio will use these alternative strategies. Overall, investors should expect that this Portfolio may fluctuate in price independently of the broad bond market and prevailing interest rate trends, and that price volatility at times may be very high, especially as a result of credit concerns, market liquidity, and anticipated or actual legislative and regulatory changes.

Some Points To Consider When Investing
The High Yield Bond Portfolio is designed for investors willing to take substantial risks in pursuit of potentially higher rewards. Since the Portfolio invests in securities that are considered speculative by traditional investment standards, an investment in this Portfolio should represent only a portion of a balanced investment program for most investors. Because of the risks associated with bond investments, this Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term bond market movements. Investors should carefully consider their ability to assume the risks of owning shares of a Portfolio that invests primarily in lower-rated securities before making an investment in this Portfolio.

Index Portfolio

Investment Objective
The Portfolio seeks to track the performance of the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index (the "Index").

Investment Strategies and Policies
To achieve the Portfolio's objective, a combination of management techniques are employed. The Portfolio purchases common stocks, S&P 500 Stock Index futures, S&P 500 Stock Index options, and short-term instruments in varying proportions. For common stocks, investment decisions are based solely on the proportions of securities which are included in the Index. The only exception is that Transamerica Corporation common stock will not be purchased. Because stock purchases reflect the Index, no attempt is made to forecast general market movements. The correlation between the performance of the Portfolio and the S&P 500 Index is expected to be 0.95 or higher (a correlation of 1.00 would indicate perfect correlation). There is no assurance that the Portfolio will achieve the expected correlation.

The S&P 500 Index is an unmanaged index which assumes reinvestment of dividends and is generally considered representative of U.S. large capitalization stocks. The Index is composed of 500 common stocks of large capitalization companies that are chosen by Standard and Poor's Corporation on a statistical basis. The inclusion of a stock in the Index in no way implies that Standard & Poor's Corporation believes the stock to be an attractive investment. The 500 stocks, most of which trade on the New York Stock Exchange, represent approximately 70% of the market value of all U.S. common stocks. Each stock in the Index is weighted by its market value.

Due to the market value weighting, the 50 largest companies in the Index currently account for approximately 50% of the Index. Typically, companies included  in the  Index  are the  largest  and  most  dominant  firms  in  their respective industries. The Manager routinely compares the Portfolio's composition to the Index and rebalances the Portfolio as required.

The Portfolio may invest in instruments, other than common stocks, whose return depends on stock market prices. They include S&P 500 Stock Index futures contracts, options on the Index, and options on futures contracts. These are derivative securities whose returns are linked to the returns of the S&P 500 Index. These investments are made primarily to help the Portfolio track the total return of the Index. The use of S&P 500 Index derivatives allows the Portfolio to achieve close correlation with the Index on a cost-effective basis while maintaining liquidity. Purchase of futures and options requires only a small amount of cash to cover the Portfolio's position and approximate the price movement of the Index. In order to avoid leverage, any cash which the Portfolio does not invest in stocks or in futures and options is invested in short-term debt securities of the same type as the Money Market Portfolio can invest. See "Money Market Portfolio" on page xx. These short-term debt investments allow the Portfolio to approximate the dividend yield of the Index, to cover the Portfolio's open positions in the S&P 500 Index derivatives, and to help offset transaction costs and other expenses not incurred by the unmanaged Index. For more information on derivatives, see the section on "Options, Futures, and Other Derivatives" on page xx of this Prospectus, and also in the Statement of Additional Information.

The Index Portfolio is not affiliated with, sponsored, endorsed, sold or promoted by Standard & Poor's Corporation.

Points to Consider When Investing
The performance of the Index Portfolio will reflect the performance of the S&P 500 Index although it may not match it precisely. Generally, when the Index is rising, the value of shares in the Portfolio should also rise. When the index is declining, the value of the Portfolio's shares should also decline. The Index's returns are not reduced by investment or operating expenses. So, the Portfolio's ability to match the Index will be impeded by such expenses. The Portfolio's return versus that of the Index, and its monthly correlation with the movement of the Index, will be reviewed by the Portfolio's management and reported to the Board.

The Portfolio's turnover rate may be as high as 200%. This may result in higher transaction costs and tax consequences than for a less actively traded Portfolio, but the Manager believes that such turnover will not adversely affect the Portfolio's performance. See "Investment Procedures and Risk Considerations" on page xx for more information on turnover.

The Portfolio is intended for investors who wish to participate in the overall growth of the economy, as reflected by the domestic stock market. By owning shares of the Portfolio, an investor indirectly owns shares of the largest U.S. companies, according to their proportional representation in the Index. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth. Because of the uncertainty associated with common stock investments, the Portfolio is intended to be a long-term investment.

Money Market Portfolio

Investment Objective
The Money Market Portfolio seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.

Investment Strategies and Policies The Money Market Portfolio invests primarily in high quality U. S. dollar-denominated money market instruments with remaining maturities of 13 months or less, including:

         o obligations issued or guaranteed by the U. S. and foreign governments and their agencies and instrumentalities;
         o obligations of U. S. and foreign banks, or their foreign branches, and U. S. savings banks;
         o short-term corporate obligations, including commercial paper, notes and bonds;
         o other short-term debt obligations with remaining maturities of 397 days or less; and
         o repurchase agreements involving any of the securities mentioned above.

The Money Market Portfolio may also purchase other marketable, non-convertible corporate debt securities of U. S. issuers. These investments include bonds, debentures, floating rate obligations, and issues with optional maturities. See the Statement of Additional Information for a description of these securities.

Bank obligations are limited to U. S. or foreign banks having total assets over $1.5 billion. Investments in saving association obligations are limited to U. S. savings banks with total assets over $1.5 billion. Investments in bank obligations can include instruments issued by foreign branches of U. S. or foreign banks or domestic branches of foreign banks.

In addition, the Money Market Portfolio may invest in U. S. dollar-denominated obligations issued or guaranteed by foreign governments or their political subdivisions, agencies, or instrumentalities. Manager may buy these foreign securities and other instruments if they meet the same criteria described above for the Money Market Portfolio's investments in general. The Manager may invest up to 25% of the Portfolio's assets in obligations of Canadian and other foreign issuers. At times the Portfolio may have no foreign investments.

The Manager will determine that any commercial paper and other short-term corporate obligations in which the Portfolio invests present minimal credit risks. The Manager will determine that such investments are either: a) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations; or b) rated in the highest short-term rating by a single rating organization if it is the only organization that has assigned the obligations a short-term rating; or c) is unrated, but determined to be of comparable quality (also called "First Tier Securities").

The Money Market Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in assets which present minimal credit risks as defined above, and by maintaining an average maturity of 90 days or less.
Securities are valued on an amortized cost basis.

Points to Consider When Investing
The Money Market Portfolio may be appropriate for investors who would like to earn income at current money market rates while preserving the value of their investment. It stresses preservation of capital, liquidity and income and does not seek the higher yields or capital appreciation that more aggressive investments may provide. The Portfolio's yield will vary from day to day and
generally   reflects  current   short-term   interest  rates  and  other  market
conditions.

THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

Small Company Portfolio

Investment Objective
The Portfolio seeks to maximize long-term growth.

Investment Strategies and Policies
The Portfolio invests primarily in a diversified portfolio of domestic equity securities (i.e., common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks) of companies with small market capitalizations (under $1 billion) or annual revenues of up to $1 billion. The companies in which the Portfolio invests are those that the Manager believes to have the potential for significant long-term capital appreciation. The Manager's research is designed to identify companies with potential for improvement in profitability and acceleration of growth. The average and median market capitalization of holdings in the Portfolio may, however, fluctuate over time as a result of changes in stock prices and the companies held by the Portfolio. In addition, the Portfolio may continue to hold securities of companies whose market capitalization or revenues grow above $1 billion while they are in the portfolio, if these companies continue to meet the other investment policies of the Portfolio.

The securities of smaller companies are usually less actively followed by analysts than those of larger companies and may be under-valued by the market. This can provide significant opportunities for capital appreciation. However, the securities of such smaller companies may also involve greater risks and may be subject to more volatile market movements than securities of larger, more established companies. See "Investment Procedures and Risk Considerations" on page xx for further information about small company investment.

The Portfolio primarily invests in domestic common stocks of small companies selected by the Adviser for their growth potential resulting from growing franchises protected by high barriers to competition. The Portfolio may invest to a lesser degree in other types of domestic and foreign securities, including preferred stocks, warrants, convertible securities and debt securities.

Debt securities that the Portfolio may purchase include investment grade and non-investment grade corporate bonds and debentures, government securities, mortgage and asset-backed securities, zero coupon bonds, indexed/structured notes, high-grade commercial paper, certificates of deposit, and repurchase agreements. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. The Portfolio may use a variety of investment techniques, including derivatives and short sales.

Although the Portfolio is authorized to invest without limitation in foreign equity and debt securities, the Manager currently does not intend to invest in foreign securities.

The Manager tries to keep the Portfolio fully invested. However, when the Manager determines that market conditions warrant, the Portfolio may invest without limitation in cash and cash equivalents for temporary defensive purposes. To the extent the Portfolio is so invested, it is not achieving its investment objectives. This practice is not expected to be used routinely. As part of the management of cash and cash equivalents and to help maintain liquidity, the Portfolio may invest in the same kind of money market and other short-term instruments and debt securities as the Money Market Portfolio does. See "Money Market Portfolio" on page xx.

The Portfolio is constructed one stock at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Manager's opinion.

Some Points To Consider When Investing
Since the Portfolio invests primarily in common stocks, its investments are subject to stock market price volatility. Price volatility means that stock prices can go up or down due to a variety of economic and market conditions.

However, the Manager attempts to lessen price volatility by focusing on the potential for each prospective holding (a "bottom up" approach) rather than the economic and business cycle (a "top down" approach). The Portfolio is constructed one stock at a time. Each company passes through the Manager's research process and, in the Manager's opinion, stands on its own merits as a viable investment. The Manager's proprietary fundamental research is designed to identify companies with potential for improvement in profitability and acceleration of growth.

The Portfolio is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth. Because of the uncertainty associated with common stock investments, the Portfolio is intended to be a long-term investment.

Value Portfolio

Investment Objective
The Portfolio seeks to maximize capital appreciation.

Investment Strategies and Policies
The Portfolio is a diversified Portfolio that invests primarily in securities of companies that the Manager believes are "under-valued" relative to the intrinsic or private market value of the firm. Intrinsic, or private market value, is what an acquiring company might pay for the entire firm. The determination of private market value is based on an analysis of the firm's unrecognized balance sheet values and the discretionary cash flow the firm generates. The securities in the Portfolio may include common and preferred stocks, warrants, convertible securities, corporate and high-yield debt, and other securities that the Manager believes are attractively priced. Income is a secondary consideration of the Portfolio, although it is not part of the Portfolio's fundamental investment objective.

The Portfolio has no pre-set limit as to the percentage of the portfolio which may be invested in equity securities, debt securities, or cash equivalents. The Manager's opinions are based upon analysis and research, taking into account the valuation of the firm's securities relative to the fundamental outlook for the firm's business and the comparable valuation of similar industry competitors. These factors are not applied formulaically, as the Manager examines each security separately; the Manager has no general criteria as to asset size, earnings or industry type which would make a security unsuitable for purchase by the Portfolio.

Although the Portfolio may invest in securities from any size issuer, the Portfolio will generally invest in securities of issuers with market capitalizations in excess of $500 million. The Portfolio may invest in securities that are traded on U.S. or foreign exchanges, the National Association of Securities Dealers Automated Quotations ("NASDAQ") national market system or in the over-the-counter ("OTC") market.

Debt securities in which the Portfolio invests (such as corporate and U.S. government bonds, debentures and notes) may or may not be rated by rating agencies such as Moody's or S&P, and, if rated, such rating may range from the very highest to the very lowest, currently C for Moody's and D for S&P. Securities rated D are in default as to the payment of principal and interest. Lower rated debt securities in which the Portfolio expects to invest are commonly referred to as "junk bonds." The Portfolio is limited to 35% of total assets for junk bonds and other non-investment grade debt securities. See "High Yield (`Junk') Bonds" on page xx for further information.

The general investment policy for debt instruments, including junk bonds, is the same as the investment policy for equity securities. The Portfolio seeks to invest in debt instruments that are available at prices less than their intrinsic value. Such instruments may include securities issued by reorganizing or restructuring companies, or companies which recently emerged from, or are facing, the prospect of a financial restructuring. It is under these circumstances, which usually involve unrated or low rated securities that are often in, or about to, default, that the Manager identifies securities which are sometimes available at prices which it believes are less than their intrinsic value.

The Manager tries to keep the Portfolio fully invested. However, when the Manager determines that market conditions warrant, the Portfolio may invest without limit in cash and cash equivalents for temporary defensive purposes. To the extent the Portfolio is so invested, it is not achieving its investment objectives. This practice is not expected to be used routinely. As part of the management of cash and cash equivalents and to help maintain liquidity, the Portfolio may invest in the same kind of money market and other short-term instruments and debt securities as the Money Market Portfolio does. See "Money Market Portfolio" on page xx.

Points To Consider When Investing
Since the Portfolio invests primarily in common stocks, its investments are subject to stock market price volatility. Price volatility means that stock prices can go up or down due to a variety of economic and market conditions.

However, the Manager attempts to lessen price volatility by focusing on the potential for each prospective holding (a "bottom up" approach) rather than the economic and business cycle (a "top down" approach). The Portfolio is constructed one stock at a time. Each company passes through the Manager's research process and, in the Manager's opinion, stands on its own merits as a viable investment. The Manager's proprietary fundamental research is designed to identify companies that sell below their intrinsic value. Intrinsic value is what an informed corporate or strategic buyer would pay to purchase an entire company. The Manager will also focus on companies that are restructuring or redeploying capital to improve their return on investment. By focusing on intrinsic value and capital redeployment, the Manager seeks to limit downside risk while improving the chances for capital appreciation.

The Portfolio is intended for investors who have the perspective and patience to seek competitive stock market returns in a focused pursuit of long-term capital growth. Because of the uncertainty associated with common stock investments, the Portfolio is intended to be a long-term investment.

                                          A GENERAL DISCUSSION ABOUT RISK

There are risks inherent in investing in different kinds of funds, such as the Portfolios. Each of the Portfolios is subject to the following risks:

Market or Price Volatility Risk
For stocks, this refers to the price fluctuations, or volatility, caused by changing conditions in the financial markets. For bonds and other debt securities, this refers to the change in market price caused by interest rate movements. Longer-maturity bond funds and stock funds are more subject to this risk than money market funds and shorter-maturity bond funds.

Financial or Credit Risk
For stocks and other equity securities, financial risk comes from the possibility that current earnings of the company will fall, or that its overall financial circumstances will decline. Either of these could cause the security to lose value. For bonds and other debt securities, financial risk comes from the possibility that the issuer will be unable to pay principal and interest on time. Portfolios with low quality bonds and speculative stock funds are more subject to this risk than funds with government or high quality bonds. For more information, see "High-Yield (`Junk') Bonds" on page 29 and "Summary of Bond Ratings" on page 47.

Current Income Risk
The Portfolios receive income, either as interest or dividends, from the securities in which they invest. Each Portfolio pays out substantially all of this income to its shareholders as dividends. Current income risk refers to how overall interest rate or dividend rate changes can affect the Portfolio's ability to maintain the current level of dividend payments to its shareholders.

Inflation or Purchasing Power Risk
Inflation risk is the uncertainty that dollars invested may not buy as much in the future as they do today. Longer-maturity bond funds are more subject to this risk than money market or stock funds.

Sovereign Risk
Sovereign risk is the potential loss of assets or earning power due to government actions, such as taxation, expropriation, or regulation. Portfolios with large investments overseas or Portfolios with tax-advantaged investments are more subject to this risk than other Portfolios.

                                   INVESTMENT PROCEDURES AND RISK CONSIDERATIONS

Buying and Selling Securities
In general, the Portfolios purchase and hold securities for capital growth, current income, or a combination of those purposes. Investment decisions are made in order to achieve the Portfolio's investment objective. Portfolio changes can result from liquidity needs, securities reaching a price objective, anticipated changes in interest rates, a change in the creditworthiness of an issuer, or from general financial or market developments. Because investment changes usually are not tied to the length of time a security has been held, a significant number of short-term transactions may result.

The Portfolios may sell one security and simultaneously purchase another of comparable quality. The Portfolio may simultaneously purchase and sell the same security to take advantage of short-term differentials and bond yields. In addition, the Funds may purchase individual securities in anticipation of relatively short-term price gains. The rate of portfolio turnover will not be a determining factor in these decisions.

Portfolio turnover has not been and will not be a consideration. The Manager buys and sells securities for each Portfolio whenever it believes it is appropriate to do so. Increased turnover results in higher costs. These costs result from brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Securities Lending
As a way to earn additional income, the Portfolios may lend their securities to creditworthy persons not affiliated with the Portfolios. Such loans must be secured by cash collateral or by irrevocable letters of credit maintained on a current basis in an amount at least equal to the market value of the securities loaned. During the existence of the loan, the Portfolios must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral. The Portfolio must have the right to call the loan and obtain the securities loaned at any time on three days notice. This includes the right to call the loan to enable the Portfolio to execute its shareholder voting rights. Such loans cannot exceed one-third of the Portfolio's net assets taken at market value. Interest on loaned securities cannot exceed 10% of the annual gross income of the Portfolio (without offset for realized capital gains).

Lending securities to broker-dealers and institutions could result in a loss or a delay in recovering the Portfolio's securities.

Borrowing Policies of the Portfolios
The Portfolios can borrow money from banks or engage in reverse repurchase agreements, for temporary or emergency purposes. A Portfolio can borrow up to one-third of the Portfolio's total assets. To secure borrowings, the Portfolios can mortgage or pledge securities in an amount up to one-third of a Portfolio's net assets. If a Portfolio borrows money, the Portfolio's share price may be subject to greater fluctuation until the borrowing is paid off. The Portfolio will not make any additional investments, other than through reverse repurchase agreements, while the level of borrowing exceeds 5% of the Portfolio's total assets. For more information on reverse repurchase agreements see the "Reverse Repurchase Agreements and Leverage" section on page 29.

Small Capitalization Stocks
The Aggressive Growth Portfolio , the Growth Portfolio, the Small Company Portfolio, and the Value Portfolio can purchase securities of small companies. The securities of small companies are usually less actively followed by analysts and may be under-valued by the market, which can provide significant opportunities for capital appreciation; however, the securities of such small companies may also involve greater risks and may be subject to more volatile market movements than securities of larger, more established companies. The securities of small companies are often traded in the over-the counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small companies are likely to be subject to more abrupt or erratic market movements than securities of larger, more established companies.

Over-The-Counter-Market
The Aggressive Growth Portfolio, the Growth Portfolio and Small Company Portfolios may invest in over-the-counter stocks. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. Low trading volumes may make it difficult to find a buyer or seller for the securities of some companies. This will have an effect on the purchase or selling price of a stock.

Special Situations
The Aggressive Growth Portfolio, the Growth Portfolio, the Small Company Portfolio, and the Value Portfolio may invest in "special situations" from time to time. A special situation arises when, in the opinion of a Portfolio's manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a merger proposal or buyout, a leveraged recapitalization, a new product or process, a technological breakthrough, a management change or other extraordinary corporate events, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Repurchase Agreements
The Portfolios may enter into repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when, at the time a Portfolio purchases an interest-bearing debt obligation, the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Portfolio's money is invested in the security. Since the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The risk to the Portfolio is the ability of the seller to pay the agreed-upon price on the delivery date. If the seller is unable to make a timely repurchase, the expected proceeds could be delayed, or the Portfolio could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. The Portfolios have established procedures to evaluate the creditworthiness of parties making repurchase agreements.

The Portfolios will not invest in repurchase agreements maturing in more than seven days, if that would result in more than 10% of the Portfolio's net assets being so invested when taking into account the remaining days to maturity of its existing repurchase agreements.

Reverse Repurchase Agreements and Leverage
The Portfolios may enter into reverse repurchase agreements with Federal Reserve member banks and U.S. securities dealers from time to time. In a reverse repurchase transaction the Portfolio sells securities and simultaneously agrees to repurchase them at a price which reflects an agreed-upon rate of interest. The proceeds from reverse repurchase agreements are used to make other investments which either mature or are under an agreement to resell at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Portfolio may utilize reverse repurchase agreements only if the interest income to be earned from the investment proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction.

Reverse repurchase agreements are a form of leverage which increases the opportunity for gain and the risk of loss for a given change in market value. In addition, the gains or losses will cause the net asset value of the Portfolio's shares to rise or fall faster than may otherwise be the case. There may also be a risk of delay in the recovery of the underlying securities, if the counter party has financial difficulties. A Portfolio's obligations under all borrowings, including reverse repurchase agreements, will not exceed one-third of the Portfolio's net assets.

When-Issued Securities
Occasionally the Portfolios may purchase new issues of securities on a when-issued basis. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. The market price of the securities at the time of delivery may be higher or lower than that contracted for on the when-issued security, and there is some risk the transaction may not be consummated. The Portfolios maintain a segregated account consisting of liquid securities in an amount at least equal to the when-issued commitments.

Short Sales
The Portfolios may sell securities which they do not own, or intend to deliver to the buyer if they do own ("sell short") if, at the time of the short sale, a Portfolio owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow the Portfolios to hedge against price fluctuations by locking in a sale price for securities they do not wish to sell immediately.

A Portfolio may make a short sale when it decides to sell a security it owns at a currently attractive price. This allows the Portfolio to postpone a gain or loss for federal income tax purposes and to satisfy certain tests applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, (the "Code"). The Portfolios will only make short sales if the total amount of all short sales does not exceed 10% of the total assets of the Portfolio. This limitation can be changed at any time.

Municipal Obligations
Any of the Portfolios, except the Index Portfolio, may invest in municipal obligations. This includes the equity Portfolios as part of their cash management techniques. In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality. The credit quality of a municipal obligation can be affected by, among other factors: a) the financial condition of the issuer or guarantor; b) the issuer's future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security. Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues can be enhanced by demand features which enable the Portfolio to demand payment from the issuer or a financial intermediary on short notice.

High-Yield ("Junk") Bonds
High-yield bonds (also known as "junk" bonds) are lower-rated bonds that involve higher current income than investment grade bonds but are predominantly speculative because they present a higher degree of credit risk. Credit risk is the risk that the issuer of the bonds will be unable to make interest or principal payment on time. If this occurs, the Portfolio would lose income, and could expect a decline in the market value of the securities affected. Careful analysis of the financial condition of companies issuing junk bonds is required. The prices of junk bonds tend to be more reflective of prevailing economic and industry conditions, the issuers' unique financial situations, and the bonds' coupon than to small changes in the level of interest rates. But during an economic downturn or a period of rising interest rates, highly leveraged companies may have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing.

The Portfolios may also invest in unrated debt securities. Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain municipalities may decide not to pay the cost of getting a rating for their bonds. An analysis of the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, is made to determine whether to purchase unrated municipal bonds.

Unrated debt securities are included in the 35% limit on non-investment grade debt of the applicable Portfolios, unless such securities are deemed by the Manager to be the equivalent of investment grade securities. See "Summary of Bond Ratings" on page 47 and the Statement of Additional Information for a description of bond rating categories.

Foreign Securities
All the Portfolios may invest in foreign securities. The Index Portfolio will invest only in those ADRs that are selected by the Standard & Poor's Corporation to be included in the S&P 500 Index.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign
Portfolio  transactions,   the  possibility  of  expropriation  or  confiscatory
taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Portfolio's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

Options, Futures, and Other Derivatives
The Portfolios may use options, futures, forward contracts, and swap transactions ("derivatives"). However, the Money Market Portfolio does not currently use, or anticipate using, derivatives. Derivatives are used to protect a Portfolio against potential unfavorable movements in interest rates or securities prices. If those markets do not move in the direction anticipated, the Portfolios could suffer losses. The Portfolios may purchase, or write, call or put options on securities or on indexes ("options"). The Portfolios may also enter into futures contracts for the purchase or sale of instruments based on interest rates or financial indexes ("futures contracts"), options on futures contracts, forward contracts, and interest rate swaps and swap-related products. These instruments are used primarily to adjust a Portfolio's exposure to changing securities prices, interest rates, or other factors that affect securities values. The strategy is to attempt to reduce the overall investment risk. However, the Index Portfolio will use derivatives as part of its strategy to match the performance of the S&P 500 Index.

Risks in the use of these derivatives include, in addition to those referred to above: a) the risk that interest rates and securities prices do not move in the directions being hedged against, in which case the Portfolio has incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; b) imperfect correlation between the price of derivatives and the movements of the securities' prices or interest rates being hedged; c) the possible absence of a liquid secondary market for any particular derivative at any time; d) the potential loss if the counterparty to the transaction does not perform as promised; and e) the possible need to defer closing out certain positions to avoid adverse tax consequences. More information on derivatives is contained in the Statement of Additional Information.

Mortgage-Backed and Asset-Backed Securities
The Portfolios may invest in mortgage-backed and asset-backed securities. The Bond Portfolio is more likely to invest in such securities than the other Portfolios. Mortgage-backed and asset-backed securities are generally securities evidencing ownership or interest in pools of many individual mortgages or other loans. Part of the cash flow of these securities is from the early payoff of some of the underlying loans. The specific amount and timing of such prepayments is difficult to predict, creating "prepayment risk." For example, prepayments on Government National Mortgage Association certificates ("GNMAs") are more likely to increase during periods of declining long-term interest rates because borrowers tend to refinance when interest rates drop. In the event of very high prepayments, the Portfolios may be required to invest these proceeds at a lower interest rate, causing them to earn less than if the prepayments had not occurred. Prepayments are more likely to decrease during periods of rising interest rates, causing the expected average life of the underlying mortgages to become longer. This variability of prepayments will tend to limit price gains when interest rates drop and to exaggerate price declines when interest rates rise.

Zero Coupon Bonds
The Portfolios may invest in zero coupon bonds and strips. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a discount from face value. A single lump sum which represents both principal and interest is paid at maturity. Strips are debt securities whose interest coupons are taken out and traded separately after the securities are issued, but otherwise are comparable to zero coupon bonds. The market value of zero coupon bonds and strips generally is more sensitive to interest rate fluctuations than interest-paying securities of comparable term and quality.

Indebtedness
From time to time, the Portfolios may purchase the direct indebtedness of various companies ("Indebtedness") or participation in such Indebtedness. The Value Portfolio is more likely to invest in such securities than the other Portfolios. Indebtedness represents a specific commercial loan or portion of a loan which has been given to a company by a financial institution such as a bank or insurance company ("Bank Claims"). The company is typically obligated to repay such commercial loan over a specified time period. By purchasing the Bank Claims, a Portfolio steps into the shoes of the financial institution which made the loan to the company prior to its restructuring or refinancing. Such Bank Claims purchased by a Portfolio may be in the form of loans, notes or bonds.

The  Portfolios   normally  invest  in  the  Indebtedness  of  a  company  which
Indebtedness has the highest priority in terms of payment by the company, although on occasion, lower priority Indebtedness also may be acquired.

Indebtedness of companies may also include Trade Claims. Trade Claims generally represent money due to a supplier of goods or services to the companies issuing indebtedness. Company Indebtedness, including Bank Claims and Trade Claims, may be illiquid (as defined below).

Illiquid Securities
Up to 15% of a Portfolio's net assets may also be invested in securities that are illiquid, except that the Money Market Portfolio may only invest 10% of its net assets in such securities. Securities are considered illiquid when there is no readily available market or when they have legal or contractual restrictions. Repurchase agreements which mature in more than seven days are included as illiquid securities. These investments may be difficult to sell quickly for their fair market value.

Certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors under Rule 144A may not be considered illiquid if a dealer or institutional trading market exists. The institutional trading market is relatively new. However, liquidity of the Portfolios' investments could be impaired if trading for these securities does not further develop or declines. The Manager determines the liquidity of Rule 144A securities under guidelines approved by the Transamerica Variable Insurance Fund, Inc. Board of Directors ("Board").

Variable Rate, Floating Rate, or Variable Amount Securities
Any of the Portfolios, except the Growth Portfolio, may invest in variable rate, floating rate, or variable amount securities. These are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. They are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

Investments in Other Investment Companies
Up to 10% of a Portfolio's total assets may be invested in the shares of other investment companies, but only up to 5% of its assets may be invested in any one other investment company. In addition, the Portfolios cannot purchase more than 3% of the outstanding shares of any one investment company. It is intended that these investments be kept to a minimum.

State Insurance Regulation

         The Portfolios are intended to be a funding vehicle for variable annuity contracts and variable life policies to be offered by insurance companies and will seek to be offered in as many jurisdictions as possible. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If such regulations and guidelines are applied to the Portfolios, a Portfolio may be limited in its ability to engage in certain techniques and to manage its portfolio with the flexibility provided herein. It is the intention of each Portfolio that it operate in material compliance with current insurance laws and regulations, as applied, in each jurisdiction in which the Portfolio is offered.
                                                 PORTFOLIO TURNOVER

         The Portfolios will not consider portfolio turnover to be a limiting factor in making investment decisions. Changes will be made in a Portfolio if such changes are considered advisable to better achieve that Portfolio's investment objective. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of the portfolio securities, excluding debt securities having a maturity at the date of purchase of one year or less.
         High rates of portfolio turnover involve correspondingly greater expenses which must be borne by a Portfolio and its shareholders, including higher brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment of other securities. High rate of turnover may result in the acceleration of taxable gains and may under certain circumstances make it more difficult for a Portfolio to qualify as a regulated investment company under the Internal Revenue Code. See "Federal Tax Matters" in the Statement of Additional Information.
                                                     MANAGEMENT

Directors and Officers

         The Fund's Board of Directors is responsible for deciding matters of general policy and reviewing the actions of the Investment Adviser and Investment Sub-Adviser, the custodian, the accounting and administrative services providers and other providers of services to the Portfolios. The officers of the Fund supervise its daily business operations. The Statement of Additional Information contains information as to the identity of, and other information about, the directors and officers of the Fund.


Investment Adviser

         Transamerica Occidental Life Insurance Company ("Transamerica"), 1150 South Olive Street, Los Angeles, California 90015, is the investment adviser of the Portfolios. Transamerica is a stock life insurance company incorporated in the state of California on June 30, 1906. It has been a wholly-owned direct or indirect subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, since March 14, 1930. Transamerica acted as investment adviser to Transamerica Occidental's Separate Account Fund C ("Separate Account Fund C"), the predecessor to the Growth Portfolio.

         The Fund has entered into an Investment Advisory Agreement with Transamerica under which Transamerica assumes overall responsibility, subject to the supervision of the Fund's Board of Directors, for administering all operations of the Fund and for monitoring and evaluating the management of the assets of the Portfolios by Investment Services on an ongoing basis. Transamerica provides or arranges for the provision of the overall business management and administrative services necessary for the Fund's operations and furnishes or procures any other services and information necessary for the proper conduct of the Fund's business. Transamerica also acts as liaison among, and supervisor of, the various service providers to the Fund.


         For its services to the Portfolios, Transamerica receives annual advisory fees which are a percentages of the average daily net assets of the Portfolios. The fees are deducted daily from the assets of the Portfolios. The fees may be higher than the average advisory fee paid to the investment advisers of other similar portfolios. The advisory fees are shown below. Transamerica may waive some or all of its fees from time to time at its discretion. In 1997 Transamerica waived a portion of the advisory fee payable by the Growth Portfolio and was paid 0.62% of the Portfolio's average net assets.


                        -------------------------- -----------------
                        Portfolio                  Advisory Fee
                        -------------------------- -----------------
                        -------------------------- -----------------
                        Aggressive Growth          0.80%
                        -------------------------- -----------------
                        -------------------------- -----------------
                        Balanced                   0.75%
                        -------------------------- -----------------
                        -------------------------- -----------------
                        Bond                       0.55%
                        -------------------------- -----------------
                        -------------------------- -----------------
                        Growth                     0.75%
                        -------------------------- -----------------
                        -------------------------- -----------------
                        High Yield Bond            0.65%
                        -------------------------- -----------------
                        -------------------------- -----------------
                        Index                      0.35%
                        -------------------------- -----------------
                        -------------------------- -----------------
                        Money Market               0.35%
                        -------------------------- -----------------
                        -------------------------- -----------------
                        Small Company              0.85%
                        -------------------------- -----------------
                        -------------------------- -----------------
                        Value                      0.75%
                        -------------------------- -----------------

         Each Portfolio pays all the costs of its operations that are not assumed by Transamerica, including custodian, legal, auditing, and registration fees and expenses, and fees and expenses of directors unaffiliated with Transamerica. Fund expenses that are not Portfolio-specific will be allocated between the Portfolios based on the net assets of each Portfolio.

Sub-Adviser

         Transamerica has contracted with Transamerica Investment Services, Inc. ("Investment Services" or "Sub-Adviser" or "Manager"), a wholly-owned subsidiary of Transamerica Corporation, to render investment services to the Portfolios. Investment Services has been in existence since 1967 and has provided investment services to investment companies since 1968 and to Transamerica and affiliated companies since 1981. Investment Services is located at 1150 South Olive Street, Los Angeles, California 90015-2211. Transamerica has agreed to pay Investment Services a fee at the annual rate of a percentage of the Portfolios' average daily net assets. Investment Services will provide recommendations on the management of Portfolio assets, provide investment research reports and information, supervise and manage the investments of the Portfolios, and direct the purchase and sale of Portfolio investments.

         Investment Services is also responsible for the selection of brokers and dealers to execute transactions for the Portfolios. Some of these brokers or dealers may be affiliated persons of Transamerica and Investment Services, although presently none are. Although it is the policy of Investment Services to seek the best price and execution for each transaction, Investment Services may give consideration to brokers and dealers who provide Investment Services with statistical information research and other services in addition to transaction services. Additional information about the selection of brokers and dealers is provided in the Statement of Additional Information.

Trading decisions for each of the Portfolios described in this Prospectus are made by a team of expert managers and analysts headed by a primary manager. The primary managers are primarily responsible for the day-to-day decisions related to their Portfolio. They are supported by the entire group of managers and analysts. The primary manager of any one Portfolio may be on another Portfolio team. The transactions and performance of the Portfolios are reviewed periodically by the Investment Adviser's senior officers.

Here's  a  listing  and  brief  biography  of the team  leaders  for each of the
Portfolios:

Aggressive Growth Portfolio and Small Company Portfolio Primary Manager: Philip Treick, Vice President and Fund Manager, Transamerica Investment Services. B.S., University of South Florida. Joined Transamerica in 1988.

Co-Manager: Christopher J. Bonavico, Assistant Vice President and Fund Manager, Transamerica Investment Services. B.S., University of Delaware. Equity Research Analyst, Salomon Brothers, 1989-1993. Joined Transamerica in 1993.

Growth Portfolio Primary Manager: Jeffrey S. Van Harte, C.F.A. Vice President and Senior Fund Manager, Transamerica Investment Services. Member of San Francisco Society of Financial Analysts. B.A., California State University at Fullerton.

Joined Transamerica in 1980.


Co-Manager: Philip Treick (see above).

Value Portfolio
Primary Manager: Christopher J. Bonavico (see above).

Co-Manager: Jeffrey S. Van Harte (see above).

Index Portfolio Primary Manager: Lisa L. Hansen, Assistant Vice President and Senior Trader, Transamerica Investment Services. B.A. (biology), University of California at Santa Cruz. Senior Trader, Husic Capital Management, 1988-1997. Joined Transamerica in 1997.

Co-Manager: Christopher J. Bonavico (see above).

Balanced Portfolio Primary Manager: Gary U. Rolle', C.F.A., Executive Vice President & Chief Investment Officer, Transamerica Investment Services. Chairman & President, Transamerica Income Shares. Chief Investment Officer of Transamerica Occidental Life and Transamerica Life Insurance & Annuity. Former member of the Board of Governors of the Los Angeles Society of Financial Analysts. B.S. (chemistry and economics), University of California at Riverside. First joined Transamerica in 1967. Returned to Transamerica in 1983.

Co-Manager: Stephen J. Ahearn, C.F.A., Vice President and Director of Research, Transamerica Investment Services. B.S. (finance), Boston College (Magna Cum Laude). Senior Associate-Municipal Bonds, General Electric Investment Corporation, 1991-1994. Joined Transamerica in 1994.

Co-Manager: Christopher J. Bonavico (see above).

High Yield Bond Portfolio

Primary Manager: Heather E. Creeden, C.F.A. Vice President and Fund Manager, Transamerica Investment Services. Member of the Los Angeles Society of Financial Analysts. B.S., Arizona State University. Joined Transamerica in

1987.

Co-Manager: Stephen J. Ahearn (see above).

Bond Portfolio Primary Manager: Susan A. Silbert, C.F.A., Senior Vice President and Director of Fixed Income Management, Transamerica Investment Services. Vice President of Transamerica Income Shares. Member of the Los Angeles Society of Financial Analysts. M.B.A. (finance), University of Southern California. B.S. (finance), University of Southern California. Joined Transamerica in 1967.

Co-Manager: Matthew W. Kuhns, C.F.A., Vice President and Portfolio Manager, Transamerica Investment Services. Member of the Bond Club of Los Angeles. M.B.A. (finance), University of Southern California. B.A. (social science), University of California, Berkeley. Joined Transamerica in 1991.


Co-Manager: William A. Griffin, C.F.A., Vice President and Portfolio Manager, Transamerica Investment Services. B.A. (history), Colgate University. Analyst, Countrywide Funding Corporation, 1991. Joined Transamerica in 1991.

Money Market Portfolio Primary Manager: Kevin J. Hickam, C.F.A. Assistant Vice President and Fund Manager, Transamerica Investment Services. Member of Los Angeles Society of Financial Analysts. M.B.A., Cornell University. B.S., California State University at Chico. Joined Transamerica in 1989.

Co-Manager: Rex A. Olson, C.F.A., Securities Analyst, Transamerica Investment Services. Member of the Los Angeles Society of Financial Analysts. B.S. (finance), University of Southern California. Vice President, Mitsubishi Trust, 1987-1997. Joined Transamerica in 1997.

                                               PERFORMANCE INFORMATION

         From time to time the Fund may disseminate average annual total return and yield figures for the Portfolios in advertisements and communications to shareholders or sales literature.

         Average annual total return is determined by computing the annual percentage change in value of $1,000 invested for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The average annual total return calculation assumes a complete redemption of the investment at the end of the relevant period.

         The Fund also may from time to time disseminate year-by-year total return, cumulative total return and yield information for the Portfolios in advertisements, communications to shareholders or sales literature. These may be provided for various specified periods by means of quotations, charts, graphs or schedules. Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment in the Portfolio (assuming all distributions are reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period.

         Seven-day yield illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.

         In addition, the Fund may from time to time publish performance of a Portfolio relative to certain performance rankings and indices.


         Since each Portfolio is not available directly to the public, its performance data is not advertised unless accompanied by comparable data for the applicable variable annuity or variable life insurance policy. The Portfolios' performance data does not reflect separate account or contract level charges.

         The investment results of each Portfolio will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what a Portfolio's performance may be in any future period. In addition to information provided in shareholder reports, the Fund may, in its discretion, from time to time make a list of a Portfolio's holdings available to investors upon request.

         These Portfolios are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain of the Portfolios are very similar to the investment objective and policies of other portfolios, funds or separate accounts that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the Portfolios, available under variable insurance contracts issued by Transamerica or other insurance companies with participation agreements with the Fund, may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, mutual fund or separate account, even if the other portfolio, mutual fund or separate account has the same investment adviser or manager and the same investment objective and policies, and a very similar name.

Growth Portfolio Performance


         The Growth Portfolio is the successor to Transamerica Occidental's Separate Account Fund C ("Separate Account Fund C"). The assets of Separate Account Fund C as of the close of business October 31, 1996, were transferred intact to the Growth Portfolio in exchange for shares of the Growth Portfolio. Because the Growth Portfolio is the successor to Separate Account Fund C, the historical performance data of Separate Account Fund C is the Growth Portfolio's performance history for periods prior to the reorganization. The calculation of performance data for periods prior to the reorganization is discussed on pages 22-23 of the Statement of Additional Information. The performance data for the Growth Portfolio prior to the reorganization does not reflect any sales or insurance charges or any other separate account or contract level charges that were imposed under the annuity contracts issued through Separate Account Fund C. Likewise, the performance data for the Portfolios since the reorganization does not reflect any charges applicable to any insurance product. Currently, the Growth Portfolio is only available through the purchase of variable annuity and variable life insurance contracts which have charges and expenses specific to them.


                                Average Annual Total Returns

                          for periods ending December 31, 1997
TVIF Growth Portfolio          1 year    3 years  .........5 years   10 years
-----------------------------------------------------------------------------
                                46.50%   41.99%   .........30.49%    25.59%


Sub-Adviser Performance


         The Portfolios' Sub-Adviser also manages SEC-registered mutual funds ("mutual funds") and non-registered segregated investment accounts ("separate accounts") of insurance companies.


         A Portfolio may disclose in advertisements, supplemental sales literature, and reports performance data of existing mutual funds or separate accounts managed by the Portfolio's Sub-Adviser and that have investment objectives, policies, and strategies substantially similar to those of such Portfolio (a "Similar Sub-Adviser Fund").


         Although the Similar Sub-Adviser Funds have substantially similar investment objectives, policies, and strategies as the designated Portfolio, and are managed by the same Sub-Adviser as the designated Portfolio, you should not assume that the designated Portfolio will have the same future performance as the Similar Sub-Adviser Funds. Any Portfolio's future performance may be greater or less than the historical performance and/or future performance of the corresponding Similar Sub-Adviser Fund due to, among other things, certain inherent differences between a Portfolio and the Similar Sub-Adviser Funds. Additionally, the separate accounts are not registered with the SEC and not subject to the Investment Company Act of 1940, nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Therefore, the separate accounts were not subject to the investment limitations, diversification requirements, and other restrictions that apply to
thePortfolios. If the separate accounts had been subject to the Investment Company Act or Subchapter M of the Code, their performance may have been adversely affected at times. Additionally, the fees and expenses of the Portfolios may be higher or lower than the fees and expenses of Similar Sub-Adviser Funds. Higher fees and expenses have a negative impact on performance. Also, the Portfolios are currently only available through the purchase of variable annuity and variable life insurance contracts. The performance of the Similar Sub-Adviser Funds does not reflect any expenses or charges applicable to these variable insurance contracts.

         On June 30, 1998, the assets of the High Yield separate account were transferred to the Premier High Yield Bond mutual fund in exchange for fund shares. Therefore, the performance of the Premier High Yield Bond mutual fund, prior to June 30, 1998, is the performance of the High Yield Bond separate account recalculated to reflect the higher fees and expenses of the Premier High Yield Bond Fund. The separate account commenced operations September 1, 1990.

         For the Aggressive Growth, Small Company and Value Portfolios, no similar Sub-Adviser Fund is reported because there are no corresponding separate accounts and there are no mutual funds with at least one year of performance ending December 31, 1997.

         The performance of each Similar Sub-Adviser Fund is its own and should not be considered a substitute for a Portfolio's own performance; nor should Similar Sub-Adviser Fund performance be considered indicative of any past or future performance of the Portfolios.


         The following table illustrates the average annual total returns of Similar Sub-Adviser Funds and recognized industry indexes over the last one, five, and ten-year or since inception periods ending December 31, 1997. The average annual total returns of the Premier Funds mutual funds are those of the Investor Shares class which are subject to Rule 12b-1 fees; there are no sales loads applicable to the mutual funds and none are reflected in these performance numbers. These returns for the mutual funds and separate accounts are net of total operating expenses, including management fees and administrative expenses or charges for these funds except for any fees or expenses that may be waived or reimbursed by the adviser. The returns for the indices assume reinvestment of dividends and interest.




                                                              Average Annual Total Returns as of 12/31/97

--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------


                                                                    1            5           10          Since       Inception
     Portfolios       Similar Sub-Adviser Fund                     year        year         year       Inception       Date

--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------
--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------

TVIF Index            Equity Index Fund*                           32.41%      19.63       17.43%        16.56%       10/1/86

--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------
--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------

                      Premier Index Fund**                        33.14%        --           --          27.38%       10/2/95

--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------
--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------

                      S&P 500 Index1                              33.36%       20.27%      18.07%             --

--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------
--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------

--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------
--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------

TVIF Balanced         Balanced Fund*                              29.61%                     --          20.39%       4/1/93

--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------
--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------

                      Premier Balanced Fund**                     35.38%        --           --          23.09%       10/2/95

--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------
--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------

--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------
--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------

--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------
--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------

TVIF High Yield Bond                                                                         --


--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------
--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------

                      Premier High Yield Bond Fund**                                         --                      9/1/90 6
                                                                  14.52%      12.77%                    14.26%

--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------
--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------

                      Merrill Lynch All High Yield Index2         12.83%       11.72%        --               --

--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------
--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------

--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------
--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------

TVIF Bond             Bond Fund*                                  11.45%       9.29%       10.87%        12.41%       5/1/83

--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------
--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------

                      Premier Bond Fund**                          9.99%        --           --          7.07%        10/2/95

--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------
--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------

                      Lehman Brothers Govt./Corporate Index 3     9.76%        7.61%       9.15%            --

--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------
--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------

--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------
--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------

TVIF Money Market     Cash Management Fund*                        5.07%       4.38%        5.45%        6.65%        1/3/82

--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------
--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------

                      Premier Cash Reserve Fund4**                 5.48%        --           --          5.44%        10/2/95

--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------
--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------

                      IBC First Tier Index5                        4.92%       4.32%        5.43%              --

--------------------- ----------------------------------------- ----------- ------------ ----------- -------------- ------------


         * indicates non-registered Separate Account
       ** indicates registered Mutual Fund

1 The Standard and Poor's 500 Index consists of 500 widely held, publicly traded common stocks. 2 The Merrill Lynch All High Yield Index consists of high yield bonds.
  3 The Lehman Brothers Government/Corporate Bond Index is a broad-based unmanaged index of government and corporate bonds with maturities of 10 years or longer that are rated investment grade or higher by Moody's Investor Services, Inc. or Standard and Poor's Corporation.
4        The 7-day current yield was 5.49% and effective yield was 5.64% as of 12/31/97.
5 IBC's Money Fund ReportTM-First Tier is a composite of taxable money market funds that meet the SEC definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940.
6 The Premier High Yield Bond Fund commenced operations June 30, 1998, but its performance data includes the performance of the High Yield Bond separate account which commenced operations September 1, 1990, and transferred its assets to the mutual fund June 30, 1998.



         These indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.

                                         DETERMINATION OF NET ASSET VALUE

         The net asset value per share of each Portfolio is normally determined once daily as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time, on each day when the New York Stock Exchange is open, except as noted below. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year, except for certain holidays. The net asset value of the Portfolios' shares will not be calculated on the Friday following Thanksgiving, the Friday following Christmas if Christmas falls on a Thursday and the Monday before Christmas if Christmas falls on a Tuesday.

         The net asset value of each Portfolio is determined by dividing the value of the Portfolio's securities, cash, and other assets (including accrued but uncollected interest and dividends), less all liabilities (including accrued expenses but excluding capital and surplus) by the number of shares of the Portfolio outstanding.

         The value of the Portfolio securities and assets is generally determined on the basis of their market values. However, all securities held by the Money Market Portfolio and any short-term debt securities of the other Portfolios having remaining maturities of sixty days or less are valued by the amortized cost method, which approximates market value. Amortized cost involves valuing an investment at its cost and assuming a constant amortization to maturity of any discount or premium, regardless of the effect of movements in interest rates. Investments for which market quotations are not readily available are valued at their fair value as determined in good faith by, or under authority delegated by, the Fund's Board of Directors. For more information, see "Determination of Net Asset Value" in the Statement of Additional Information.

                                     OFFERING, PURCHASE AND REDEMPTION OF SHARES

         Pursuant to participation agreements between the Fund and Transamerica and other insurance companies, shares of the Portfolios are sold in a continuous offering and are authorized to be offered to the separate accounts of various insurance companies in order to support variable annuity and life insurance contracts. The separate accounts purchase and redeem shares of the Portfolios at net asset value without sales or redemption charges.

         For each day on which a Portfolio's net asset value is calculated, the separate account will transmit to the Fund any orders to purchase or redeem shares of the Portfolio based on the purchase payments, redemption (surrender) requests, and transfer requests from contract owners, annuitants and beneficiaries that have been processed on that day. Shares of the Portfolio are purchased and redeemed at the Portfolio's net asset value per share calculated as of that same day although such purchases and redemptions may be executed the next morning.

         In the event that shares of a Portfolio are offered to a separate account supporting variable life insurance or to qualified pension and retirement plans, a potential for certain conflicts may exist between the interests of variable annuity contract owners, variable life insurance contract owners and plan participants. The Fund currently does not foresee any disadvantage to owners of the annuity contracts arising from the fact that shares of a Portfolio might be held by such entities. However, in such an event, the Fund's Board of Directors will monitor the Portfolios in order to identify any material irreconcilable conflicts of interest which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts.

                INCOME, DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

         Each Portfolio distributes substantially all of its net investment income in the form of dividends to its shareholders. Except for the Money Market Portfolio, the Portfolios declare and pay their dividends and capital gain distributions at least annually.

         Although the Fund pays dividends on the Money Market Portfolio monthly, dividends are determined TAXES. Net capital gains of the Money Market Portfolio, if any, are distributed annually.

         The Fund believes that each Portfolio qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and each Portfolio intends to distribute substantially all of its net income and net capital gains to its shareholders. As a result, under the provisions of subchapter M, there should be little or no income or gains taxable to the Portfolios. In addition, each Portfolio intends to comply with certain other distribution rules specified in the Code so that it will not incur a 4% nondeductible federal excise tax that otherwise would apply. See "Federal Tax Matters" in the Statement of Additional Information.

                                                 OTHER INFORMATION

Preparing For Year 2000

         Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because dates are encoded using the standard six-place format that allows entry of only the last two digits of the year. This is commonly known as the "Year 2000 Problem." This issue could adversely impact the Fund if the computer systems used by the Fund's Investment Adviser, Sub-Adviser, Custodian, transfer agent and other service providers do not accurately process date information after January 1, 2000. The Investment Adviser and Sub-Adviser are addressing this issue by testing the computer systems they use to ensure that those systems will operate properly after January 1, 2000, and they are also seeking assurances from the Custodian, transfer agent and other service providers used that their computer systems will be adapted to address the Year 2000 Problem in time to prevent adverse consequences after January 1, 2000. However, especially when taking into account interaction with other systems, it is difficult to predict with precision that there will be no disruption of services in connection with the year 2000.

Reports

         Each year a Contract Owner (or annuitant or beneficiary, as appropriate) will receive the Fund's Annual Report containing audited financial statements and the Fund's Semi-Annual Report containing unaudited financial statements. Proxy materials, if issued, will also be sent. Questions may be directed to the Fund at the telephone number or address listed on the cover page of this Prospectus.

Voting and Other Rights

         Each share outstanding is entitled to one vote on all matters submitted to a vote of shareholders (of the Portfolios or the Fund) and is entitled to a pro-rata share of any distributions made by the Portfolios and, in the event of liquidation, of its net assets remaining after satisfaction of outstanding liabilities. Each share of the Portfolios, when issued, is nonassessable and has no preemptive or conversion rights. The shares have noncumulative voting rights.

         As a Maryland corporation, the Fund is not required to hold regular annual shareholder meetings and does not intend to do so. The Fund is, however, required to hold shareholder meetings for the following purposes: (i) approving certain agreements as required by the 1940 Act; (ii) changing fundamental investment objectives, policies and restrictions of the Portfolio; and (iii) filling vacancies on the Board of Directors in the event that less than a majority of the members of the Board of Directors were elected by shareholders. Directors may also be removed by shareholders by a vote of two-thirds of the outstanding votes attributable to shares at a meeting called at the request of holders of 10% or more of such votes. The Fund has the obligation to assist in shareholder communications.

         Transamerica currently owns more than 25% of the outstanding shares of each Portfolio which may result in it being deemed a controlling person of each Portfolio, as that term is defined in the 1940 Act.

Custody of Assets and Administrative Services

         Pursuant to a custody agreement with the Fund, State Street Bank and Trust Company ("State Street" or "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, will hold all securities and cash assets of the Fund, provide recordkeeping and certain accounting services and serve as the custodian of the Fund's assets. The custodian will be authorized to deposit securities in securities depositories and to use the services of sub-custodians.

Summary of Bond Ratings

         Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody's Investors Service, Inc. and Standard & Poor's Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as "junk bonds."

         Investment Grade           Moody's   Standard & Poor's
         Highest quality                     Aaa                    AAA
         High quality                        Aa                     AA
         Upper medium                        A                      A
         Medium, speculative features        Baa                    BBB

         Lower Quality
         Moderately speculative              Ba                     BB
         Speculative                         B                      B
         Very speculative                    Caa                    CCC
         Very high risk                      Ca                     CC
         Highest risk, may not be
             paying interest                 C       .........      C
         In arrears or default               D                      D

         For more information on bond ratings, including gradations within each category of quality, see the Statement of Additional Information.

                                           CONDENSED FINANCIAL INFORMATION


Growth Portfolio

         The following tables give information regarding income, expenses and capital changes in the Growth Portfolio of the Transamerica Variable Insurance Fund, Inc. (formerly, Transamerica Occidental's Separate Account Fund C) attributable to a Portfolio share outstanding throughout the periods indicated. The information is presented as if the reorganization of Separate Account Fund C, in which the assets and liabilities of the Separate Account were transferred intact to the Growth Portfolio, had always been in effect. The activity prior to the November 1, 1996, reorganization of Separate Account Fund C, represents accumulation unit values of Separate Account Fund C which have been converted into share values for presentation purposes.

         The per share data in the table for the period January 1, 1993, through December 31, 1997, has been audited by Ernst & Young LLP, independent auditors of the Fund, in connection with the annual audit of the Portfolio's financial statements. The per share data in the table for the period January 1, 1988, through December 31, 1991, is based upon data from the audited financial statements of Separate Account Fund C, but Ernst & Young, LLP has not audited the conversion of that data to Growth Portfolio share values. Prior to November 1, 1996, activity represents accumulated unit values of Separate Account Fund C which have been converted to share values for presentation purposes. The audited financial statements for the Growth Portfolio which appear in the Statement of Additional Information are dated as of December 31, 1997. Unaudited financial statements for the Growth Portfolio for the period ended June 30, 1998, are also in the Statement of Additional Information.



                                                 GROWTH PORTFOLIO



                           Period ended June 30, 1998 (unaudited)

        ----------------------------------------------------- ----------

                                                                                  1998

                          ----------------------------------------------------- ----------
                          ----------------------------------------------------- ----------

                          Net asset value, beginning of period                   $14.75

                          ----------------------------------------------------- ----------
                          ----------------------------------------------------- ----------


                          Investment Operations
                          Net investment income (loss)                           (0.02)

                          ----------------------------------------------------- ----------
                          ----------------------------------------------------- ----------

                          ----------------------------------------------------- ----------
                          ----------------------------------------------------- ----------

                          Net realized and unrealized gain                        3.56

                          ----------------------------------------------------- ----------
                          ----------------------------------------------------- ----------

                          Total from investment operations                        3.54

                          ----------------------------------------------------- ----------
                          ----------------------------------------------------- ----------

                          Distribution from net realized gains                     --

                          ----------------------------------------------------- ----------
                          ----------------------------------------------------- ----------

                          Net asset value, end of  period                        $18.29
                                                                                 ======

                          ----------------------------------------------------- ----------
                          ----------------------------------------------------- ----------

                          Total Return                                           24.00%

                          ----------------------------------------------------- ----------
                          ----------------------------------------------------- ----------

                          ----------------------------------------------------- ----------
                          ----------------------------------------------------- ----------

                          Ratios and Supplemental Data

                          ----------------------------------------------------- ----------
                          ----------------------------------------------------- ----------

                          Net assets, end of period (in thousands)               $66,490

                          ----------------------------------------------------- ----------
                          ----------------------------------------------------- ----------

                          Expenses to average net assets (1)                      0.85%

                          ----------------------------------------------------- ----------
                          ----------------------------------------------------- ----------

                          Net investment income (loss) to average net assets     (0.28%)
                          (2)

                          ----------------------------------------------------- ----------
                          ----------------------------------------------------- ----------

                          Portfolio turnover rate                                20.80%

                          ----------------------------------------------------- ----------
                          ----------------------------------------------------- ----------



                                                                     Year ended December 31,

        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
                                                                 1997       1996        1995       1994        1993
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        Net asset value, beginning of year                      $10.93     $8.582      $5.615     $5.239      $4.287
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------

        Investment Operations
        Net investment income (loss)                            (0.05)     (0.065)    (0.069)     (0.042)    (0.030)
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------

        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        Net realized and unrealized gain                         5.13       2.413      3.036       0.418      0.982
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        Total from investment operations                         5.08       2.348      2.967       0.376      0.952
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        Distribution from net realized gains                    (1.26)        -          -           -          -
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        Net asset value, end of  year                           $14.75     $10.930     $8.582     $5.615      $5.239
                                                                ======     =======     ======     ======      ======
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        Total Return                                            46.50%     27.36%      52.84%      7.19%      22.20%
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------

        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        Ratios and Supplemental Data
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        Net assets, end of year (in thousands)                  $46,378    $32,238    $25,738     $17,267    $16,584
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        Expenses to average net assets (1)                       0.85%      1.27%      1.41%       1.43%      1.43%
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        Net investment income (loss) to average net assets      (0.39%)    (0.68%)    (0.94%)     (0.80%)    (0.65%)
        (2)
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        Portfolio turnover rate                                 20.54%     34.58%      18.11%     30.84%      42.04%
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        Average commission rate (3)                             $0.0575     $0.07        -           -          -
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------

        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
                                                                 1992       1991        1990       1989        1988
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        Net asset value, beginning of year                      $3.783     $2.689      $3.026     $2.266      $1.694
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------

        Investment Operations
        Net investment income (loss)                            (0.012)    (0.009)    (0.022)     (0.010)    (0.054)
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------

        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        Net realized and unrealized gain                         0.492      1.085     (0.360)      0.750      0.517
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        Total from investment operations                         0.504      1.095     (0.337)      0.760      0.572
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------

        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        Net asset value, end of  year                           $4.287     $3.783      $2.689     $3.026      $2.266
                                                                ======     ======      ======     ======      ======
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        Total Return                                            13.32%     40.71%     (11.14%)     33.56      33.74%
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------

        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        Ratios and Supplemental Data
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        Net assets, end of year (in thousands)                  $13,966    $12,516     $9,281     $10,861     $8,453
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        Expenses to average net assets (1)                       1.43%      1.43%      1.43%       1.44%      1.43%
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        Net investment income (loss) to average net assets      (0.31%)     0.28%      0.81%       0.37%      2.66%
        (2)
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        Portfolio turnover rate                                 43.07%     32.90%      49.87%     22.39%      52.18%
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------
        Average commission rate (3)                                -          -          -           -          -
        ------------------------------------------------------ ---------- ---------- ----------- ---------- -----------

(1) If the Investment Adviser had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.98% and 1.34% for the years ended December 31, 1997, and 1996, respectively.

(2) If the Investment Adviser had not reimbursed expenses the ratio of net investment loss to average net assets would have been (0.52%) and (0.75%) for the years ended December 31, 1997, and 1996, respectively.


(3) This disclosure was required for fiscal periods beginning on or after September 1, 1995, and represents the average commission rate paid on equity security transactions on which commissions are charged.


                                              MONEY MARKET PORTFOLIO

The following table gives unaudited condensed financial information for the Money Market Portfolio, which commenced operation January 2, 1998, for the period ending June 30, 1998. Unaudited financial statements for the Money Market Portfolio for the period ending June 30, 1998, can be found in the Statement of Additional Information.

                                    Money Market Portfolio

                           ----------------------------------------------------------

                                                                    Period ended

                           ----------------------------------------------------------
                           ----------------------------------------------------------

                                                                     June 30, 1998*
                                                                      (Unaudited)

                           ----------------------------------------------------------
                           ----------------------------------------------------------

                           Net Asset Value, beginning of period     $    1.000

                           ----------------------------------------------------------
                           ----------------------------------------------------------

                           ----------------------------------------------------------
                           ----------------------------------------------------------

                           Investment Operations

                           ----------------------------------------------------------
                           ----------------------------------------------------------

                           Net investment income                         0.024

                           ----------------------------------------------------------
                           ----------------------------------------------------------

                           Total from investment operations       .......0.024

                           ----------------------------------------------------------
                           ----------------------------------------------------------

                           ----------------------------------------------------------
                           ----------------------------------------------------------

                           Distributions to Shareholders from:

                           ----------------------------------------------------------
                           ----------------------------------------------------------

                           Net investment income                        (0.024)

                           ----------------------------------------------------------
                           ----------------------------------------------------------

                           Total distributions                          (0.024)

                           ----------------------------------------------------------
                           ----------------------------------------------------------

                           ----------------------------------------------------------
                           ----------------------------------------------------------

                           Net Asset Value, end of period           $    1.000

                           ----------------------------------------------------------
                           ----------------------------------------------------------

                           ----------------------------------------------------------
                           ----------------------------------------------------------

                           Total Return (a)                              2.41%

                           ----------------------------------------------------------
                           ----------------------------------------------------------

                           ----------------------------------------------------------
                           ----------------------------------------------------------

                           Ratios and Supplemental Data:

                           ----------------------------------------------------------
                           ----------------------------------------------------------

                           Expenses to average net assets (1)(3)         0.60%

                           ----------------------------------------------------------
                           ----------------------------------------------------------

                           Net investment income (loss)
                                to average net assets (2)(3)             4.84%

                           ----------------------------------------------------------
                           ----------------------------------------------------------

                           Net Assets, end of period (in
                              thousands)                                 $3,043

                           ----------------------------------------------------------


*  The Portfolio commenced operations January 2, 1998.

(a)     Total return is not annualized for periods less than one year

(1) If the Investment Adviser had not waived expenses, the ratio of operating expenses to average net assets would have been 3.20% for the period ended June 30, 1998.
(2) If the Investment Adviser had not waived expenses, the ratio of net investment income to average net assets would have been 2.23% for the period ended June 30, 1998.
(3) Annualized.
                                                 OTHER PORTFOLIOS

There are no financial statements for the Aggressive Growth, Balanced, Bond, High Yield Bond, Index, Small Company and Value Portfolios because they had not yet commenced operations as of the date of this prospectus.



                                               FOR MORE INFORMATION

The Statement of Additional Information ("SAI") contains more detailed information on the Portfolios. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus (is legally part of this prospectus).

To request a free copy of the SAI, please write or call the Fund at:

Transamerica Annuity Service Center
401 North Tryon Street, Suite 700
Charlotte, North Carolina 28202
800-258-4260

The following is the Table of Contents for the SAI:

                                                 TABLE OF CONTENTS


INTRODUCTION..........................................................
INVESTMENT OBJECTIVES AND POLICIES....................................
         High-Yield ("Junk") Bond
         Restricted and Illiquid Securities
         Derivatives
         Options on Securities and Securities Indices
         Risks Associated with Options Transactions
         Futures Contracts and Option on Futures Contracts
         Futures Contracts
         Hedging Strategies
         Option on Futures Contracts
Other Considerations
         Interest Rate Swaps
         Swap Transactions
         Foreign Securities
         Segregated Accounts
         Purchase of "When-Issued" Securities
         Lending of Securities
         Borrowing Policies of the Portfolios
Repurchase Agreements
         Reverse Repurchase Agreement and Leverage
         Other Investment Techniques and Opportunities
INVESTMENT RESTRICTIONS...............................................
         Fundamental Policies and Restrictions........................
         Non-Fundamental Restrictions.................................
         Interpretive Rules...........................................
INVESTMENT ADVISER....................................................
         Investment Advisory Agreement................................
         Investment Sub-Advisory Agreement............................
PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND BROKERAGE..............
DETERMINATION OF NET ASSET VALUE......................................
PERFORMANCE INFORMATION...............................................
         Growth Portfolio Performance.................................
         Money Market Portfolio Performance...........................
         Published Performance........................................
FEDERAL TAX MATTERS...................................................
SHARES OF STOCK.......................................................
CUSTODY OF ASSETS.....................................................
DIRECTORS AND OFFICERS................................................
         Compensation.................................................
LEGAL PROCEEDINGS.....................................................
OTHER INFORMATION.....................................................
         Legal Counsel................................................
         Other Information............................................
         Independent Public Accountants...............................
         Financial Statements.........................................
APPENDIX A............................................................
APPENDIX B

                                     -------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                     -------------------------------------------



                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.


Aggressive Growth Portfolio  Growth Portfolio           Money Market Portfolio
Balanced Portfolio           High Yield Bond Portfolio  Small Company Portfolio
Bond Portfolio               Index Portfolio                     Value Portfolio




                                December 11, 1998


         This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement expands upon information discussed in the Prospectus for the Portfolios of Transamerica Variable Insurance Fund, Inc. (the "Fund"). Please read this Statement in conjunction with the current Prospectus for the Fund dated December 11, 1998. To obtain a free copy of the
Prospectus write to the Fund at the Transamerica Annuity Service Center, 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202, or call 800-258-4260.

                                TABLE OF CONTENTS
                                                  Page
INTRODUCTION.....................................
INVESTMENT OBJECTIVES AND POLICIES...............
         High-Yield ("Junk") Bond
         Restricted and Illiquid Securities
         Derivatives
         Options on Securities and Securities Indices
         Risks Associated with Options Transactions
         Futures Contracts and Option on Futures Contracts Futures Contracts Hedging Strategies Option on Futures Contracts Other Considerations Interest Rate Swaps Swap Transactions Foreign Securities Segregated Accounts Purchase of "When-Issued" Securities Lending of Securities Borrowing Policies of the Portfolios Repurchase Agreements Reverse Repurchase Agreement and Leverage Other Investment Techniques and Opportunities
INVESTMENT RESTRICTIONS...................................
         Fundamental Policies and Restrictions............
         Non-Fundamental Restrictions.....................
         Interpretive Rules...............................
INVESTMENT ADVISER........................................
         Investment Advisory Agreement....................
         Investment Sub-Advisory Agreement................
PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND BROKERAGE..
DETERMINATION OF NET ASSET VALUE..........................
PERFORMANCE INFORMATION...................................
         Growth Portfolio Performance.....................
         Money Market Portfolio Performance...............
         Published Performance............................
FEDERAL TAX MATTERS.......................................
SHARES OF STOCK...........................................
CUSTODY OF ASSETS.........................................
DIRECTORS AND OFFICERS....................................
         Compensation.....................................
LEGAL PROCEEDINGS.........................................
OTHER INFORMATION.........................................
         Legal Counsel....................................
         Other Information................................
         Independent Public Accountants...................
         Financial Statements.............................
APPENDIX A................................................
APPENDIX B

                                  INTRODUCTION

     Transamerica Variable Insurance Fund, Inc. (the "Fund") is an open-end management investment company established as a Maryland corporation on June 23, 1995. The Fund currently consists of nine investment portfolios: Aggressive Growth; Balanced; Bond; Growth; High Yield Bond; Index; Money Market; Small Company; and Value.

         The Fund's Growth Portfolio is the successor to Transamerica Occidental's Separate Account Fund C ("Separate Account Fund C"). The assets of Separate Account Fund C, as of close of business October 31, 1996, were transferred intact to the Growth Portfolio of the Fund in exchange for shares in the Growth Portfolio which are held by Separate Account C.

         The Money Market Portfolio commenced operations January 1998. As of the date of this Statement of Additional Information, the other seven Portfolios had not yet commenced operations.

         By investing in a Portfolio, an investor becomes entitled to a pro-rata share of all dividends and distributions arising from the net income and realized and unrealized capital gains on the investments of that Portfolio. Likewise, an investor shares pro-rata in any losses (realized and unrealized) of that Portfolio.

         As of April 15, 1998, 95.763% of the outstanding shares of the Growth Portfolio were owned by Transamerica on behalf of Separate Account C, and 4.237% of the outstanding shares of the Growth Portfolio were owned by Transamerica Life Insurance and Annuity Company on behalf of Separate Account VA-6. As of April 15, 1998, 95.701% of the outstanding shares of the Money Market Portfolio were owned by Transamerica Life Insurance and Annuity Company and 4.299% were owned by Transamerica Life Insurance and Annuity Company on behalf of Separate Account VA-6.

         Pursuant to an investment advisory agreement and subject to the authority of the Fund's board of directors (the "Board of Directors"), Transamerica Occidental Life Insurance Company ("Transamerica") serves as the Fund's investment adviser and conducts the business and affairs of the Fund. Transamerica has engaged Transamerica Investment Services, Inc. ("Investment Services" or "Sub-Adviser") to act as the Fund's sub-adviser to provide the day-to-day portfolio management for the Portfolios.

         The Fund currently offers shares of the Portfolios as the underlying funding vehicles for the variable annuity and variable life insurance contracts (the "Contracts"). The Contracts are registered with the Securities and Exchange Commission ("SEC"), and have separate prospectuses, and Statements of Additional Information.

         The Fund may, in the future, offer its stock to other separate accounts of other insurance companies supporting other variable annuity contracts or variable life insurance polices and to qualified pension and retirement plans. The Fund does not offer its stock directly to the general public.

         Terms appearing in this Statement of Additional Information that are defined in the Prospectus have the same meaning as in the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and policies of the Portfolios are described in the Prospectus. The achievement of each Portfolio's investment objectives will depend on market conditions generally and on the analytical and portfolio management skills of the Manager. There can be no assurance that the investment objective of any of the Portfolios can be achieved.

High-Yield ("Junk") Bonds
High-yield bonds (commonly called "junk" bonds) are lower rated bonds that involve a higher degree of credit risk. See "Appendix A" for a description of credit ratings. Credit risk is the risk that the issuer of the bonds will not be able to make interest or principal payment on time. If this happened to a bond in a Portfolio, the Portfolio would lose some of its income, and could expect a decline in the market value of the securities affected. So the Manager needs to carefully analyze the financial condition of companies issuing junk bonds. The prices of junk bonds tend to be more reflective of prevailing economic and industry conditions, issuers' unique financial situations, and the bonds' coupon than to small changes in the level of interest rates. But during an economic downturn or a period of rising interest rates, highly leveraged companies may have trouble making principal and interest payments, meeting projected business goals, and obtaining additional financing. Junk bonds' values will generally decrease in a rising interest rate market.

Junk bonds may contain "call" provisions, which enable the issuers of the bond to redeem the bond at will. If the issuer exercises this privilege during a declining interest rate market, the Portfolio would most likely replace the bond with a lower yield bond, resulting in a lower return for investors.

Periods of economic or political uncertainty and change can create some volatility for junk bonds. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to Portfolio highly leveraged corporate acquisitions and restructurings. Past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities may also be harder to sell than higher rated securities because of negative publicity and investor perceptions of this market, as well as new or proposed laws dealing with high yield securities. For many junk bonds, there is no established retail secondary market. As a result, it may be difficult for the Manager to accurately value the bonds because they cannot rely on available objective data.

Each Portfolio may also invest in unrated debt securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Since bond ratings do not consider factors relevant to each issue, and may not be updated regularly, the Manager may treat high yield securities as unrated debt.

Because of the size and perceived demand of the issue, among other factors, certain municipalities may decide not to pay the cost of getting a rating for their bonds. The Manager will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, to determine whether to purchase unrated municipal bonds. See "Appendix B" for a description of fixed income instruments.

Restricted and Illiquid Securities
A Portfolio may purchase certain restricted securities of U.S. issuers (securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but can be offered and sold to "qualified institutional buyers" under Rule 144A of that Act) and limited amounts of illiquid investments, including illiquid restricted securities.

Illiquid investments include restricted securities, repurchase agreements that mature in more than seven days, fixed time deposits that mature in more than seven days and participation interests in loans.

Certain repurchase agreements which provide for settlement in more than seven days, however, can be liquidated before the nominal fixed term of seven days. The Manager will consider such repurchase agreements as liquid. Likewise, restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) that the Board or the Manager have determined to be liquid will be treated as such.

The SEC staff has taken the position that fixed time deposits maturing in more than seven days, that cannot be traded on a secondary market, and participation interests in loans are illiquid and not readily marketable. A considerable amount of time may elapse between a Portfolio's decision to dispose of restricted or illiquid securities and the time which such Portfolio is able to dispose of them, during which time the value of such securities (and therefore the value of the Portfolio's shares) could decline.

Derivatives
Each Portfolio, except for the Money Market Portfolio, may use options, futures, forward contracts, and swap transactions ("derivatives"). The Portfolios may purchase, or write, call or put options on securities or on indexes ("options") and may enter into interest rate or index futures contracts for the purchase or sale of instruments based on financial indexes ("futures contracts"), options on futures contracts, forward contracts, and interest rate swaps and swap-related products.

By investing in derivatives, the Manager may seek to protect a Portfolio against potentially unfavorable movements in interest rates or securities' prices, or attempt to adjust a Portfolio's exposure to changing securities prices, interest rates, or other factors that affect securities values. This is done in an attempt to reduce a Portfolio's overall investment risk. Although it will not generally be a significant part of a Portfolio's strategies, the Manager may also use derivatives to enhance returns. Opportunities to enhance returns arise when the derivative does not reflect the fair value of the underlying securities. None of the Portfolios will use derivatives for leverage.

Risks in the use of derivatives include, in addition to those referred to above:
(1) the risk that interest rates and securities prices do not move in the directions being hedged against, in which case the Portfolio has incurred the cost of the derivative (either its purchase price or, by writing an option, losing the opportunity to profit from increases in the value of the securities covered) with no tangible benefit; (2) imperfect correlation between the price of derivatives and the movements of the securities' prices or interest rates being hedged; (3) the possible absence of a liquid secondary market for any particular derivative at any time (some derivatives are not actively traded but are custom designed to meet the investment needs of a narrow group of institutional investors and can become illiquid if the needs of that group of investors change); (4) the potential loss if the counterparty to the transaction does not perform as promised; and (5) the possible need to defer closing out certain positions to avoid adverse tax consequences.

The Bond Portfolio and Balanced Portfolio may invest in derivatives with respect to less than 20% of each Portfolio's assets; Index Portfolio may invest with respect to no more than 35% of its assets. The Board will closely monitor the Manager's use of derivatives in each of the Portfolios to assure they are used in accordance with the investment objectives of each Portfolio.

Options on Securities and Securities Indexes
A Portfolio may write (i.e.; sell) covered call and put options on any securities in which it may invest. A call option written by a Portfolio obligates the Portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Portfolio are covered, which means that the Portfolio will own the securities subject to the option so long as the option is outstanding. A Portfolio's purpose in writing covered call options is to realize greater income than would be realized on securities transactions alone. However, by writing the call option a Portfolio might forgo the opportunity to profit from an increase in the market price of the underlying security.

A put option written by a Portfolio would obligate the Portfolio to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Portfolio would be covered, which means that such Portfolio would have deposited with its custodian cash or liquid securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Portfolio. However, in return for the option premium, a Portfolio accepts the risk that it might be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

In addition, a written call option or put option may be covered by maintaining liquid securities in a segregated account with its custodian or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces a Portfolio's net exposure on its written option position.

A Portfolio may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

A Portfolio may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in the Portfolio. A Portfolio may cover call and put options on a securities index by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account with its custodian.

A Portfolio may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase" transactions.

A Portfolio may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. A Portfolio would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

A Portfolio would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Portfolio, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Portfolio would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Portfolio would realize a loss on the purchase of the call option.

A Portfolio would normally purchase put options in anticipation of a decline in the market value of its securities ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle a Portfolio, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Portfolio's securities. Put options may also be purchased by a Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise such a Portfolio would realize a loss on the purchase of the put option.

A Portfolio would purchase put and call options on securities indexes for the same purposes as it would purchase options on individual securities.

Risks Associated with Options Transactions
There is no assurance that a liquid secondary market will exist for any particular exchange-traded option at any particular time. If a Portfolio is unable to affect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Portfolio may purchase and sell both options that are traded on U.S., United Kingdom, and other exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, a Portfolio will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by a Portfolio in options on securities and securities indexes will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Portfolio may write or purchase may be affected by options written or purchased by other investment advisory clients of the Manager of the Portfolios. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary securities transactions. The successful use of protective puts for hedging purposes depends in part on an ability to anticipate future price fluctuations and the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts
A Portfolio may purchase and sell futures contracts and may also purchase and write options on futures contracts. A Portfolio may purchase and sell futures contracts based on various securities (such as U.S. government securities), securities indexes, and other financial instruments and indexes. A Portfolio will engage in futures or related options transactions only for bona fide hedging purposes as defined below or to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC"). All futures contracts entered into by a Portfolio are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC.

Futures Contracts
A futures contract may generally be described as an agreement between two parties to buy or sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, a Portfolio can seek to offset a decline in the value of its current securities through the sale of futures contracts. When rates are falling or prices are rising, a Portfolio, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Transamerica Premier Index Portfolio will use options and futures contracts only to achieve its performance objective of matching the return on the S&P 500.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While a Portfolio's futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for a Portfolio to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging Strategies
Hedging by use of futures contracts seeks to establish more certainty than would otherwise be possible in the effective price or rate of return on securities that a Portfolio owns or proposes to acquire. A Portfolio may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Portfolio's securities. Such futures contracts may include contracts for the future delivery of securities held by the Portfolio or securities with characteristics similar to those of a Portfolio's securities.

If, in the opinion of the Manager, there is a sufficient degree of correlation between price trends for a Portfolio's securities and futures contracts based on other financial instruments, securities indexes or other indexes, the Portfolio may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of a Portfolio's securities may be more or less volatile than prices of such futures contracts, the Manager will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having a Portfolio enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Portfolio's securities. When hedging of this character is successful, any depreciation in the value of the Portfolio's securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Portfolio's securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Portfolio may take a "long" position by purchasing such futures contracts. This would be done, for example, when a Portfolio anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or interest rates then available in the applicable market to be less favorable than prices or rates that are currently available.

Options on Futures Contracts
The acquisition of put and call options on futures contracts will give a Portfolio the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Portfolio obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the option premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Portfolio's assets. By writing a call option, a Portfolio becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Portfolio intends to purchase. However, a Portfolio becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Portfolio in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Portfolio will increase transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. A Portfolio's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations
Where permitted, a Portfolio will engage in futures transactions and in related options transactions only for bona fide hedging or to increase total return to the extent permitted by CFTC regulations. A Portfolio will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. Except as stated below, each Portfolio's futures transactions will be entered into for traditional hedging purposes, i.e., futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, a Portfolio expects that on 75% or more of the occasions on which they take a long futures or option position (involving the purchase of futures contracts), that Portfolio will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Portfolio to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a Portfolio to elect to comply with a different test, under which the aggregate initial margin and premiums required to establish positions in futures contracts and options on futures for the purpose of increasing total return, will not exceed 5% of the Portfolio's net asset value, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. As permitted, each Portfolio will engage in transactions in futures contracts and in related options transactions only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for maintaining its qualification as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Portfolio to purchase securities or currencies, require the Portfolio to segregate with its custodian liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a Portfolio than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and the position which is intended to be protected, the desired protection may not be obtained and a Portfolio may be exposed to risk of loss.

Perfect correlation between a Portfolio's futures positions and current positions may be difficult to achieve because no futures contracts based on individual equity securities are currently available. The only futures contracts available to these Portfolios for hedging purposes are various futures on U.S. government securities and securities indexes.

Interest Rate Swaps
A Portfolio may enter into interest rate swaps for hedging purposes and non-hedging purposes. Since swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, the Manager believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions. The net amount of the excess, if any, of a Portfolio's obligations over its "entitlement" with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Portfolio's custodian. A Portfolio will not enter into any interest rate swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Manager. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreement. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

Swap Transactions
The Portfolios may, to the extent permitted by the SEC, enter into privately negotiated "swap" transactions with other financial institutions in order to take advantage of investment opportunities generally not available in public markets. In general, these transactions involve "swapping" a return based on certain securities, instruments, or financial indexes with another party, such as a commercial bank, in exchange for a return based on different securities, instruments, or financial indexes.

By entering into swap transactions, a Portfolio may be able to protect the value of a portion of its securities against declines in market value. A Portfolio may also enter into swap transactions to facilitate implementation of allocation strategies between different market segments or to take advantage of market opportunities which may arise from time to time.

A Portfolio may be able to enhance its overall performance if the return offered by the other party to the swap transaction exceeds the return swapped by the Portfolio. However, there can be no assurance that the return a Portfolio receives from the counterparty to the swap transaction will exceed the return it swaps to that party.

While a Portfolio will only enter into swap transactions with counterparties it considers creditworthy, a risk inherent in swap transactions is that the other party to the transaction may default on its obligations under the swap agreement. The Portfolio will monitor the creditworthiness of parties with which it has swap transactions. If the other party to the swap transaction defaults on its obligations, a Portfolio would be limited to contractual remedies under the swap agreement. There can be no assurance that a Portfolio will succeed when pursuing its contractual remedies. To minimize a Portfolio's exposure in the event of default, the Portfolios will usually enter into swap transactions on a net basis (i.e., the parties to the transaction will net the payments payable to each other before such payments are made). When a Portfolio enters into swap transactions on a net basis, the net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each such swap agreement will be accrued on a daily basis and an amount of liquid assets having an aggregate market value at least equal to the accrued excess will be segregated by the Portfolio's custodian. To the extent a Portfolio enters into swap transactions other than on a net basis, the amount segregated will be the full amount of the Portfolio's obligations, if any, with respect to each such swap agreement, accrued on a daily basis. See "Segregated Accounts."

Swap agreements are considered to be illiquid by the SEC staff and will be subject to the limitations on illiquid investments. See "Restricted and Illiquid Securities."

To the extent that there is an imperfect correlation between the return a Portfolio is obligated to swap and the securities or instruments representing such return, the value of the swap transaction may be adversely affected. A Portfolio therefore will not enter into a swap transaction unless it owns or has the right to acquire the securities or instruments representative of the return it is obligated to swap with the counterparty to the swap transaction. It is not the intention of the Portfolios to engage in swap transactions in a speculative manner, but rather primarily to hedge or manage the risks associated with assets held in a Portfolio, or to facilitate the implementation of strategies of purchasing and selling assets for a Portfolio.

Foreign Securities

All the Portfolios may invest in foreign securities. Foreign securities may trade, and a Portfolio's net asset value may be affected, on days when an investor has no access to the Portfolio. Foreign securities, other than ADRs, will be held in custody by State Street London Limited, who will handle transactions with the transnational depositories Euroclear and Cedel.


Segregated Accounts
In connection with when-issued securities, firm commitment agreements, futures, the writing of options, and certain other transactions in which a Portfolio incurs an obligation to make payments in the future, a Portfolio may be required to segregate assets with its custodian in amounts sufficient to settle the transaction. To the extent required, such segregated assets will consist of liquid securities.

Purchase of "When-Issued" Securities
The Portfolios may enter into firm commitment agreements for the purchase of securities on a specified future date. Thus, the Portfolios may purchase, for example, new issues of fixed-income instruments on a "when-issued" basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of the transaction. In addition, the Portfolios may invest in asset-backed securities on a delayed delivery basis. This reduces the Portfolios' risk of early repayment of principal, but exposes the Portfolios to some additional risk that the transaction will not be consummated.

When the Portfolios enter into firm commitment agreements, liability for the purchase price and the rights and risks of ownership of the securities accrue to the Portfolios at the time they become obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Portfolios to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Portfolios are obligated to purchase such securities they will be required to segregate assets. See "Segregated Accounts," on this page. A Portfolio will not purchase securities on a "when-issued" basis if, as a result, more than 15% of the Portfolio's net assets would be so invested.

Lending of Securities
Subject to investment restriction number 2 titled "Lending" (relating to loans of securities), a Portfolio may lend its securities to brokers and dealers that are not affiliated with the Manager, are registered with the Commission and are members of the NASD, and also to certain other financial institutions. All loans will be fully collateralized. In connection with the lending of its securities, a Portfolio will receive as collateral cash, securities issued or guaranteed by the United States government (i.e., Treasury securities), or other collateral permitted by applicable law, which at all times while the loan is outstanding will be maintained in amounts equal to at least 102% of the current market value of the loaned securities, or such lesser percentage as may be permitted by applicable law, as reviewed daily. The Portfolio lending its securities will receive amounts equal to the interest or dividends paid on the securities loaned and in addition will expect to receive a portion of the income generated by the short-term investment of cash received as collateral or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Portfolio by the borrower of the securities. Such loans will be terminable by the Portfolio at any time and will not be made to affiliates of the Investment Adviser or Sub-Adviser. A Portfolio may terminate a loan of securities in order to regain record ownership of, and to exercise beneficial rights related to, the loaned securities, including but not necessarily limited to voting or subscription rights, and may, in the exercise of its fiduciary duties, terminate a loan in the event that a vote of holders of those securities is required on a material matter. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services or for arranging such loans. Loans of securities will be made only to firms deemed creditworthy. As with any extension of credit, however, there are risks of delay in recovering the loaned securities, should the borrower of securities default, become the subject of bankruptcy proceedings, or otherwise be unable to fulfill its obligations or fail financially.

Borrowing Policies of the Portfolios
The Portfolios can borrow money from banks or engage in reverse repurchase agreements, for temporary or emergency purposes. The Portfolios can borrow up to one-third of a Portfolio's total assets. To secure borrowings, the Portfolios can mortgage or pledge securities in an amount up to one-third of a Portfolio's net assets. If a Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. The Portfolio will not make any additional investments, other than reverse repurchase agreements, while the level of the borrowing exceeds 5% of the Portfolio's total assets.

Short-term corporate obligations may also include variable amount master demand notes. Variable amount master notes are obligations that permit the investment of fluctuating amounts by a Portfolio at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The borrower is typically a large industrial or finance company which also issues commercial paper. Typically these notes provide that the interest rate is set daily by the borrower. The rate is usually the same or similar to the interest rate on commercial paper being issued by the borrower. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at the face value, plus accrued interest, at any time. Accordingly, a Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Portfolio considers earning power, cash flow, and other liquidity ratios of the issuer. The Portfolios will only invest in master demand notes of U.S. issuers. While master demand notes, as such, are not typically rated by credit rating agencies, if not so rated the Portfolios may invest in them only if at the time of an investment the issuer meets the criteria set forth in the Prospectus for all other commercial paper issuers. A Portfolio will not invest more than 25% of its assets in master demand notes.

Repurchase Agreements
Repurchase agreements have the characteristics of loans by a Portfolio, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement the Portfolio retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the seller to deposit with the Portfolio additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. The Portfolios will enter into repurchase agreements only with member banks of the Federal Reserve System, and with primary dealers in United States government securities or their wholly-owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by the Manager and who have, therefore, been determined to present minimal credit risk.

Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, or obligations issued or guaranteed by the United States government or its agencies or instrumentalities, in which the Portfolio may otherwise invest.

If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Portfolio would look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Portfolio; in such event the Portfolio might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

Reverse Repurchase Agreements and Leverage
The Portfolios may enter into reverse repurchase agreements with Federal Reserve member banks and U.S. securities dealers from time to time. In a reverse repurchase transaction the Portfolio sells securities and simultaneously agrees to repurchase them at a price which reflects an agreed-upon rate of interest. The Portfolio will use the proceeds of reverse repurchase agreements to make other investments which either mature or are under an agreement to resell at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Portfolio may utilize reverse repurchase agreements only if the interest income to be earned from the investment proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction.

Reverse repurchase agreements are a form of leverage which increases the opportunity for gain and the risk of loss for a given change in market value. In addition, the gains or losses will cause the net asset value of the Portfolios' shares to rise or fall faster than would otherwise be the case. There may also be a risk of delay in the recovery of the underlying securities if the opposite party has financial difficulties. A Portfolio's obligations under all borrowings, including reverse repurchase agreements, will not exceed one-third of the Portfolio's net assets.

The use of reverse repurchase agreements is included in the Portfolio's borrowing policy and is subject to the limits of Section 18(f)(1) of the Investment Company Act of 1940, as amended. During the time a reverse repurchase agreement is outstanding, each Portfolio that has entered into such an agreement maintains a segregated account with its Custodian containing cash or other liquid securities having a value at least equal to the repurchase price under the reverse repurchase agreement.

Other Investment Techniques and Opportunities
The Portfolios may take certain actions with respect to merger proposals, tender offers, conversion of equity-related securities and other investment opportunities with the objective of enhancing overall return, irrespective of how these actions may affect the weight of the particular securities in a Portfolio. It is not the policy of any of the Portfolios to select investments based primarily on the possibility of one or more of these investment techniques and opportunities being presented.







                             INVESTMENT RESTRICTIONS

Fundamental Policies and Restrictions

         Certain investment restrictions and policies have been adopted by the Fund as fundamental policies for the Portfolios. It is fundamental that each Portfolio operate as a "diversified company" within the meaning of the Investment Company Act of 1940 except the Aggressive Growth Portfolio which will operate as "non-diversified company". The investment objective of each Portfolio is also a fundamental policy. See "Portfolios at a Glance" and "Portfolios in Detail" in the Prospectus.

         A fundamental policy is one that cannot be changed without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding votes attributable to the shares of each Portfolio. For purposes of the 1940 Act, "majority" of share means the lesser of: (a) 67% or more of the votes attributable to shares of such Portfolio present at a meeting, if the holders of more than 50% of such votes are present or represented by proxy; or
(b) more than 50% of the votes attributable to shares of such Portfolio.

         The fundamental policies and restrictions of the Growth and Money Market Portfolios are:

         1. Borrowing. Each Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions, provided such borrowings do not exceed 5% of the value of the Portfolio's total assets.

         2. Lending. Each Portfolio may not lend its assets or money to other persons, except through: (a) the acquisition of all or a portion of an issue of bonds, debentures or other evidence of indebtedness of a type customarily purchased for investment by institutional investors, whether publicly or privately distributed. (Each Portfolio does not presently intend to invest more than 10% of the value of the Portfolio in privately distributed loans. It is possible that the acquisition of an entire issue may cause the Portfolio to be deemed an "underwriter" for purposes of the Securities Act of 1933); (b) lending securities, provided that any such loan is collateralized with cash equal to or in excess of the market value of such securities. (The Portfolio does not presently intend to engage in the lending of securities); and (c) entering into repurchase agreements.

         3. 5% Fund Rule. With respect to 75% of total assets, the Growth Portfolio may not purchase securities of any issuer if, as a result of the purchase, more than 5% of such Portfolio's total assets would be invested in the securities of the issuer. This limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities ("Government Securities"). All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. The Money Market Portfolio may invest more than 5%, but no more than 25%, of total assets in the securities of one issuer for a period not to exceed three business days.

         4. 10% Issuer Rule. With respect to 75% of total assets, the Growth Portfolio may not purchase more than 10% of the voting securities of any one issuer. This limitation is not applicable to a Portfolio's investment in Government Securities. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. The Money Market Portfolio will not invest in voting securities.

         5. 25% Industry Rule. Each Portfolio may not invest more than 25% of the value of its total assets in securities issued by companies engaged in any one industry, including non-domestic banks or any foreign government. This limitation does not apply to investments in Government Securities. For the Money Market Portfolio, investments in the following are not subject to the 25% limitation: repurchase agreements and securities loans collateralized by United States government securities, certificates of deposit, bankers' acceptances, and obligations (other than commercial paper) issued or guaranteed by United States banks and United States branches of foreign banks.

         6. Underwriting. No Portfolio may underwrite any issue of securities, except to the extent that the sale of securities in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Portfolio may acquire securities under circumstances in which, if the securities were sold, the Portfolio might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

         7. Real Estate. The Growth Portfolio reserves the right to invest up to 10% of the value of its assets in real properties, including property acquired in satisfaction of obligations previously held or received in part payment on the sale of other real property owned. The purchase and sale of real estate or interests in real estate is not intended to be a principal activity of the Portfolio. The Portfolio currently does not intend to invest more than 5% of its net assets in real estate.

         8. Commodities. The Portfolios may not purchase or sell commodities or commodities contracts.

         9. Senior Securities. The Portfolios may not issue senior securities.

         The fundamental policies and restrictions of the Aggressive Growth; Balanced; Bond; High Yield Bond; Index; Small Company; and Value Portfolios are:

1.   Borrowing
Each Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 33.33% of the value of the Portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever outstanding borrowings, not including reverse repurchase agreements, represent 5% or more of a Portfolio's total assets, the Portfolio will not make any additional investments.

2.   Lending
No Portfolio may lend its assets or money to other persons, except through (a) purchasing debt obligations, (b) lending securities in an amount not to exceed 33.33% of the Portfolio's assets taken at market value, (c) entering into repurchase agreements (d) trading in financial futures contracts, index futures contracts, securities indexes and options on financial futures contracts, options on index futures contracts, options on securities and options on securities indexes and (e) entering into variable rate demand notes.

3.   5% Portfolio Rule
Except for the Aggressive Growth Portfolio, no Portfolio may purchase securities (other than government securities) of any issuer if, as a result of the purchase, more than 5% of the Portfolio's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the total assets of each Portfolio, may be invested without regard to this limitation. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. With respect to the Aggressive Growth Portfolio, no more than 25% of the Portfolio's total assets may be invested in the securities of a single issuer (other than cash items and government securities); and with respect to 50% of the Portfolio's total assets, no more than 5% may be invested in the securities of a single issuer (other than cash items and government securities).

4. 10% Issuer Rule
No Portfolio may purchase more than 10% of the voting securities of any one issuer, or more than 10% of the outstanding securities of any class of issuer, except that (a) this limitation is not applicable to a Portfolio's investments in government securities and (b) up to 25% of the value of the assets of a Portfolio may be invested without regard to these 10% limitations. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction. These limitations are subject to any further limitation under the 1940 Act.

5.   25% Industry Rule
No  Portfolio  may  invest  more than 25% of the  value of its  total  assets in securities issued by companies engaged in any one industry, including non-domestic banks or any foreign government. This limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities.

6.   Underwriting
No Portfolio may underwrite any issue of securities, except to the extent that the sale of securities in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be an underwriting, and except that the Portfolio may acquire securities under circumstances in which, if the securities were sold, the Portfolio might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

7.   Real Estate
No Portfolio may purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that a Portfolio may (a) invest in securities secured by real estate, mortgages or interests in real estate or mortgages, (b) purchase securities issued by companies that invest or deal in real estate, mortgages or interests in real estate or mortgages, (c) engage in the purchase and sale of real estate as necessary to provide it with an office for the transaction of business or (d) acquire real estate or interests in real estate securing an issuer's obligations, in the event of a default by that issuer.

8.   Short Sales
No Portfolio may make short sales of securities or maintain a short position, unless at all times when a short position is open, the Portfolio owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

9.   Margin Purchases
No Portfolio may purchase securities on margin, except that a Portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, and options on securities indexes will not be deemed to be a purchase of securities on margin by a Portfolio.

10.   Commodities
No Portfolio may invest in commodities, except that each Portfolio may invest in futures contracts (including financial futures contracts or securities index futures contracts) and related options and other similar contracts as described in this Statement of Additional Information and in the Prospectus.

         All other investment policies and restrictions of the Portfolios are considered by the Fund not to be fundamental and accordingly may be changed by the Board of Directors without shareholder approval.

Non-Fundamental Restrictions

         Non-fundamental restrictions represent the current intentions of the Board of Directors, and they differ from fundamental investment restrictions in that they may be changed or amended by the Board of Directors without prior notice to or approval of shareholders.

    The Growth and Money Market Portfolios' non-fundamental restrictions are:

         1. Securities of Other Investment Companies. The Portfolios do not currently intend to make investments in the securities of other investment companies. Each Portfolio does reserve the right to purchase such securities, provided the purchase of such securities does not cause: (1) more than 10% of the value of the total assets of the Portfolio to be invested in securities of registered investment companies; or (2) the Portfolio to own more than 3% of the total outstanding voting stock of any one investment company; or (3) the Portfolio to own securities of any one investment company that have a total value greater than 5% of the value of the total assets of the Portfolio; or (4) together with other investment companies advised by Transamerica, the Portfolio to own more than 10% of the outstanding voting stock of a closed-end investment company.

         2. Invest for Control. No Portfolio may invest in companies for the purpose of exercising management or control in that company.

         3. Short Sales. The Growth Portfolio may not make short sales of securities or maintain a short position, unless at all times when the short position is open, the Portfolio owns an equal amount of such securities or securities currently exchangeable, without payment of any further consideration, for securities of the same issue as, and at least equal in amount to, the securities sold short (generally called a "short sale against the box") and unless not more than 10% of the value of the Portfolio's net assets is deposited or pledged as collateral for such sales at any one time. The Money Market Portfolio may not make short sales of securities or maintain a short position.

         4. Restricted and Illiquid Securities. Purchases or acquisitions may be made of securities which are not readily marketable by reason of the fact that they are subject to the registration requirements of the Securities Act of 1933 or the salability of which is otherwise conditioned, including real estate and certain repurchase agreements or time deposits maturing in more than seven days ("restricted securities"), as long as any such purchase or acquisition will not immediately result in the value of all such restricted securities exceeding 15% of the value of the Growth Portfolio's total assets (10% for the Money Market Portfolio).

         5. Margin Purchases. Each Portfolio may not purchase securities on margin, except that a Portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with options on securities will not be deemed to be a purchase of securities on margin by a Portfolio.

         6. Put and Call Options. No Portfolio may write put and call options.

         The non-fundamental restrictions for the Aggressive Growth; Balanced; Bond; High Yield Bond; Index; Small Company; and Value Portfolios are:

1.   Securities of Other Investment Companies
No Portfolio may purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act, if as a result of the purchase: (a) more than 10% of the value of the Portfolio's total assets would be invested in the securities of investment companies; (b) more than 5% of the value of the Portfolio's total assets would be invested in the securities of any one investment company; or (c) the Portfolio would own more than 3% of the total outstanding voting securities of any investment company.

2.   Invest for Control
No Portfolio may invest in companies for the purposes of exercising control or management.

3.   3-Year Rule
No Portfolio may purchase securities (other than government securities) if, as a result of the purchase, the Portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years. This restriction will apply to the entity supplying the revenues from which the issue is to be paid.

4.   Restricted and Illiquid Securities
No Portfolio will invest more than 15% of its net assets in illiquid investments, which includes most repurchase agreements maturing in more than seven days, currency and interest rate swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts, participation interests in loans, securities that are not readily marketable, and restricted securities, unless the Manager determines, based upon a continuing review of the trading markets and available reliable price information for the specific security, that such restricted securities are eligible to be deemed liquid under Rule 144A. For purposes of this restriction, illiquid securities are securities that cannot be disposed of by a Portfolio within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities. In no event will any Portfolio's investment in illiquid securities, in the aggregate, exceed 15% of its assets. If through a change in values, net assets, or other circumstances, any Portfolio were in a position where more than 15% of its assets were invested in illiquid securities, it would take appropriate steps to protect liquidity.

The Board has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. When no market, dealer, or matrix quotations are available for a security, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board. Since it is not possible to predict with assurance exactly how the market for restricted securities sold and offered under Rule 144A will develop, the Board will carefully monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, this investment practice could have the effect of decreasing the level of liquidity in a Portfolio.

The purchase price and subsequent valuation of restricted securities normally reflect a discount from the price at which such securities would trade if they were not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market prices is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the restricted securities, and prevailing supply and demand conditions.

Interpretive Rules

         For purposes of the foregoing restrictions, any limitation which involves a maximum percentage will not be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Portfolio. In addition, with regard to exceptions recited in a restriction, a Portfolio may only rely on an exception if its investment objective(s) or policies (as disclosed in the Prospectus) otherwise permit it to rely on the exception.

                               INVESTMENT ADVISER

     Transamerica Occidental Life Insurance Company ("Transamerica") is the investment adviser of the Fund and its Portfolios. It will oversee the management of the assets of the Portfolios by Investment Services. In turn, Investment Services is responsible for the day-to-day management of the Portfolios.

Investment Advisory Agreement

         The investment adviser, Transamerica, has entered into an Investment Advisory Agreement with the Fund under which Transamerica assumes overall responsibility, subject to the supervision of the Board of Directors, for administering all operations of the Fund and for monitoring and evaluating the management of the assets of the Portfolios by Investment Services on an ongoing basis. Transamerica provides or arranges for the provision of the overall business management and administrative services necessary for the Fund's operations and furnishes or procures any other services and information necessary for the proper conduct of the Fund's business. Transamerica also acts as liaison among, and supervisor of, the various service providers to the Fund. Transamerica is also responsible for overseeing the Fund's compliance with the requirements of applicable law and in conformity with the Portfolios' investment objective(s), policies and restrictions, including oversight of Investment Services.

         For its services to the Fund, Transamerica receives annual advisory fees which are percentages of the average daily net assets of the Portfolio's. The fees are deducted daily from the assets of each Portfolio and paid to Transamerica periodically. Transamerica pays the salaries and fees, if any, of all officers and directors of the Fund who are "interested persons" (as defined in the 1940 Act) of Transamerica and of all personnel of Transamerica performing services relating to research, statistical and investment activities and the fees of the Sub-Adviser.


         The Growth Portfolio of the Fund began operations on November 1, 1996, as the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company. Transamerica was the investment adviser to the Separate Account Fund C. The advisory fee paid by Separate Account Fund C prior to the November 1, 1996, reorganization was 0.30% of its average daily net assets. The dollar amount paid by Separate Account Fund C to Transamerica in 1995 was $67,198. The total dollar amount paid to Transamerica in 1996, including amounts paid by Separate Account Fund C through October 31 and amounts paid by the Growth Portfolio after October 31, 1996, was $66,831. The advisory fee payable to Transamerica by Growth Portfolio after the November 1, 1996, reorganization is 0.75% of the Portfolio's average daily net assets. Amounts paid to Transamerica during November and December 1996 reflect waiver of advisory fees by Transamerica 0.62% of the Growth Portfolio's average daily net assets were paid to Transamerica as advisory fees in November and December of 1996. The total dollar amount paid to Transamerica by the Portfolio in 1997 was $313,749. Amounts paid to Transamerica in 1997 reflected waiver of advisory fees by Transamerica; 0.62% of the Growth Portfolio's average daily net assets were paid to Transamerica as advisory fees in 1997.



         The Money Market Portfolio commenced operations in January 1998. As of the date of this Statement of Additional Information, Aggressive Growth, Balanced, Bond, High Yield Bond, Index, Small Company, and Value Portfolios had not yet commenced operations.

         Each Portfolio pays all the costs of its operations that are not assumed by Transamerica, including custodian fees, legal and auditing fees, registration fees and expenses, and fees and expenses of directors unaffiliated with Transamerica. Fund expenses that are not Portfolio-specific will be allocated between the Portfolios based on the net assets of each Portfolio.


         The Investment Advisory Agreement does not place limits on the operating expenses of the Fund or of either Portfolio. However, Transamerica has voluntarily undertaken to pay any such expenses (but not including brokerage or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses, as accrued for each Portfolio separately, exceed .10% of the Growth Portfolio's and 0.25% of the Money Market Portfolio's estimated average daily net assets on an annualized basis.


         The Investment Advisory Agreement provides that Transamerica may render similar services to others so long as the services that it provides to the Fund are not impaired thereby. The investment advisory agreement also provides that Transamerica shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Fund, except for: (i) willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its duties or obligations under the investment advisory agreement; and (ii) to the extent specified in Section 36(b) of the 1940 Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation.

         The Investment Advisory Agreement was approved by the Board of Directors, including a majority of the Directors who are not parties to the investment advisory agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto (the "non-interested Directors") for the Growth Portfolio on July 24, 1996, for the Money Market Portfolio on July 31, 1997, and for the Aggressive Growth, Balanced, Bond, High Yield Bond, Index, Small Company and Value Portfolios on October 29, 1998. The investment advisory agreement will remain in effect from year to year provided such continuance is specifically approved as to each Portfolio at least annually by: (a) the Board of Directors or the vote of a majority of the votes attributable to shares of such Portfolio; and (b) the vote of a majority of the non-interested Directors, cast in person at a meeting called for the purpose of voting on such approval. The investment advisory agreement will terminate automatically if assigned (as defined in the 1940 Act). The investment advisory agreement is also terminable as to any Portfolio at any time by the Board of Directors or by vote of a majority of the votes attributable to outstanding voting securities of the applicable Portfolio (a) without penalty and (b) on 60 days' written notice to Transamerica.

Sub-Advisory Agreement

         Transamerica has contracted with Transamerica Investment Services, Inc. ("Investment Services"), a wholly-owned subsidiary of Transamerica Corporation, to render investment services to the Fund. Investment Services has been in existence since 1967 and has provided investment services to investment companies since 1968 and the Transamerica Life Companies since 1981. Investment Services will provide recommendations on the management of each Portfolio's assets, provide investment research reports and information, supervise and manage the investments of each Portfolio, and direct the purchase and sale of portfolio investments. Investment decisions regarding the composition of each Portfolio and the nature and timing of changes in each Portfolio are subject to the control of the Board of Directors of the Fund.


         Transamerica has agreed to pay Investment Services a fee at the annual rate of a percentage of each Portfolio's average daily net assets. These fees are shown below.


          -------------------------------------------- ---------------------

          Portfolio                                    Sub-Advisory Fee

          -------------------------------------------- ---------------------
          -------------------------------------------- ---------------------

          Aggressive Growth

          -------------------------------------------- ---------------------
          -------------------------------------------- ---------------------

          Balanced

          -------------------------------------------- ---------------------
          -------------------------------------------- ---------------------

          Bond

          -------------------------------------------- ---------------------
          -------------------------------------------- ---------------------

          Growth                                       0.30% of 1st $50 million

          -------------------------------------------- ----------------------
          -------------------------------------------- ----------------------

                                                     0.25% of next $150 million

          -------------------------------------------- ---------------------
          -------------------------------------------- ---------------------

                                                 0.2% in excess of $200 million

          -------------------------------------------- ----------------
          -------------------------------------------- ----------------

          High Yield Bond

          -------------------------------------------- ----------------
          -------------------------------------------- ----------------

          Money Market                                 0.15%

          -------------------------------------------- ----------------
          -------------------------------------------- ----------------

          Small Company

          -------------------------------------------- ----------------
          -------------------------------------------- ----------------

          Value

          -------------------------------------------- ----------------


         The sub-advisory agreement was approved by the Board of Directors, including a majority of the Directors who are not parties to the sub-advisory agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto (the "non-interested Directors"), for the Growth Portfolio on July 24, 1996, for the Money Market Portfolio on October 31, 1997, and for the Aggressive Growth, Balanced, Bond, High Yield Bond, Index, Small Company and Value Portfolios on__________________. The sub-advisory agreement will remain in effect from year to year provided such continuance is specifically approved as to each Portfolio at least annually by: (a) the Board of Directors or the vote of a majority of the votes attributable to shares of such Portfolio; and (b) the vote of a majority of the non-interested Directors, cast in person at a meeting called for the purpose of voting on such approval. The sub-advisory agreement will terminate automatically if assigned (as defined in the 1940 Act). The sub-advisory agreement is also terminable as to any Portfolio at any time by the Board of Directors or by vote of a majority of the votes attributable to outstanding voting securities of such Portfolio (a) without penalty and (b) on 30 days' written notice to Investment Services.


         PORTFOLIO TRANSACTIONS, PORTFOLIO TURNOVER AND BROKERAGE

         Investment Services is responsible for decisions to buy and sell securities for each Portfolio, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, affiliates of Transamerica or Investment Services.

         In placing orders for portfolio securities of a Portfolio, Investment Services is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that Investment Services will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While Investment Services generally seeks reasonably competitive spreads or commissions, each Portfolio will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, Investment Services will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Portfolio, Investment Services and its affiliates, or other clients of Investment Services or its affiliates. Such research and investment services include statistical and economic data and research reports on particular companies and industries. Such services are used by Investment Services in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for each Portfolio may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of each Portfolio, and the services furnished by such brokers may be used by Investment Services in providing investment sub-advisory services for each Portfolio. The aggregate dollar amounts of the brokerage commissions paid with respect to portfolio transactions of the Portfolio by Investment Services as sub-adviser to Separate Account Fund C (the Growth Portfolio's predecessor) were $7,253 for 1995, and $19,115 for the first ten months of 1996. The aggregate dollar amount of brokerage commissions paid by the Growth Portfolio after the reorganization, during November and December 1996, was $5,550, so that the total paid during 1996 was $24,665. The total paid by the Growth Portfolio during fiscal year 1997 was $16,312. The other Portfolios did not commence operations in 1997.

         On occasions when Investment Services deems the purchase or sale of a security to be in the best interest of a Portfolio as well as its other advisory clients (including any other fund or other investment company or advisory account for which Investment Services or an affiliate acts as investment adviser), Investment Services, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by Investment Services in the manner it considers to be most equitable as to each customer and consistent with its fiduciary obligations to such Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for a Portfolio.

         Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the booker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Directors.

         Changes will be made in the assets of the Growth Portfolio if such changes are considered advisable to better achieve the Growth Portfolio's investment objectives. It is anticipated that the annual portfolio turnover should not exceed 75%. The portfolio turnover rates for Separate Account Fund C (the Growth Portfolio's predecessor) for 1995 was 30.84%, the portfolio turnover rate for 1996, when combining the experience of Separate Account Fund C through October 31, 1996, and the Growth Portfolio's experience for November and December 1996 was 34.58%. The Portfolio's portfolio turnover rate for 1997 was 20.54%.

                        DETERMINATION OF NET ASSET VALUE

         Under the 1940 Act, the Board of Directors is responsible for determining in good faith the fair value of securities of each Portfolio. In accordance with procedures adopted by the Board of Directors, the net asset value per share is calculated by determining the net worth of each Portfolio (assets, including securities at market value or amortized cost value, minus liabilities) divided by the number of that Portfolio's outstanding shares. All securities are valued as of the close of regular trading on the New York Stock Exchange.

         In the event that the New York Stock Exchange, the Federal Reserve, or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Board of Directors will reconsider the time at which net asset value is computed. In addition, the Portfolios may compute their net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

         Assets of the Portfolios, other than the Money Market Portfolio, are valued as follows:

          (a) equity securities and other similar investments ("Equities") listed on any U. S. stock market or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last sale price on that exchange or NASDAQ on the valuation day; if no sale occurs, Equities traded on a U. S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked prices;

         (b) over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices;
         (c) debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by Investment Services and approved by the Board of Directors;
         (d) options and futures contracts are valued at the last sale price on the market where any such option contracts is principally traded;
         (e) over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies;
         (f) all other securities and other assets, including those for which a pricing service supplies no quotations or quotations are not deemed by Investment Services to be representative of market values, but excluding debt securities with remaining maturities of 60 days or less, are valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors; and
         (g) debt securities with a remaining maturity of 60 days or less will be valued at their amortized cost which approximates market value.

         Equities traded on more than one U. S. national securities exchange are valued at the last sale price on each business day at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at noon (Eastern Time) Reuters spot rate. If such quotations are not available, the price will be determined in good faith by or under procedures established by the Board of Directors.

         All of the assets of the Money Market Portfolio are valued on the basis of amortized cost in an effort to maintain a constant net asset value per share of $1.00. The Board of Directors has determined the use of the amortized cost method to be in the best interests of the Money Market Portfolio and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value as determined by amortized cost is higher or lower than the price the Portfolio would receive if it were to sell the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund which uses available market quotations to value all of its securities.

         The Board has established procedures reasonably designed, taking into account current market conditions and the Money Market Portfolio's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: (1) selling securities prior to maturity;
(2) shortening the average maturity of the Portfolio; (3) withholding or reducing dividends; or (4) utilizing a net asset value per share determination from available market quotations. Even if these steps were taken, the Money Market Portfolio's net asset value might still decline.

                             PERFORMANCE INFORMATION

Portfolio Performance

         The Fund may from time to time quote or otherwise use average annual total return information for the Portfolios in advertisements, shareholder reports or sales literature. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

      P(1+T)n = ERV

Where:
         P        =        a hypothetical initial investment of $1,000

         T        =        average annual total return

         n        =        number of years

         ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the one, five or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

      From time to time, the Fund may disclose cumulative total returns in conjunction with the standard format described above. The cumulative total returns will be calculated using the following formula:

      CTR   =   (ERV/P) - 1

      Where:

      CTR = The cumulative total return net of Portfolio recurring charges for the period.

      ERV = The ending redeemable value of the hypothetical investment at the end of the period.

      P = A hypothetical single payment of $1,000.
      Any performance data quoted for the Portfolios will represent historical performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Performance data for the Portfolios does not reflect charges deducted under the variable annuity contracts. If contract charges are taken into account, such performance data would reflect lower returns.

      The Growth Portfolio is the successor to Transamerica Occidental's Separate Account Fund C. Separate Account Fund C had been a separate account of Transamerica registered under the 1940 Act on Form N-3 as an open-end, diversified, management investment company. The reorganization of Separate Account Fund C from a management investment company into a unit investment trust called Separate Account C, was approved at a meeting of the Contract owners held on October 30, 1996. The assets of Separate Account Fund C as of close of business October 31, 1996, were transferred intact to the Growth Portfolio of the Fund in exchange for shares in the Growth Portfolio which will be held by Separate Account C. Because the Growth Portfolio is the successor to Separate Account Fund C, the historical performance data of Separate Account Fund C is the Growth Portfolio's performance history for periods prior to the reorganization.

      Prior to the reorganization on November 1, 1996, Separate Account Fund C paid a mortality and expense risk fee of 1.10% and an investment advisory fee of 0.30% per year, and it did not bear any operating expenses. After the reorganization, the Growth Portfolio does not pay any mortality and expense risk fees, and its total investment advisory fee and operating expenses during 1997 were 0.98% (before fee waivers and expense reimbursements) and 0.85% after fee waivers and expense reimbursements. In accordance with conversations with the SEC staff, investment performance for the Growth Portfolio for periods prior to the reorganization reflect total mutual fund fees and expenses of 0.98% per year.

      In computing its standardized total returns for periods prior to the reorganization, the Fund assumes that the charges currently imposed by the Growth Portfolio were in effect through each of the periods for which the standardized returns are presented. The Growth Portfolio's performance data does not reflect any sales or insurance charges, or any other separate account or contract level charges, that were imposed under the annuity contracts issued through Separate Account Fund C.


Money Market Portfolio Performance

      Current yield for the Money Market Portfolio will be computed by determining the net change, exclusive of capital changes at the beginning of a seven-day period in the value of a hypothetical investment, subtracting any deductions from shareholder accounts, and dividing the difference by the value of a hypothetical investment at the beginning of the base period to obtain the base period return. This base period return is then multiplied by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

      Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:
                                                                        365/7
      Effective yield = [(1 + (Base Period Return)     ] - 1

Published Performance

      From time to time the Fund may publish, or provide telephonically, an indication of the Portfolios' past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Weisenberger Investment Companies Service, Donoghue's Money Portfolio Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Fund may also advertise information which has been provided to the NASD for publication in regional and local newspapers.

          In addition, the Fund may from time to time advertise the Portfolios' performance relative to certain indices and benchmark investments, including: o the Lipper Analytical Services, Inc. Mutual Portfolio Performance Analysis, Fixed-Income Analysis and Mutual Portfolio Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); o the CDA Mutual Portfolio Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); o the Consumer Price Index published by the U. S. Bureau of Labor Statistics (which measures changes in the price of goods and services); o Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); o the Hambrecht & Quist Growth Stock Index; o the NASDAQ OTC Composite Prime Return; o the Russell Midcap Index; o the Russell 2000 Index - Total Return; o the ValueLine Composite-Price Return; o the Wilshire 5000 Index; o the Salomon Brothers' World Bond Index (which measures the total return in U. S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); o the Shearson Lehman Brothers Aggregate Bond Index or its
               component indices (the Aggregate Bond Index measures the performance of Treasury, U. S. Government agencies, mortgage and Yankee bonds); o the S&P Bond indices (which measure yield and price of corporate, municipal and U. S. Government bonds); o the J.P. Morgan Global Government Bond Index; o Donoghue's Money Market Portfolio Report (which provides industry averages of 7-day annualized and compounded yields of taxable, tax-free and
               U. S. Government money market funds); o other taxable investments including certificates of deposit, money market deposit accounts, checking accounts, savings accounts, money market mutual funds and repurchase agreements; o historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including EAFE), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; o the FT-Actuaries Europe and Pacific Index; o mutual fund performance indices published by Variable Annuity Research & Data Service; o S&P 500 Index; and o mutual fund performance indices published by Morningstar, Inc.

      The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of each Portfolio's investments. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may be different from those of the equations used by the Fund to calculate the Portfolios' performance figures.

The Funds may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Fund with other measures of investment return. For example, unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

      The Fund may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish Investment Services' views as to markets, the rationale for the Portfolios' investments and discussions of the Portfolios' current asset allocation.

      From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a particular Portfolio. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

      Such performance data is based on historical results and is not intended to indicate future performance. The total return of a Portfolio varies based on market conditions, portfolio expenses, portfolio investments and other factors. The value of a Portfolio's shares fluctuates and an investor's shares may be worth more or less than their original cost upon redemption. The Fund may also, at its discretion, from time to time make a list of the Portfolios' holdings available to investors upon request.

                               FEDERAL TAX MATTERS

      Each Portfolio intends to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, each Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income, consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions.

      Sources of Gross Income. To qualify for treatment as a regulated investment company, each Portfolio must also, among other things, derive its income from certain sources. Specifically, in each taxable year, each Portfolio must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in securities, or these currencies. Each Portfolio must also generally derive less than 30% of its gross income each taxable year from the sale or other disposition of any of the following which was held for less than three months: (1) stock or securities, (2) options, futures, or forward contracts (other than options, futures, or forward contracts on foreign currencies), or (3) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related to the Portfolio's principal business of investing in stock or securities (or options and futures with respect to stock or securities). For purposes of these tests, gross income generally is determined without regard to losses from the sale or other disposition of stock or securities or other Portfolio assets.

      Diversification of Assets. To qualify for treatment as a regulated investment company, each Portfolio must also satisfy certain tax requirements with respect to the diversification of its assets. Each Portfolio must have, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer. In addition, not more than 25% of the value of each Portfolio's total assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses. For purposes of each Portfolio's requirements to maintain diversification for tax purposes, the issuer of a loan participation will be the underlying borrower. In cases where a Portfolio does not have recourse directly against the borrower, both the borrower and each agent bank and co-lender interposed between the Portfolio and the borrower will be deemed issuers of the loan participation for tax diversification purposes. The Portfolio's investments in U. S. Government Securities are not subject to these limitations. The foregoing diversification requirements are in addition to those imposed by the Investment Company Act of 1940 (the "1940 Act").

      Because the Fund is established as an investment medium for variable annuity contracts, Section 817(h) of the Code imposes additional diversification requirements on the Portfolio. These requirements which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment. In general, no more than 55% of the value of the assets of each Portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

      Additional Tax Considerations. The Portfolios will not be subject to the 4% Federal excise tax imposed on amounts not distributed to shareholders on a timely basis because each Portfolio intends to make sufficient distributions to avoid such excise tax. If a Portfolio failed to qualify as a regulated investment company, owners of variable annuity contracts or variable life policies ("Contracts") based on such Portfolio: (1) might be taxed currently on the investment earnings under their Contracts and thereby lose the benefit of tax deferral; and (2) the Portfolio might incur additional taxes. In addition, if a Portfolio failed to qualify as a regulated investment company, or if a Portfolio failed to comply with the diversification requirements of Section 817(h) of the Code, owners of Contracts based on that Portfolio would be taxed on the investment earnings under their Contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by Investment Services and it is intended that each Portfolio will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return of each Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from that Investment Services might otherwise believe to be desirable.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisers. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change.

                                 SHARES OF STOCK

      Each issued and outstanding share of each Portfolio is entitled to participate equally in dividends and distributions declared for that Portfolio's stock and, upon liquidation or dissolution, in that Portfolio's net assets remaining after satisfaction of outstanding liabilities. The shares of each Portfolio, when issued, are fully paid and non-assessable and have no preemptive or conversion rights.

       As the designated successor to Separate Account Fund C, the Growth Portfolio of the Fund received the assets of Separate Account Fund C. In exchange, the Fund provided Separate Account C with shares in the Growth Portfolio.

      Under normal circumstances, subject to the reservation of rights explained below, the Fund will redeem shares of each Portfolio in cash within 7 days. However, the right of a shareholder to redeem shares and the date of payment by the Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders.

      Under Maryland law, the Fund is not required to hold annual shareholder meetings and does not intend to do so.
                                CUSTODY OF ASSETS

      Pursuant to a Custodian Agreement with the Fund, State Street Bank and Trust Company ("State Street") holds the cash and portfolio securities of the Portfolios of the Fund as custodian.

      State Street is responsible for holding all securities and cash of the Portfolios, receiving and paying for securities purchased, delivering against payment securities sold, and receiving and collecting income from investments, making all payments covering expenses of the Fund, all as directed by persons authorized by the Fund. State Street does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Portfolios or the Fund. Portfolio securities of the Portfolios purchased domestically are maintained in the custody of State Street and may be entered into the Federal Reserve, Depository Trust Company, or Participants Trust Company book entry systems.

                             DIRECTORS AND OFFICERS

      The Directors and officers of the Fund are listed below together with their respective positions with the Fund and a brief statement of their principal occupations during the past five years.

                               Positions and Offices
Name, Age and Address**        with the Fund                     Principal Occupation During the Past Five Years
-----------------------        -------------                     -----------------------------------------------
Donald E. Cantlay (76)         Board of Directors             Director, Managing General Partner of Cee 'n' Tee
                                                              Company; Director of California Trucking
                                                              Association and Western Highway Institute; Director
                                                              of FPA Capital Fund and FPA New Income Fund.

Richard N. Latzer (61)*        Board of Directors             President, Chief Executive Officer and Director of
                                                              Transamerica Investment Services, Inc.;  Senior
                                                              Vice President and Chief Investment Officer of
                                                              Transamerica Corporation.  Director and Chief
                                                              Investment Officer of Transamerica Occidental Life
                                                              Insurance Company.

Jon C. Strauss (58)            Board of Directors             President of Harvey Mudd College; Previously Vice
                                                              President and Chief Financial Officer of Howard
                                                              Hughes Medical Institute; President of Worcester
                                                              Polytechnic Institute; Vice President and Professor
                                                              of Engineering at University of Southern
                                                              California; Vice President Budget and Finance,
                                                              Director of Computer Activities and Professor of
                                                              Computer and Decision Sciences at University of
                                                              Pennsylvania.


Gary U. Rolle' (57)*           President, Chairman, Board of  Director, Executive Vice President and Chief
                               Directors                      Investment Officer of  Transamerica Investment

                                                              Services,    Inc.;
                                                              Director and Chief
                                                              Investment Officer
                                                              of    Transamerica
                                                              Occidental    Life
                                                              Insurance Company;
                                                              Director,
                                                              Transamerica
                                                              Investors, Inc..

Peter J. Sodini (57)           Board of Directors             Associate, Freeman Spogli & Co. (a private
                                                              investor); President, Chief Executive Officer and
                                                              Director, The Pantry, Inc. (a supermarket).
                                                              Director Pamida Holdings Corp. (a retail
                                                              merchandiser) and Buttrey Food and Drug Co. (a
                                                              supermarket).


Matt Coben (37)***             Vice President                 Vice President, Broker/Dealer Channel of the
                                                              Institutional Marketing Services Division of
                                                              Transamerica Life Insurance and Annuity Company
                                                              and  prior to 1994, Vice President and National
                                                              Sales Manager of the Dreyfus Service Organization .


Sally S. Yamada (47)           Assistant Treasurer            Vice President and Treasurer of Transamerica
                               Assistant Secretary            Occidental Life Insurance Company and Treasurer of

                                                              Transamerica Life Insurance and Annuity Company.

Regina M. Fink (42)            Secretary                      Counsel for Transamerica Occidental Life Insurance
                                                              Company and prior to 1994 Counsel and Vice
                                                              President for Colonial Management Associates, Inc.

Thomas M. Adams (63)           Assistant Secretary            Partner in the law firm of Lanning , Adams &
                                                              Peterson.


Susan R. Hughes (42)           Treasurer and Assistant        Vice President and Chief financial Officer,
                                    Secretary                 Transamerica Investment Services, Inc., since 1997;
                                                                                Independent Financial Consultant

                                    1992-1997,

*        These members of the Board are  interested persons as defined by
Section 2(a)(19) of the 1940 Act.
**       Except as  otherwise  noted,  the mailing  address of each Board member and officer is 1150 South  Olive,
         Los Angeles, California 90015.
***      The mailing address of this officer is 401 North Tryon Street Suite
700, Charlotte, North Carolina 28202.

     The principal occupations listed above apply for the last five years. In some instances, the occupation listed above is the current position; prior positions with the same company or affiliate are not indicated.

         Each of the officers and members of the Board of the Fund holds the same position with Transamerica Occidental's Separate Account Fund B. The members of the Board of Directors are also members of the Board of Directors of Transamerica Income Shares, Inc., a closed-end management company advised by Transamerica Investment Services, Inc. Mr. Rolle is a director of Transamerica Investors, Inc.

Compensation

         The following table shows the compensation paid by the Fund and the Fund Complex during the fiscal year ending December 31, 1997, to all Directors of the Fund.

                                                          Total Pension or
                            Aggregate Compensation      Retirement Benefits       Compensation From Registrant and
Name of Person                   From Fund1/          Accrued As Part of Fund     Fund Complex Paid to Directors3/
--------------                       -------                                                           -----------
                                                             Expenses2/
Donald E. Cantlay                   $1500                       -0-                            $6,000
Richard N. Latzer                    -0-                        -0-                             -0-


Jon C. Strauss                      $1500                       -0-                            $6,250
Gary U. Rolle                        -0-                        -0-                             -0-
Peter J. Sodini                     $1500                       -0-                            $4,750
Jon C. Strauss                       $500                       -0-                             $500

---------------------

1/ Each director of the Fund is compensated $250 for each meeting they attend. (The Board of the Fund plans to hold four regularly scheduled board meetings each year; other meetings may be scheduled.) This is the same compensation the directors received while members of the Board of Managers of Separate Account Fund C.

2/ None of the members of the Board of Directors currently receives any pension or retirement benefits due to services rendered to the Fund and thus will not receive any benefits upon retirement from the Fund.

3/ During fiscal year 1997, each Board member was also a member of the Board of Transamerica Occidental's Separate Account Fund B and of Transamerica Income Shares, Inc., a closed-end management company advised by Transamerica Investment services, Inc. Mr. Rolle' is a director of Transamerica Investors, Inc. These registered investment companies comprise the "Fund Complex."

                                LEGAL PROCEEDINGS

         There is no pending material legal proceeding affecting the Fund. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's assets.

                                OTHER INFORMATION

Other Information

         The Prospectus and this Statement do not contain all the information included in the registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted from the Prospectus and this Statement pursuant to the rules and regulations of the SEC. The registration statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectus or in this Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement of which the Prospectus and this Statement form parts, each such statement being qualified in all respects by such reference.

Independent Public Accountants

         Ernst & Young LLP, 515 South Flower Street, Los Angeles, California 90071, acts as the Fund's independent certified public accountants.

Annual and Semi-Annual Reports


         The 1997 Annual Report and 1998 Semi-Annual Report of the Portfolios are incorporated by reference in this Statement of Additional Information.


Financial Statements


         This Statement of Additional Information contains the financial statements for the Growth Portfolio of Transamerica Variable Insurance Fund, Inc., for fiscal year ending December 31, 1997 and unaudited financial statements for the Growth and Money Market Portfolios for the period ended June 30, 1998. No financial statements are provided for the other Portfolios because, as of November 25, 1998, the other Portfolios had not yet commenced operations.

Appendix A

Description of Corporate Bond Ratings

Moody's Investors Service, Inc. and Standard and Poor's Corporation are two prominent independent rating agencies that rate the quality of bonds. Following are expanded explanations of the ratings shown in the Prospectus.

Moody's Investors Service, Inc. Aaa: Bonds with this rating are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.

Aa: Bonds with this rating are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

A: Bonds with this rating possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds with this rating are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds with this rating are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:  Bonds  with  this  rating  generally  lack   characteristics   of  desirable
investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds with this rating are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds with this rating represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds with this rating are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Generally, investment-grade debt securities are those rated Baa3 or better by Moody's.


Standard & Poor's Corporation AAA: This rating is the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is very strong.

AA: This rating indicates a very strong capacity to pay interest and repay principal and differs from the higher rated issues only by a small degree.

A: This rating indicates a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: This rating indicates an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC: These ratings indicate, on balance, a predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: This rating indicates debt in default, and payment of interest and/or repayment of principal are in arrears.

The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A or B+.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor's.

Appendix B

Description of Fixed-Income Instruments

U.S. Government Obligations
Securities issued or guaranteed as to principal and interest by the United States government include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury Bills have a maturity of one year or less; Treasury Notes have maturities of one to ten years; and Treasury Bonds can be issued with any maturity period but generally have a maturity of greater than ten years. Agencies of the United States government which issue or guarantee obligations include, among others, the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States government include securities issued or guaranteed by, among others, banks of the Farm Credit System, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Student Loan Marketing Association, Federal Intermediate Credit Banks, Federal Land Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality.

Certificates of Deposit
Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks, savings and loan associations or savings banks against funds deposited in the issuing institution.

Time Deposits
Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received. Certain time deposits may be considered illiquid.

Bankers' Acceptance
A bankers' acceptance is a draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper
Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding 270 days.

Variable Rate, Floating Rate, or Variable Amount Securities
Variable rate, floating rate, or variable amount securities are short-term unsecured promissory notes issued by corporations to finance short-term credit needs. These are interest-bearing notes on which the interest rate generally fluctuates on a scheduled basis.

Corporate Debt Securities
Corporate debt securities are debt issued by a corporation that pays interest and principal to the holders at specified times.

Asset-Backed Securities
Asset-backed securities are securities which represent an undivided fractional interest in a trust whose assets generally consist of mortgages, motor vehicle retail installment sales contracts, or other consumer-based loans.

Participation Interests in Loans
A participation interest in a loan entitles the purchaser to receive a portion of principal and interest payments due on a commercial loan extended by a bank to a specified company. The purchaser of such an interest has no recourse against the bank if payments of principal and interest are not made by the borrower and generally relies on the bank to administer and enforce the loan's terms.

International Organization Obligations
International organization obligations include obligations of those organizations designated or supported by U.S. or foreign government agencies to promote economic reconstruction and development, international banking, and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank, and the InterAmerican Development Bank.

Custody Receipts
A Fund may acquire custody receipts in connection with securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. Such custody receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. government, its agencies, authorities or instrumentalities. These custody receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). For certain securities law purposes, custody receipts are not considered U.S.
government securities.

Pass-Through Securities
The Funds may invest in mortgage pass-through securities such as Government National Mortgage Association ("GNMA") certificates or Federal National Mortgage Association ("FNMA") and other mortgage-backed obligations, or modified pass-through securities such as collateralized mortgage obligations issued by various financial institutions. In connection with these investments, early repayment of investment principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose the Fund to a lower rate of return upon reinvestment of the principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-related security. Accordingly, it is not possible to accurately predict the average life of a particular pool of pass-through securities. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-related securities will vary based upon the prepayment experience of the underlying pool of mortgages. For purposes of calculating the average life of the assets of the relevant Fund, the maturity of each of these securities will be the average life of such securities based on the most recent or estimated annual prepayment rate.

See notes to financial statements
GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Schedule of Investments -- December 31, 1997

                                                                                                         Shares or
                                                     Market                                              Principal       Market
                                        Shares       Value                                                  Amount        Value



-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 96.2%
-------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES -- 4.1%
First Data Corporation                   65,000   $ 1,901,250
-------------------------------------------------------------------------------------------------------------------------------

CHEMICALS -- 7.4%
BetzDearborn, Inc.                         30,000      1,831,875
W.R. Grace & Company                      20,000   1,608,750
-------------------------------------------------------------------------------------------------------------------------------
                                                  3,440,625
-------------------------------------------------------------------------------------------------------------------------------

COMPUTERS & BUSINESS EQUIPMENT -- 10.9%
Dell Computer Corporation (a)            60,000   5,040,000
-------------------------------------------------------------------------------------------------------------------------------

CONGLOMERATES -- 4.3%
Gillette Company                         20,000   2,008,750
-------------------------------------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.6%
Millipore Corporation                    35,000   1,187,813
-------------------------------------------------------------------------------------------------------------------------------

ELECTRONICS -- 11.5%
Applied Materials, Inc. (a)              70,000   2,108,750
Intel Corporation                        46,000               3,231,500
-------------------------------------------------------------------------------------------------------------------------------
                                                  5,340,250
-------------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 16.9%
Charles Schwab Corporation               82,500   3,459,844
Franklin Resources, Inc.                 33,000   2,868,937
MoneyGram Payment Systems, Inc. (a)    140,000    1,505,000
-------------------------------------------------------------------------------------------------------------------------------
                                                  7,833,781
-------------------------------------------------------------------------------------------------------------------------------

HOTELS & RESTAURANTS -- 6.9%
Host Marriott Corp. (a)                  70,000   1,373,750
Mirage Resorts, Incorporated (a)         80,000   1,820,000
-------------------------------------------------------------------------------------------------------------------------------
                                                  3,193,750
-------------------------------------------------------------------------------------------------------------------------------

LEISURE TIME -- 6.6%
Pixar, Inc. (a)                          50,000   1,081,250
The Walt Disney Company                  20,000   1,981,250
-------------------------------------------------------------------------------------------------------------------------------
                                                 3,062,500
-------------------------------------------------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 2.7%
Sealed Air Corporation (a)               20,000   1,235,000
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE OPERATIONS -- 3.8%
CCA Prison Realty Trust                  40,000   $ 1,785,000
-------------------------------------------------------------------------------------------------------------------------------

RETAIL -- 8.6%
Fred Meyer, Inc. (a)                    109,200   3,972,150
-------------------------------------------------------------------------------------------------------------------------------

SOFTWARE -- 9.9%
Microsoft Corporation (a)                24,000   3,102,000
Transaction Systems Architects, Inc. (a)         40,000       1,520,000
-------------------------------------------------------------------------------------------------------------------------------
                                                  4,622,000
-------------------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(cost $18,047,300)                                44,622,869
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.9%
-------------------------------------------------------------------------------------------------------------------------------
State Street Bank and Trust  Company  4.75%,  due 01/02/98,  (collateralized  by
   $1,830,000 par value U.S. Treasury Notes, 5.875%, due 10/31/98,  with a value of
   $1,850,690, cost $1,812,000)             1,812,000         1,812,000
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.1%
(cost $19,859,300)*                                    46,434,869
LIABILITIES IN EXCESS OF OTHER
     ASSETS - (0.1)%                               (56,462)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS-- 100.0%                                 $46,378,407
===============================================================================================================================


(a)   non-income producing security

* Aggregate cost for Federal tax purposes. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $26,994,664 and $419,095, respectively. Net unrealized appreciation for tax purposes is $26,575,569.

See notes to financial statements
 .

See notes to financial statements
GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Statement of Assets and Liabilities
December 31, 1997


ASSETS
Investments, at value (cost $19,859,300)                                                                  $  46,434,869
Cash                                                                                                                842
Dividends and interest receivable                                                                                25,339
Due from Adviser                                                                                                  6,202
                                                                                                          -------------
                                                                                                             46,467,252

LIABILITIES
Directors fees payable                                                                                            3,000
Advisory fees payable                                                                                            29,359
Accrued expenses                                                                                                 56,486
                                                                                                          -------------
                                                                                                                 88,845
TOTAL NET ASSETS                                                                                          $  46,378,407
                                                                                                          =============

NET ASSETS CONSIST OF:
Paid in capital                                                                                           $  18,348,425
Accumulated net realized gain on investments                                                                  1,454,413
Net unrealized appreciation of investments                                                                   26,575,569
                                                                                                          -------------
TOTAL NET ASSETS                                                                                          $  46,378,407
                                                                                                          =============

Shares outstanding                                                                                             3,144,213
Net asset value per share                                                                                          $ 14.75


See notes to financial statements
GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Statement of Operations
For the year ended December 31, 1997

INVESTMENT INCOME
Interest income                                                                                           $      30,935
Dividend income                                                                                                 163,094
                                                                                                          -------------
                                                                                                                194,029

EXPENSES
Investment Adviser fee                                                                                          313,749
Custodian fees                                                                                                   32,536
Administration fees                                                                                              43,165
Audit fees                                                                                                       15,000
Directors' fees and expenses                                                                                      3,000
Printing expenses                                                                                                 2,000
Other                                                                                                               264
                                                                                                          -------------
Operating expenses before fee waiver                                                                            409,714
Fees waived and expenses reimbursed                                                                             (54,131)
                                                                                                          --------------
                                                                                                                355,583
NET INVESTMENT LOSS                                                                                            (161,554)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                                                                              5,194,303
Net change in unrealized appreciation of investments                                                          9,864,234
                                                                                                          -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                              15,058,537
                                                                                                          -------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                                        $  14,896,983
                                                                                                          =============

See notes to financial statements
GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Statements of Changes in Net Assets

                                                                                          Year ended December 31,
                                                                                           1997                1996
                                                                                           ----                ----
INCREASE IN NET ASSETS
From operations:
   Net investment loss                                                              $     (161,554)       $     (190,588)
    Net realized gain on investments                                                    5,194,303             3,186,767
     Net change in unrealized appreciation of investments                               9,864,234             3,967,540
                                                                                    -------------         -------------
Net increase in net assets resulting from operations                                   14,896,983             6,963,719

Dividends and distributions to shareholders from:
     Net realized gains                                                                (3,656,425)                    -

Net fund share transactions                                                             2,899,412                (463,327)
                                                                                    -------------         ----------------

Increase in net assets                                                                 14,139,970             6,500,392

NET ASSETS
Beginning of period                                                                    32,238,437            25,738,045
                                                                                    -------------         -------------
End of period                                                                       $  46,378,407         $  32,238,437
                                                                                    =============         =============


GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Financial Highlights



Selected data for a share outstanding throughout each period are as follows*



                                                                         Year ended December 31,
                                                         --------------------------------------------------------------
                                          ---------------
                                               1997           1996            1995           1994            1993
                                               ----           ----            ----           ----            ----
Net Asset Value, beginning of period      $    10.93     $    8.582      $    5.615     $    5.239      $    4.287
                                          -----------------------------------------------------------------------------

Investment Operations
Net investment income (loss)                   (0.05)        (0.065)         (0.069)        (0.042)         (0.030)
Net realized and unrealized gain                5.13          2.413           3.036          0.418           0.982
                                                         --------------------------------------------------------------
                                          ---------------
Total from investment operations        ........5.08          2.348           2.967          0.376           0.952

Distributions to Shareholders from:
Net realized gains                            (1.26)            -              -               -              -
                                          -----------------------------------------------------------------------------
Total distributions                           (1.26)            -              -               -              -
                                          -----------------------------------------------------------------------------

Net Asset Value, end of period            $    14.75     $   10.930      $    8.582     $    5.615      $    5.239
                                                         ==============================================================
                                          ===============

Total Return                                  46.50%         27.36%          52.84%          7.19%          22.20%
                                          =============================================================================

Ratios and Supplemental Data:
Expenses to average net assets (1)            0.85%           1.27%          1.41%           1.43%          1.43%
Net investment income (loss)
     to average net assets (2)               (0.39%)         (0.68%)        (0.94%)         (0.80%)        (0.65%)
Portfolio turnover rate                        20.54%         34.58%         18.11%     30.84%          42.04%
Average commission rate (3)                  $0.0575         $0.0700           -               -              -
Net Assets, end of period (in
   thousands)                                $46,378         $32,238     $25,738        $17,267         $16,584




* Prior to November 1, 1996, activity represents accumulated unit values of the Separate Account which have been converted to share values for presentation purposes.

(1) If the Investment Adviser had not waived expenses, the ratio of operating expenses to average net assets would have been 0.98% and 1.34% for the years ended December 31, 1997 and 1996, respectively.
(2) If the Investment Adviser had not waived expenses, the ratio of net investment loss to average net assets would have been (0.52%) and (0.75%) for the years ended December 31, 1997 and 1996, respectively.
(3) Represents the average commission rate paid on equity security transactions on which commissions are charged.

GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Notes to Financial Statements
December 31, 1997

1.   Organization and Summary of Significant Accounting Policies
Transamerica Variable Insurance Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Fund currently consists of two investment portfolios, the Growth Portfolio and the Money Market Portfolio (the "Portfolios"). The Growth Portfolio's investment objective is long-term capital growth and the Money Market Portfolio's investment objective is to maximize current income. The Money Market Portfolio commenced operations on January 2, 1998. These financial statements pertain only to the Growth Portfolio.

The Fund was established as a Maryland Corporation on June 23, 1995, as the successor to Transamerica Occidental's Separate Account Fund C (the "Separate Account") which was organized as an open-end diversified management investment company. On November 1, 1996, all investments held by the Separate Account with a fair value of $29,567,077 and a cost basis of $15,661,836 were transferred to the Growth Portfolio of the Fund. In exchange for these investments, the Separate Account received all of the outstanding shares (2,956,116) of the Fund. This transaction was accounted for in a manner similar to a pooling of interests. Thereafter, the Separate Account's only investment is an investment in the Fund.

As the Fund is treated as the successor to the Separate Account, all activity prior to November 1, 1996 incorporates activity of the Separate Account. Effective October 31, 1996, the net asset value of the Fund was re-priced at $10 per unit. All previous accumulation unit values of the Separate Account have been restated for presentation purposes to account for this change. Selected financial information for the ten month period ended October 31, 1996 is as follows:

 Investment income                                         $154,796
 Expenses                                                  (311,877)
                                                      -----------------
 Net investment loss                                       (157,081)
 Net realized and unrealized gain on investments          4,374,273
                                                      -----------------

 Net increase in net assets resulting from operations    $4,217,192
                                             =================

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(A) Valuation of Securities - Equity securities traded on a national exchange, NASDAQ and over-the-counter securities are valued at the last sale price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures established  by the  Fund's  Board of  Directors.  Debt  securities  with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements - The Portfolios may enter into repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when the Portfolios purchase an interest-bearing debt obligation and the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. If the seller is unable to make a timely repurchase, the Portfolio's expected proceeds could be delayed, or the Portfolio could suffer a loss in principal or current interest, or incur costs in liquidating the collateral.

(C) Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded daily on an accrual basis. Realized gains and losses on investments are determined using the identified cost method for both financial statement and Federal income tax purposes. The aggregate cost of securities purchased (excluding short-term investments) and proceeds from sales for the Growth Portfolio were $8,374,876 and $10,662,938 respectively, for the year ended December 31, 1997.

GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Notes to Financial Statements
December 31, 1997

(D)    Dividends  and   Distributions   -  The  Growth   Portfolio   distributes
       substantially all of its net investment income and capital gains, if any, in the form of dividends to its shareholders. The Growth Portfolio declares
       its dividends and capital gain distributions at least annually.

(E) Federal Income Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(F) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

2.    Investment Advisory Fees and Other Transactions With Affiliates
The Fund has entered into an Investment Advisory Agreement with Transamerica Occidental Life Insurance Company ("the "Adviser"), a wholly owned subsidiary of Transamerica Insurance Corporation of California, which in turn is a wholly owned subsidiary of Transamerica Corporation. For its services to the Growth Portfolio, the Adviser receives an annual advisory fee of 0.75% of the average daily net assets of the Portfolio.

The Adviser has contracted with Transamerica Investment Services, Inc., a wholly-owned subsidiary of Transamerica Corporation to provide investment advice to the Portfolio. Transamerica Investment Services receives its fee directly from the Adviser, and receives no compensation from the Portfolio.

The Adviser, at its discretion, has agreed to waive its fee and assume any other operating expenses (other than certain extraordinary or non-recurring expenses) of the Portfolio which exceed 0.85% of the average daily net assets of the Portfolio.

Certain directors and officers of the Fund are also directors and officers of the Adviser, the Separate Account, Transamerica Investment Services, and other affiliated Transamerica entities, however they receive no compensation from the Fund.

All shares of the Fund are owned by the Separate Account.

3.   Capital Stock Transactions
The Fund has one billion shares of $0.001 par value stock authorized. As of December 31, 1997, the Growth Portfolio was authorized to issue two hundred million shares.


                                               Year ended December 31, 1997        Year ended December 31, 1996
                                               ----------------------------        ----------------------------
                                                 Shares            Amount           Shares            Amount
    ---------------------------------------- ---------------- ----------------- ---------------- ------------------
    Capital stock sold                       -                $                                  $          13,223
                                                              -                 1,200
    Separate Account Deposits*                                -                 -
    Separate Account Annuity Payments*                                          -                36,216

                                                                                                 (424,375)
    Capital stock issued upon
         reinvestment of dividends and
         distributions
                                             247,893          3,656,425
    Capital stock redeemed
                                             (53,456)         (757,013)         (7,540)          (88,391)
    ---------------------------------------- ---------------- ----------------- ---------------- ------------------
    Net increase (decrease)                          194,437       $2,899,412                    $       (463,327)
                                                                                (6,340)
    ---------------------------------------- ---------------- ----------------- ---------------- ------------------


GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Notes to Financial Statements
December 31, 1997

*Prior to November 1, 1996, the Separate Account received deposits from and made certain annuity payments and distributions to unit holders of the Separate Account. These transactions are classified as fund share transactions in the Statements of Changes in Net Assets.

4.    Federal Income Tax
Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales, net operating losses and capital loss carryforwards. For the year ended December 31, 1997, the Growth Portfolio increased accumulated net investment loss by $195,061, decreased accumulated net realized gain on investments by $49,556 and decreased paid in capital by $145,505.

Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Board of Directors
Of the Growth Portfolio if Transamerica Variable Insurance Fund, Inc.

We have audited the accompanying statement of assets and liabilities including the schedule of investments, of the Growth Portfolio of Transamerica Variable Insurance Fund, Inc. (previously Transamerica Occidental's Separate Account Fund
C), as of December 31, 1997, the related statement of operations for the year ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. T hese financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by cor respondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Growth Portfolio of Transamerica Variable Insurance Fund, Inc., at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted a ccounting principles.




/s/ Ernst & Young LLP

Los Angeles, California
January 30, 1998

See notes to financial statements
TRANSAMERICA VARIABLE INSURANCE FUND, INC.
GROWTH PORTFOLIO
Schedule of Investments -- June 30, 1998 (Unaudited)




                                                                                                         Shares or
                                                      Market                                             Principal       Market
                                          Shares       Value                                                Amount        Value





-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 94.1%
-------------------------------------------------------------------------------------------------------------------------------
AGRICULTURAL BIOTECHNOLOGY -- 2.3%
Pioneer Hi-Bred International, Inc.       37,500  $1,551,563
-------------------------------------------------------------------------------------------------------------------------------

BUSINESS SERVICES -- 10.2%
Cognizant Corporation                     40,000   2,520,000
Envoy Corporation (a)                     40,000   1,895,000
First Data Corporation                    70,000   2,331,875
-------------------------------------------------------------------------------------------------------------------------------
                                                   6,746,875
-------------------------------------------------------------------------------------------------------------------------------

CHEMICALS -- 5.2%
Minerals Technologies, Inc.               35,000   1,780,625
Monsanto Company                          30,000   1,676,250
-------------------------------------------------------------------------------------------------------------------------------
                                                   3,456,875
-------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 4.6%
Sodexho Marriott Services, Inc.          105,000   3,045,000
-------------------------------------------------------------------------------------------------------------------------------

COMPUTERS & BUSINESS EQUIPMENT -- 12.6%
Dell Computer Corporation (a)             90,000   8,353,125
-------------------------------------------------------------------------------------------------------------------------------

CONGLOMERATES -- 3.4%
Gillette Company                          40,000   2,267,500
-------------------------------------------------------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 1.9%
Sealed Air Corporation (a)                35,000   1,286,250
-------------------------------------------------------------------------------------------------------------------------------

ELECTRONICS -- 8.2%
Applied Materials, Inc. (a)               70,000   2,065,000
Intel Corporation                         46,000   3,409,750
-------------------------------------------------------------------------------------------------------------------------------
                                                   5,474,750
-------------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 9.1%
Charles Schwab Corporation                76,000   2,470,000
Franklin Resources, Inc.                  66,000   3,564,000
-------------------------------------------------------------------------------------------------------------------------------
                                                   6,034,000
-------------------------------------------------------------------------------------------------------------------------------

HOTELS & RESTAURANTS -- 6.4%
McDonald's Corporation                    35,000   2,415,000
Mirage Resorts, Inc.(a)                   85,000   1,811,562
-------------------------------------------------------------------------------------------------------------------------------
                                                   4,226,562
-------------------------------------------------------------------------------------------------------------------------------

LEISURE & ENTERTAINMENT -- 7.7%
Pixar, Inc. (a)                           50,000   3,018,750
The Walt Disney Company                   20,000   2,101,250
-------------------------------------------------------------------------------------------------------------------------------
                                                   5,120,000
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE OPERATIONS -- 1.8%
CCA Prison Realty Trust                   40,000  $1,225,000
-------------------------------------------------------------------------------------------------------------------------------

RETAIL -- 6.4%
Fred Meyer, Inc. (a)                     100,000   4,250,000
-------------------------------------------------------------------------------------------------------------------------------

SOFTWARE -- 10.6%
IMS Health, Inc.                          10,000     595,000
Microsoft Corporation (a)                 45,000   4,876,875
Transaction Systems Architects, Inc. (a)         40,000       1,540,000
-------------------------------------------------------------------------------------------------------------------------------
                                                   7,011,875
-------------------------------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 3.7%
Kansas City Southern Industries, Inc.     50,000   2,481,250
-------------------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(cost $29,122,405)                                62,530,625
-------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 1.0%
-------------------------------------------------------------------------------------------------------------------------------
Sealed Air Corporation
(cost $926,676)                           16,375     687,750

-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITY -- 7.2%
-------------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank
(cost $4,804,000)
              5.00%      07/01/98     $4,804,000   4,804,000
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 102.3%
(cost $34,853,081)*                               68,022,375
LIABILITIES IN EXCESS OF
   OTHER ASSETS-- (2.3)%                          (1,532,164)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS-- 100.0%                              $66,490,211
===============================================================================================================================


(a) non-income producing security

* Aggregate cost for Federal tax purposes. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $34,040,571 and $871,277, respectively. Net unrealized appreciation for tax purposes is $33,169,294.

See notes to financial statements
TRANSAMERICA VARIABLE INSURANCE FUND, INC.
MONEY MARKET PORTFOLIO
Schedule of Investments -- June 30, 1998 (Unaudited)




                                       Principal   Amortized                                             Principal    Amortized
                                          Amount        Cost                                                Amount         Cost




-------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- DOMESTIC -- 76.2%
-------------------------------------------------------------------------------------------------------------------------------
BROKERAGE -- 3.7% Merrill Lynch & Co., Inc.
              5.530%     10/01/98       $116,000    $114,361
-------------------------------------------------------------------------------------------------------------------------------

CHEMICALS -- 4.1%
E. I. du Pont de Nemours and Company
              5.510%     08/21/98        125,000     124,024
-------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL FINANCIAL SERVICES -- 7.2%
Associates Corporation of North America
              5.450%     10/22/98        110,000     108,118
General Electric Capital Corporation
              5.490%     11/23/98        113,000     110,501
-------------------------------------------------------------------------------------------------------------------------------
                                                     218,619
-------------------------------------------------------------------------------------------------------------------------------

CONSUMER FINANCIAL SERVICES -- 11.4%
Ford Motor Credit Company
              5.450%     12/03/98        117,000     114,255
Toyota Motor Credit Company
              5.510%     07/23/98        120,000     119,596
USAA Capital Corporation
              5.510%     08/04/98        115,000     114,402
-------------------------------------------------------------------------------------------------------------------------------
                                                     348,253
-------------------------------------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 3.3%
The Procter & Gamble Company
              5.480%     07/23/98        100,000      99,665
-------------------------------------------------------------------------------------------------------------------------------

DRUGS & HEALTH CARE -- 3.3%
Abbott Laboratories
              5.470%     07/08/98        100,000      99,894
-------------------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 3.6%
Duke Energy Corporation
              5.480%     07/10/98        110,000     109,849
-------------------------------------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 3.7%
Emerson Electric Company
              5.450%     10/30/98        115,000     112,893
-------------------------------------------------------------------------------------------------------------------------------

ELECTRONICS -- 4.1% Motorola, Inc.
              5.540%     07/21/98        125,000     124,615
-------------------------------------------------------------------------------------------------------------------------------

FINANCE & BANKING -- 6.9% Chevron USA, Inc.
              5.490%     08/06/98        100,000      99,451
John Deere Finance Ltd.
              5.450%     11/19/98        113,000     110,588
-------------------------------------------------------------------------------------------------------------------------------
                                                     210,039
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 3.3%
Caterpillar Financial Services
              5.360%     07/27/98       $100,000     $99,613

-------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES -- 3.6%
Coca-Cola Company
              5.450%     08/03/98        110,000     109,450
-------------------------------------------------------------------------------------------------------------------------------

INSURANCE -- 3.7%
General Re Corporation
              5.520%     08/07/98        115,000     114,348
-------------------------------------------------------------------------------------------------------------------------------

LEISURE TIME -- 4.1%
The Walt Disney Company
              5.440%     08/25/98        125,000     123,961
--------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY -- 3.3%
IBM Credit Corporation
              5.440%     07/31/98        100,000      99,547
-------------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 3.6% BellSouth Telecommunications, Inc.
              5.470%     07/24/98        110,000     109,615
-------------------------------------------------------------------------------------------------------------------------------

TRANSPORTATION SERVICES -- 3.3% United Parcel Service of America, Inc.
              5.250%     07/30/98        100,000      99,577
-------------------------------------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER -- DOMESTIC
(amortized cost $2,318,323)                        2,318,323
-------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- FOREIGN -- 7.1%
-------------------------------------------------------------------------------------------------------------------------------
BANKING -- 3.6%
Toronto Dominion Holdings
              5.500%     08/10/98        110,000     109,328
-------------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 3.5% Canadian Imperial Holdings, Inc.
              5.540%     07/27/98        105,000     105,000
-------------------------------------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER -- FOREIGN
(amortized cost $214,328)                            214,328
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 15.6%
-------------------------------------------------------------------------------------------------------------------------------
State Street Bank and Trust  Company  4.75%,  due 07/01/98,  (collateralized  by
   $415,000 par value U.S. Treasury Bond, 7.25%, due 05/15/16, with a value of
   $487,560, cost $476,000)              476,000     476,000
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.9%
(amortized cost $3,008,651)                        3,008,651
OTHER ASSETS LESS LIABILITIES-- 1.1%                  34,297
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS-- 100.0%                              $ 3,042,948
===============================================================================================================================


See notes to financial statements
TRANSAMERICA VARIABLE INSURANCE FUND, INC.
Statements of Assets and Liabilities
June 30, 1998 (Unaudited)

                                                                                      Growth            Money Market
                                                                                      Portfolio            Portfolio
ASSETS
Investments, at cost                                                                $  34,853,081         $   3,008,651
                                                                                    =============         =============

Investments at value                                                                $  68,022,375         $   3,008,651
Cash                                                                                        1,342                   685
Receivables:
     Fund shares sold                                                                     195,231                50,064
     Dividends and interest                                                                33,638                 1,178
     Due from Administrator                                                                 8,793                 4,680
                                                                                    -------------         -------------
                                                                                       68,261,379             3,065,258
                                                                                    -------------         -------------

LIABILITIES
Payables:
     Securities purchased                                                               1,686,451                     -
     Advisory fee payable                                                                  38,092                   683
     Audit fee payable                                                                     12,172                 7,507
     Custody fee payable                                                                    9,702                 5,920
Other accrued expenses                                                                     24,751                 8,200
                                                                                    -------------         -------------
                                                                                        1,771,168                22,310
                                                                                    -------------         -------------
TOTAL NET ASSETS                                                                    $  66,490,211         $   3,042,948
                                                                                    =============         =============

NET ASSETS CONSIST OF:
Paid in capital                                                                     $  27,036,656         $   3,042,948
Undistributed net investment income (loss)                                                (77,892)                    -
Accumulated net realized gain on investments                                            6,362,153                     -
Net unrealized appreciation of investments                                             33,169,294                     -
                                                                                    -------------         -------------
TOTAL NET ASSETS                                                                    $  66,490,211         $   3,042,948
                                                                                    =============         =============

Shares outstanding                                                                       3,634,469
3,042,948
Net asset value per share                                                           $         18.29                   $
                                                                                    ======================            =
          1.00





TRANSAMERICA VARIABLE INSURANCE FUND, INC.
Statements of Operations
For the period ended June 30, 1998 (Unaudited)
                                                                                      Growth              Money Market
                                                                                      Portfolio             Portfolio*
INVESTMENT INCOME
Interest income                                                                     $      55,903         $      57,257
Dividend income                                                                           100,663                     -
                                                                                    -------------         -------------
                                                                                          156,566                57,257
                                                                                    -------------         -------------

EXPENSES
Investment Adviser fee                                                                    206,876                 3,680
Custodian fees                                                                             20,284                11,641
Administration fees                                                                        21,358                 1,232
Audit fees                                                                                 12,149                 7,507
Transfer Agent fees                                                                         8,420                 8,420
Printing expenses                                                                           1,001                 1,000
Other                                                                                         987                   233
                                                                                    -------------         -------------
Operating expenses before fee waiver                                                      271,075                33,713
Fees waived and expenses reimbursed                                                       (36,617)              (27,406)
                                                                                    --------------        --------------
                                                                                          234,458                 6,307
                                                                                    -------------         -------------
NET INVESTMENT INCOME (LOSS)                                                              (77,892)               50,950
                                                                                    --------------        -------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                                                        4,907,740                     -
Net change in unrealized appreciation of investments                                    6,593,725                     -
                                                                                    -------------         -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                        11,501,465                     -
                                                                                    -------------         -------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  $  11,423,573         $      50,950
                                                                                    =============         =============




* Commenced operations on January 2, 1998.




TRANSAMERICA VARIABLE INSURANCE FUND, INC.
GROWTH PORTFOLIO
Statements of Changes in Net Assets

                                                                                    Period ended
                                                                                      June 30,              Year ended
                                                                                        1998                December 31,
                                                                                     (Unaudited)                1997
INCREASE IN NET ASSETS
From operations:
   Net investment loss                                                              $     (77,892)        $     (161,554)
    Net realized gain on investments                                                    4,907,740             5,194,303
     Net change in unrealized appreciation of investments                               6,593,725             9,864,234
                                                                                    -------------         -------------
Net increase in net assets resulting from operations                                   11,423,573            14,896,983

Dividends and distributions to shareholders from:
     Net realized gains                                                                         -            (3,656,425)

Net fund share transactions (Note 3)                                                    8,688,231             2,899,412
                                                                                    -------------         -------------

Increase in net assets                                                                 20,111,804            14,139,970

NET ASSETS
Beginning of period                                                                    46,378,407            32,238,437
                                                                                    -------------         -------------
End of period (1)                                                                   $  66,490,211         $  46,378,407
                                                                                    =============         =============

(1) Includes accumulated net investment loss of                                     $       (77,892)      $     (195,061)
                                                                                    ================      ===============









See notes to financial statement
TRANSAMERICA VARIABLE INSURANCE FUND, INC.
MONEY MARKET PORTFOLIO
Statements of Changes in Net Assets

                                                                                    Period ended
                                                                                      June 30,
                                                                                        1998*
                                                                                     (Unaudited)
INCREASE IN NET ASSETS
From operations:
   Net investment Income                                                            $      50,950
    Net realized gain on investments                                                            -
     Net change in unrealized appreciation of investments                                       -
Net increase in net assets resulting from operations                                       50,950

Dividends and distributions to shareholders from:
     Net investment income                                                                (50,950)
Net fund share transactions (Note 3)                                                    3,041,948
                                                                                    -------------

Increase in net assets                                                                  3,041,948

NET ASSETS
Beginning of period                                                                         1,000
                                                                                    -------------
End of period                                                                       $   3,042,948
                                                                                    =============


* The Portfolio commenced operations January 2, 1998.


TRANSAMERICA VARIABLE INSURANCE FUND, INC.
GROWTH PORTFOLIO
Financial Highlights



Selected data for a share outstanding throughout each period are as follows*


                                           Period ended
                                          June 30, 1998
                                           (Unaudited)                   Year ended December 31,
                                                         --------------------------------------------------------------
                                          ---------------
                                               1998           1997            1996           1995            1994
                                               ----           ----            ----           ----            ----
Net Asset Value, beginning of period      $    14.750    $    10.930     $    8.582     $    5.615      $    5.239
                                          -----------------------------------------------------------------------------

Investment Operations
Net investment income (loss)                   (0.021)        (0.050)        (0.065)        (0.069)         (0.042)
Net realized and unrealized gain                3.565          5.130          2.413          3.036           0.418
                                                         --------------------------------------------------------------
                                          ---------------
Total from investment operations        ........3.544          5.080          2.348          2.967           0.376

Distributions to Shareholders from:
Net realized gains                              -            (1.260)           -               -              -
                                          -----------------------------------------------------------------------------
Total distributions                             -            (1.260)           -               -              -
                                          -----------------------------------------------------------------------------

Net Asset Value, end of period            $    18.294    $    14.750     $   10.930     $    8.582      $    5.615
                                                         ==============================================================
                                          ===============

Total Return (a)                              24.00%         46.50%          27.36%         52.84%          7.19%
                                          =============================================================================

Ratios and Supplemental Data:
Expenses to average net assets (1)(3)         0.85%           0.85%          1.27%           1.41%          1.43%
Net investment income (loss)
     to average net assets (2)(3)            (0.28%)         (0.39%)        (0.68%)         (0.94%)        (0.80%)
Portfolio turnover rate                        20.80%         20.54%          34.58%        18.11%      30.84%
Net Assets, end of period (in
   thousands)                                $66,490         $46,378        $32,238     $25,738         $17,267




*Prior to November 1, 1996, activity represents accumulated unit values of the Separate Account which have been converted to share values for presentation purposes.

(a)     Total return is not annualized for periods less than one year.

(1) If the Investment Adviser had not waived expenses, the ratio of operating expenses to average net assets would have been 0.98% for the period ended June 30, 1998 and 0.98% and 1.34% for the years ended December 31, 1997 and 1996, respectively.
(2) If the Investment Adviser had not waived expenses, the ratio of net investment loss to average net assets would have been (0.42%) for the period ended June 30, 1998 and (0.52%) and (0.75%) for the years ended December 31, 1997 and 1996, respectively.
(3) Annualized.

TRANSAMERICA VARIABLE INSURANCE FUND, INC.
MONEY MARKET PORTFOLIO
Financial Highlights



Selected data for a share outstanding throughout each period are as follows*

                                          Period ended
                                           June 30, 1998*
                                            (Unaudited)
                                          -----------------
Net Asset Value, beginning of period      $    1.000
                                          -----------------

Investment Operations
Net investment income                          0.024
                                          -----------------
Total from investment operations        .......0.024
                                          -----------------

Distributions to Shareholders from:
Net investment income                         (0.024)
                                          -----------------
Total distributions                           (0.024)
                                          -----------------

Net Asset Value, end of period            $    1.000
                                          =================

Total Return (a)                               2.41%
                                          =================

Ratios and Supplemental Data:
Expenses to average net assets (1)(3)          0.60%
Net investment income (loss)
     to average net assets (2)(3)              4.84%
Net Assets, end of period (in
   thousands)                                  $3,043







*  The Portfolio commenced operations January 2, 1998.

(a)     Total return is not annualized for periods less than one year

(1) If the Investment Adviser had not waived expenses, the ratio of operating expenses to average net assets would have been 3.20% for the period ended June 30, 1998.
(2) If the Investment Adviser had not waived expenses, the ratio of net investment income to average net assets would have been 2.23% for the period ended June 30, 1998.
(3) Annualized.

TRANSAMERICA VARIABLE INSURANCE FUND, INC.
Notes to Financial Statements
June 30, 1998 (Unaudited)

1.   Organization and Summary of Significant Accounting Policies
Transamerica Variable Insurance Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Fund currently consists of two investment portfolios, the Growth Portfolio and the Money Market Portfolio (the "Portfolios"). The Growth Portfolio's investment objective is long-term capital growth and the Money Market Portfolio's investment objective is to maximize current income. The Money Market Portfolio commenced operations on January 2, 1998.

The Fund was established as a Maryland Corporation on June 23, 1995, as the successor to Transamerica Occidental's Separate Account Fund C (the "Separate Account") which was organized as an open-end diversified management investment company. On November 1, 1996, all investments held by the Separate Account with a fair value of $29,567,077 and a cost basis of $15,661,836 were transferred to the Growth Portfolio of the Fund. In exchange for these investments, the Separate Account received all of the outstanding shares (2,956,116) of the Fund. This transaction was accounted for in a manner similar to a pooling of interests. Thereafter, the Separate Account's only investment is an investment in the Fund.

As the Fund is treated as the successor to the Separate Account, all activity prior to November 1, 1996 incorporates activity of the Separate Account. Effective October 31, 1996, the net asset value of the Fund was re-priced at $10 per unit. All previous accumulation unit values of the Separate Account have been restated for presentation purposes to account for this change.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(A) Valuation of Securities - Equity securities traded on a national exchange, NASDAQ and over-the-counter securities are valued at the last sale price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures established by the Fund's Board of Directors. Debt securities with a maturity of 60 days or less, and all investments in the Money Market Portfolio are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements - The Portfolios may enter into repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when the Portfolios purchase an interest-bearing debt obligation and the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. If the seller is unable to make a timely repurchase, the Portfolio's expected proceeds could be delayed, or the Portfolio could suffer a loss in principal or current interest, or incur costs in liquidating the collateral.

(C) Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded daily on an accrual basis. Realized gains and losses on investments are determined using the identified cost method for both financial statement and Federal income tax purposes. The aggregate cost of securities purchased (excluding short-term investments) and proceeds from sales for the Growth Portfolio were $19,429,894 and $12,335,853 respectively, for the six months ended June 30, 1998.

     (D) Dividends and Distributions - The Growth Portfolio distributes substantially all of its net investment income and capital gains, if any, in the form of dividends to its shareholders. The Growth Portfolio declares its dividends and capital gain distributions at least annually. The Money Market Portfolio declares dividends and capital gains distributions on a monthly basis. Although the Fund pays dividends monthly dividends are determined daily.

(E) Federal Income Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

TRANSAMERICA VARIABLE INSURANCE FUND, INC.
Notes to Financial Statements
June 30, 1998 (Unaudited)

 (F) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

2.    Investment Advisory Fees and Other Transactions With Affiliates
The Fund has entered into an Investment Advisory Agreement with Transamerica Occidental Life Insurance Company ("the "Adviser"), a wholly owned subsidiary of Transamerica Insurance Corporation of California, which in turn is a wholly owned subsidiary of Transamerica Corporation. For its services to the Growth Portfolio and the Money Market Portfolio, the Adviser receives an annual advisory fee of 0.75% and 0.35%, respectively, of the average daily net assets of the Portfolio. The Adviser, at its discretion, has agreed to waive its fee and assume any other operating expenses (other than certain extraordinary or non-recurring expenses) of the Growth and Money Market Portfolios which exceed 0.85% and 0.60%, respectively, of the average daily net assets of the Portfolios.

The Adviser has contracted with Transamerica Investment Services, Inc., a wholly-owned subsidiary of Transamerica Corporation to provide investment advice to the Portfolios. Transamerica Investment Services receives its fee directly from the Adviser, and receives no compensation from the Portfolios.

Certain directors and officers of the Fund are also directors and officers of the Adviser, the Separate Account, Transamerica Investment Services, and other affiliated Transamerica entities, however they receive no compensation from the Fund.

3.   Capital Stock Transactions
The Fund has one billion shares of $0.001 par value stock authorized. As of June 30, 1998, the Growth Portfolio was authorized to issue two hundred million shares.

                              Period ended June 30,
                                                           1998                      Year ended December 31,
                                                        (Unaudited)                            1997
    Growth Portfolio                             Shares            Amount           Shares            Amount
    ---------------------------------------- ---------------- ----------------- ---------------- ------------------
    Capital stock sold                               655,584    $ 11,556,897                          $         -
                                                                                -
    Capital stock issued upon
         reinvestment of dividends and
         distributions                                                                                   3,656,425
                                             -                -                 247,983
    Capital stock redeemed                         (165,328)
                                                              (2,868,666)       (53,456)         (757,013)
    ---------------------------------------- ---------------- ----------------- ---------------- ------------------
    Net increase (decrease)                          490,256     $  8,688,231                          $ 2,899,412
                                                                                194,437
    ---------------------------------------- ---------------- ----------------- ---------------- ------------------

As of June 30, 1998, the Money Market Portfolio was authorized to issue two hundred million shares.

                              Period ended June 30,
                                                           1998*
                                   (Unaudited)
    Money Market Portfolio                       Shares            Amount
    ---------------------------------------- ---------------- -----------------
    Capital stock sold                           3,068,725      $ 3,068,725
    Capital stock issued upon
         reinvestment of dividends and
         distributions                                50,948            50,948
    Capital stock redeemed
                                             (77,725)         (77,725)
    ---------------------------------------- ---------------- -----------------
    Net increase (decrease)                       3,041,948     $  3,041,948
    ---------------------------------------- ---------------- -----------------

* Portfolio commenced operations January 2, 1998.

Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Board of Directors
Of the Growth Portfolio if Transamerica Variable Insurance Fund, Inc.

We have audited the accompanying statement of assets and liabilities including the schedule of investments, of the Growth Portfolio of Transamerica Variable Insurance Fund, Inc. (previously Transamerica Occidental's Separate Account Fund
C), as of December 31, 1997, the related statement of operations for the year ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. T hese financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by cor respondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Growth Portfolio of Transamerica Variable Insurance Fund, Inc., at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted a ccounting principles.




/s/ Ernst & Young LLP

Los Angeles, California
January 30, 1998

PART C

Other Information

Item 24. Financial Statements and Exhibits

         (a)               Financial Statements

                                    All  required   financial   statements   are
                           included in Parts A or B of this Registration Statement.

         (b)               Exhibits

 (1)      Articles of Incorporation of Transamerica Variable Insurance Fund,
Inc. 1/

 (2)              Bylaws of Transamerica Variable Insurance Fund, Inc. 1/
                                                                       -

 (3)              Not Applicable.

 (4)              Not Applicable.

 (5) (a)Form of Investment Advisory Agreement between Transamerica Variable Insurance Fund, Inc. and Transamerica Occidental Life Insurance Company. 2/

          (b) Form of Investment Sub-Advisory Agreement between Transamerica Occidental Life Insurance Company and Transamerica Investment Services, Inc. 3/

 (6)               Form of Participation Agreement between Transamerica Variable
               Insurance Fund, Inc. and Transamerica Life Insurance and Annuity
                Company. 4/ 5/ 8/
          (a)      Form of Participation Agreement between Transamerica Variable
           Insurance Fund and Transamerica Occidental Life Insurance Company4/5
          (b)      Form of Participation Agreement between Transamerica Variable
           Insurance Fund and Transamerica Life Insurance and Annuity Company8

 (7)              Not Applicable.

(8)Form of Custodial Contract between Transamerica Variable Insurance Fund, Inc. and State Street Bank and Trust Company. 5/

(9) Form of Adminstrative Services Agreement between Transamerica Variable Insurance Fund, Inc. and State Street Bank and Trust Company6/

                  (10)              Opinion and Consent of Counsel. 4/

                  (11)   (a)     Consent of Sutherland, Asbill & Brennan, L.L.P.


                         (b)     Consent of Ernst & Young LLP. 10


                  (12)   No financial statements are omitted from Item 23.

                  (13)   Form of Agreement and Plan of Reorganization. 1/


                  (14)              Not Applicable.

                  (15)              Not Applicable.

                  (16)              Performance Data Calculations. 6/

                  (17)              Not Applicable.

                  (18)              Not Applicable.


                  (19)              Powers of Attorney. 1/ 9/10
                                    Susan R. Hughes
                                    Gary U. Rolle'
                                    Virginia M. Wilson

                  (27)              Financial Data Schedule 6/ 7/ 9/10



1/ Incorporated by reference to the like-numbered exhibit of the initial filing of this Registration
         Statement on Form N-1A, File No. 33-99016 (Nov. 3, 1995).
2/ Incorporated by reference to Exhibit D to Part A of the Registration Statement on Form N-14 of Transamerica Occidental's Separate Account Fund C, File No. 333-11599 (Sept. 9, 1996).
3/ Incorporated by reference to Exhibit E to Part A of the Registration Statement on Form N-14 of Transamerica Occidental's Separate Account Fund C, File No. 333-11599 (Sept. 9, 1996).
4/ Incorporated by reference to the like-numbered exhibit to Pre-Effective Amendment No. 1 to this Registration Statement on Form N-1A, File No. 33-99016 (Sept. 12, 1996).
5/ Incorporated by reference to the like-numbered exhibit to Post-Effective Amendment No. 1 to this Registration Statement on Form N-1A, File No. 33-99016 (November 4, 1996).
6/ Incorporated by reference to the like-numbered exhibit to Post-Effective Amendment No. 2 to this Registration Statement on Form N-1A, File No. 33-99016 (May 1, 1997).
7/ . Incorporated by reference to the like numbered exhibit to Post-Effective Amendment No. 3 to this Registration Statement on Form N-1A, File No. 33-99016 (June 11, 1997).
8/ Incorporated by reference to the like-numbered exhibit to Post-Effective Amendment No. 5 to this Registration Statement on Form N-1A, File No. 33-99016 (October 31, 1997).
9/ Incorporated by reference to the like-numbered exhibit to Post Effective Amendment No. 6 to this Registration Statement on Form N-1A, File no. 33-99016 (April 29, 1998)

10/      Filed herewith.


Item 25. Person Controlled by or Under Common Control With the Registrant.


         Shares of the Registrant, Transamerica Variable Insurance Fund, Inc., are owned by Transamerica Occidental Life Insurance Company ("Transamerica Occidental"), and Transamerica Life Insurance and Annuity Company ("Transamerica Life and Annuity") on behalf of their separate accounts which fund variable insurance contracts. Transamerica Life and Annuity is a wholly-owned subsidiary of Transamerica Occidental, which is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which, in turn is a wholly-owned subsidiary of Transamerica Corporation.


         The following chart indicates the persons controlled by or under common control with Transamerica Corporation:


                  TRANSAMERICA CORPORATION AND SUBSIDIARIES
                  WITH STATE OR COUNTRY OF INCORPORATION

Transamerica Corporation - DE
      ARC Reinsurance Corporation - HI
         Transamerica Management, Inc. - DE
            Criterion Investment Management Company - TX
      Inter-America Corporation - CA
      Mortgage Corporation of America - CA
      Pyramid Insurance Company, Ltd. - HI
         Pacific Cable Ltd. - Bmda.
            TC Cable, Inc. - DE
      RTI Holdings, Inc. - DE
      Transamerica Airlines, Inc. - DE
      Transamerica Business Technologies Corporation - DE
      Transamerica CBO I, Inc. - DE
      Transamerica Corporation (Oregon) - OR
      Transamerica Delaware, L.P. - DE
      Transamerica Finance Corporation - DE
         TA Leasing Holding Co., Inc. - DE
            Trans Ocean Ltd. - DE
               Trans Ocean Container Corp. - DE
                  SpaceWise Inc. - DE
                  TOD Liquidating Corp. - CA
                  TOL S.R.L. - Itl.
                  Trans Ocean Container Finance Corp. - DE
                  Trans Ocean Leasing Deutschland GmbH - Ger.
                  Trans Ocean Leasing PTY Limited - Aust.
                  Trans Ocean Management Corporation - CA
                  Trans Ocean Management S.A. - SWTZ
                  Trans Ocean Regional Corporate Holdings - CA
                  Trans Ocean Tank Services Corporation - DE
            Transamerica Leasing Inc. - DE
               Better Asset Management Company LLC - DE
               Transamerica Leasing Holdings Inc. - DE
                  Greybox Logistics Services Inc. - DE
                  Greybox L.L.C. - DE
                     Transamerica Trailer Leasing S.N.C. - Fra.
                  Greybox Services Limited - U.K.
                  Intermodal Equipment, Inc. - DE
                     Transamerica Leasing N.V. - Belg.
                     Transamerica Leasing SRL - Itl.
                  Transamerica Distribution Services Inc. - DE
                  Transamerica Leasing Coordination Center - Belg.
                  Transamerica Leasing do Brasil Ltda. - Braz.
                  Transamerica Leasing GmbH - Ger.
                  Transamerica Leasing Limited - U.K.
                     ICS Terminals (UK) Limited - U.K.
                  Transamerica Leasing Pty. Ltd. - Aust.
                  Transamerica Leasing (Canada) Inc. - Can.
                  Transamerica Leasing (HK) Ltd. - H.K.
                  Transamerica Leasing (Proprietary) Limited - S.Afr. Transamerica Tank Container Leasing Pty. Limited - Aust. Transamerica Trailer Holdings I Inc. - DE
                  Transamerica Trailer Holdings II Inc. - DE
                  Transamerica Trailer Holdings III Inc. - DE
                  Transamerica Trailer Leasing AB - Swed.
                  Transamerica Trailer Leasing AG - SWTZ
                  Transamerica Trailer Leasing A/S - Denmk.
                  Transamerica Trailer Leasing GmbH - Ger.
                  Transamerica Trailer Leasing (Belgium) N.V. - Belg. Transamerica Trailer Leasing (Netherlands) B.V. - Neth. Transamerica Trailer Spain S.A. - Spn.
                  Transamerica Transport Inc. - NJ
         Transamerica Commercial Finance Corporation, I - DE
            BWAC Credit Corporation - DE
            BWAC International Corporation - DE
            BWAC Twelve, Inc. - DE
               TIFCO Lending Corporation - IL
               Transamerica Insurance Finance Corporation - MD
                  Transamerica Insurance Finance Company (Europe) - MD Transamerica Insurance Finance Corporation, California - CA Transamerica Insurance Finance Corporation, Canada - ON
            Transamerica Business Credit Corporation - DE
               Direct Capital Equity Investment, Inc. - DE
               TA Air East, Corp. -
               TA Air III, Corp. - DE
               TA Air II, Corp. - DE
               TA Air IV, Corp. - DE
               TA Air I, Corp. - DE
               TBC III, Inc. - DE
               TBC II, Inc. - DE
               TBC IV, Inc. -
               TBC I, Inc. - DE
               TBC Tax III, Inc. -
               TBC Tax II, Inc. -
               TBC Tax IV, Inc. -
               TBC Tax IX, Inc. -
               TBC Tax I, Inc. -
               TBC Tax VIII, Inc. -
               TBC Tax VII, Inc. -
               TBC Tax VI, Inc. -
               TBC Tax V, Inc. -
               TBC Tax XII, Inc. -
               TBC Tax XI, Inc. -
               TBC V, Inc. -
               The Plain Company - DE
            Transamerica Distribution Finance Corporation - DE
               Transamerica Accounts Holding Corporation - DE
               Transamerica Commercial Finance Corporation - DE
                  Inventory Funding Trust - DE
                     Inventory Funding Company, LLC - DE
                  TCF Asset Management Corporation - CO
                  Transamerica Joint Ventures, Inc. - DE
               Transamerica Inventory Finance Corporation - DE
                  BWAC Seventeen, Inc. - DE
                     Transamerica   Commercial  Finance  Canada,  Limited  -  ON
                     Transamerica Commercial Finance Corporation, Canada - Can.
                  BWAC Twenty-One, Inc. - DE
                     Transamerica Commercial Finance Limited - U.K.
                        WFC Polska Sp. Zo.o -
                     Transamerica Commercial Holdings Limited - U.K. Transamerica Commercial Holdings, Inc. -
                        Transamerica Trailer Leasing Limited - NY
                  Transamerica Commercial Finance France S.A. - Fra. Transamerica GmbH Inc. - DE
               Transamerica Retail Financial Services Corporation - DE
                  Transamerica Consumer Finance Holding Company - DE
                     Metropolitan Mortgage Company - FL
                        Easy Yes Mortgage, Inc. - FL
                        Easy Yes Mortgage, Inc. - GA
                        First Florida Appraisal Services, Inc. - FL
                           First Georgia Appraisal Services, Inc. - GA
                        Freedom Tax Services, Inc. - FL
                        J.J. & W. Advertising, Inc. - FL
                        J.J. & W. Realty Corporation - FL
                        Liberty Mortgage Company of Ft. Myers, Inc. - FL Metropolis Mortgage Company - FL
                        Perfect Mortgage Company - FL
                  Whirlpool Financial National Bank - DE
               Transamerica Vendor Financial Services - DE
            Transamerica Distribution Finance Corporation de Mexico -
               Transamerica Corporate Services de Mexico -
            Transamerica Federal Savings Bank -
            Transamerica HomeFirst, Inc. - CA
         Transamerica Home Loan - CA
         Transamerica Lending Company - DE
      Transamerica Financial Products, Inc. - CA
      Transamerica Foundation - CA
      Transamerica Insurance Corporation of California - CA
         Arbor Life Insurance Company - AZ
         Plaza Insurance Sales, Inc. - CA
         Transamerica Advisors, Inc. - CA
         Transamerica Annuity Service Corporation - NM
         Transamerica Financial Resources, Inc. - DE
            Financial Resources Insurance Agency of Texas - TX
            TBK Insurance Agency of Ohio, Inc. - OH
            Transamerica Financial Resources Insurance Agency of Alabama Inc.
 - AL
            Transamerica Financial Resources Insurance Agency of Massachusetts Inc. - MA
         Transamerica International Insurance Services, Inc. - DE
            Home Loans and Finance Ltd. - U.K.
         Transamerica Occidental Life Insurance Company - CA
            NEF Investment Company - CA
            Transamerica China Investments Holdings Limited - H.K.
            Transamerica Life Insurance and Annuity Company - NC
               Transamerica Assurance Company - CO
            Transamerica Life Insurance Company of Canada - Can.
            Transamerica Life Insurance Company of New York - NY
            Transamerica South Park Resources, Inc. - DE
            Transamerica Variable Insurance Fund, Inc. - MD
            USA Administration Services, Inc. - KS
         Transamerica Products, Inc. - CA
            Transamerica Leasing Ventures, Inc. - CA
            Transamerica Products II, Inc. - CA
            Transamerica Products IV, Inc. - CA
            Transamerica Products I, Inc. - CA
         Transamerica Securities Sales Corporation - MD
         Transamerica Service Company - DE
      Transamerica Intellitech, Inc. - DE
      Transamerica International Holdings, Inc. - DE
      Transamerica Investment Services, Inc. - DE
         Transamerica Income Shares, Inc. (managed by TA Investment Services)
 - MD
      Transamerica LP Holdings Corp. - DE
      Transamerica Real Estate Tax Service (A Division of Transamerica Corporation) - N/A
         Transamerica Flood Hazard Certification (A Division of TA Real Estate Tax Service) - N/A
      Transamerica Realty Services, Inc. - DE
         Bankers Mortgage Company of California - CA
         Pyramid Investment Corporation - DE
         The Gilwell Company - CA
         Transamerica Affordable Housing, Inc. - CA
         Transamerica Minerals Company - CA
         Transamerica Oakmont Corporation - CA
         Ventana Inn, Inc. - CA
      Transamerica Senior Properties, Inc. - DE
         Transamerica Senior Living, Inc. - DE


                         *Designates INACTIVE COMPANIES
                     A Division of Transamerica Corporation
         ss.Limited Partner; Transamerica Corporation is General Partner




Item 26. Numbers of Holders of Securities (as of November 1, 1998):


         Title of Class             Number of Record Holders

         Growth                     Three
         Money Market               Two


Item 27.  Indemnification

The Bylaws of Transamerica Variable Insurance Fund, Inc. provide in Article VIII as follows:

                                  ARTICLE VIII
                                 Indemnification

                  Section 1. Every person who is or was a director, officer or employee of the Corporation or of any other corporation which he served at the request of the Corporation and in which the Corporation owns or owned shares of capital stock or of which it is or was a creditor shall have a right to be indemnified by the Corporation to the full extent permitted by applicable law, against all liability, judgments, fines, penalties, settlements and reasonable expenses incurred by him in connection with or resulting from any threatened or actual claim, action, suit or proceeding, whether criminal, civil, or administrative, in which he may become involved as a party or otherwise by reason of his being or having been a director, officer or employee, except as provided in Article VIII, Sections 2 and 3 of these By-laws.

                  Section 2. Disabling Conduct. No such director, officer or employee shall be indemnified for any liabilities or expenses arising by reason of "disabling conduct," whether or not there is an adjudication of liability. "Disabling conduct" means willful misfeasance, active and deliberate dishonesty, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office.

                  Whether any such liability arose out of disabling conduct shall be determined: (a) by a final decision on the merits (including, but not limited to, a dismissal for insufficient evidence of any disabling conduct) by a court or other body, before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable by reason of disabling conduct; or (b) in the absence of such a decision, by a reasonable determination, based upon a review of the facts, that such person was not liable by reason of disabling conduct,
         (i) by the vote of a majority of a quorum of directors who are neither interested persons of the Corporation nor parties to the action, suit, or proceeding in question ("disinterested, non-party directors"), or
         (ii) by independent legal counsel in a written opinion if a quorum of disinterested, non-party directors so directs or if such quorum is not obtainable, or (iii) by majority vote of the shareholders, or (iv) by any other reasonable and fair means not inconsistent with any of the above.

                  The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that any liability or expense arose by reason of disabling conduct.

                  Section 3. Directors' Standards of Conduct. No person who is or was a director shall be indemnified under this Article VIII for any liabilities or expenses incurred by reason of service in that capacity if an act or omission of a director was material to the matter giving rise to the threatened or actual claim, action, suit or proceeding; and such act (a) was committed in bad faith; or (2) was the result of active and deliberate dishonesty.

                  Section 4. Expenses Prior to Determination. Any liabilities or expenses of the type described in Article VIII, Section 1 may be paid by the Corporation in advance of the final disposition of the claim, action, suit or proceeding, as authorized by the directors in the specific case, (a) upon receipt of a written affirmation by the indemnitee of his good faith belief that his conduct met the standard of conduct necessary for indemnification as authorized by this Article VIII, Section 2; (b) upon receipt of a written undertaking by or on behalf of the indemnitee to repay the advance, unless it shall be ultimately determined that such person is entitled to indemnification; and (c) provided that (i) the indemnitee shall provide security for that undertaking, or (ii) the Corporation shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of disinterested, non-party directors, or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe the indemnitee ultimately will be found entitled to indemnification.

                  A  determination  pursuant  to  subparagraph  (c)(iii) of this
         Article VIII, Section 4 shall not prevent the recovery from any indemnitee of any amount advanced to such person as indemnification if such person is subsequently determined not to be entitled to indemnification; nor shall a determination pursuant to said subparagraph prevent the payment of indemnification if such person is subsequently found to be entitled to indemnification.

                  Section 5. Provisions Not Exclusive. The indemnification provided by this Article VIII shall not be deemed exclusive of any rights to which those seeking indemnification may be entitled under any law, agreement, vote of shareholders, or otherwise.

     Section 6. General. No indemnification provided by this Article shall be inconsistent with the Investment Company Act of 1940 or the Securities Act of 1933.

                  Any indemnification provided by this Article shall continue as to a person who has ceased to be a director, officer, or employee, and shall inure to the benefit of the heirs, executors and administrators of such person. In addition, no amendment, modification or repeal of this Article shall adversely affect any right or protection of an indemnitee that exists at the time of such amendment, modification or repeal.

                                                       * * *

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         The directors and officers of Transamerica Variable Insurance Fund, Inc. are covered under a Directors and Officers liability program which includes direct coverage to directors and officers and corporate reimbursement to reimburse the Fund for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $5,000,000 for the period 2/1/98 to 2/1/99. The primary policy under the program is with ICI Mutual Insurance Company.


Item 28.  Business and Other Connections of the Investment Adviser:


Transamerica Occidental Life Insurance Company ("Transamerica") and Transamerica Investment Services, Inc. (the "Sub-Adviser") are registered investment advisers. Transamerica is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which in turn is a wholly-owned subsidiary of Transamerica Corporation. The Sub-Adviser is a direct wholly-owned subsidiary of Transamerica Corporation.

Information  as to the officers and directors of the  Sub-Adviser is included in
its  Form  ADV  filed  in  1998with  the  Securities  and  Exchange   Commission
(registration number 801-7740) and is incorporated herein by reference.

The names of the Directors and Executive Officers of Transamerica, their positions and offices with the Company, and their other affiliations are as follows. The address of Directors and Executive Officers is 1150 South Olive Street, Los Angeles, California 90015-2211, unless indicated by asterisk.

                                                                                    Other business and business
                                                                                 address, profession, vocation or
                                                                                employment of a substantial nature
                                                                                          engaged in for
                                                        Position and              his own account during last two
Name and Principal            Position and Offices      Offices with           fiscal years or as director, officer,
 Business Address               with Transamerica       Old Account C              employee, partner or trustee


Virginia M. Wilson             Senior Vice                None                        None
                               President & Controller



Thomas J. Cusack               Director, Chariman,
                               President and              None                        Executive Vice President of
                               Chief Executive Officer                                Transamerica Corporation

James W. Dederer               Director, Executive        None                        None
                               Vice President, General
                               Counsel and Corporate
                               Secretary


George A. Foegele***           Director and               None                        President and Chief
                               Senior Vice President                                  Executive Officer of
                                                                                      Transamerica Life Insurance
                                                                                      Company of Canada

David E. Gooding               Director, Executive        None                        None
                               Vice President and
                               Chief Information Officer

Edgar H. Grubb*                Director                   None                        Executive Vice President,
                                                                                      and Chief Financial Officer
                                                                                      of Transamerica Corporation

Frank C. Herringer*            Director                   None                        Director, President and
                                                                                      Chief Executive Officer of
                                                                                      Transamerica Corporation

Richard N. Latzer*             Director                   Director                    Senior Vice  President  and
                                                                                      Chief Invesment Officer of
                                                                                      Transamerica Corporation;
                                                                                      Director, President and
                                                                                      Chief Executive Officer of
                                                                                      Transamerica Investment
                                                                                      Services, Inc.

Karen O. MacDonald             Director, Senior Vice      None                        None
                               President and Corporate
                               Actuary

Gary U. Rolle                  Director and Chief         Chairman,                   Executive Vice President
                               Investment Officer         Board of                    and Chief Investment
                                                          Managers                    Officer of Transamerica
                                                                                      Investment Services, Inc.

Paul E. Rutledge III**         Director and               None                        None
                               President - Reinsurance Division

T. Desmond Sugrue              Director and Executive     None                        None
                               Vice President

Nooruddin S. Veerjee           Director and President,    None                        President of Transamerica
                               Insurance Products Division                              Life Insurance and
                                                                                      Annuity Company

Robert A. Watson*              Director                   None                        Executive Vice President of
                                                                                      Transamerica Corporation
--------------------

 *        600 Montgomery Street, San Francisco, California 94111
**        401 North Tryon Street, Suite 700, Charlotte, North Carolina  28202
***       300 Consilium Place, Scarborough, Ontario, Canada M1H3G2

List of Officers for Transamerica Occidental Life Insurance Company
Thomas J. Cusack           President and Chief Executive Officer
Nooruddin S. Veerjee                President - Insurance Products Division
George A. Foegele          Senior Vice President
Paul E. Rutledge III                President - Reinsurance Division
James W. Dederer, CLU               Executive Vice President, General Counsel and Corporate Secretary
David E. Gooding           Executive Vice President
Meheriar Hasan                      Vice President
Daniel E. Jund, FLMI                Senior Vice President
Karen MacDonald            Senior Vice President and Corporate Actuary
Larry H. Roy                        Senior Vice President
William N. Scott, CLU, FLMI         Senior Vice President
T. Desmond Sugrue          Executive Vice President
Ron F. Wagley                       Senior Vice President and Chief Agency Officer
Darrel K.S. Yuen                    President-Asian Operations
Richard N. Latzer          Chief Investment Officer
Gary U. Rolle', CFA                 Chief Investment Officer
Stephen J. Ahearn          Investment Officer


Jim Bowman                          Vice President
John M. Casparian          Investment Officer
Catherine Collinson                 Vice President
Heather E. Creeden                  Investment Officer
Colin Funai                         Investment Officer
William L. Griffin                  Investment Officer
Matthew W. Kuhns           Investment Officer
Michael F. Luongo          Investment Officer
Matthew Palmer                      Investment Officer
Thomas C. Pokorski                  Investment Officer
Susan A. Silbert                    Investment Officer
Philip W. Treick                    Investment Officer
Jeffrey S. Van Harte                Investment Officer
Paul Wintermute                     Investment Officer
William D. Adams           Vice President
Sandra Bailey-Whichard              Vice President
Nicki Bair                          Senior Vice President
Michael Barnhart                    Regional Vice President
Dennis Barry                        Vice President
Laurie Bayless                      Vice President
Frank Beardsley                     Vice President
Nancy Blozis                        Vice President and Controller
Benjamin Bock FSA          Vice President
Thomas Briggle                      Vice President
Thomas Brimacombe          Vice President
Sandy Brown                         Vice President
John Byrnes                         Vice President
Kent Callahan                       Vice President
Roy Chong-Kit                       Senior Vice President and Actuary
Ken Cochrane                        Vice President
Alan T. Cunningham                  Vice President and Deputy General Counsel
Glenn Cunningham           Vice President
Robert DeMarco                      Vice President
Peter DeWolf                        Vice President
Mitch Dimler                        Vice President
Randy Dobo                          Vice President and Actuary
Thomas P. Dolan, FLMI               Vice President
John V. Dohmen                      Vice President
Harry Dunn, FSA                     Vice President and Chief Reinsurance Actuary
Gail DuBois                         Vice President and Associate Actuary
Ken Ellis                           Vice President
George Garcia                       Vice President and Chief Medicare Officer
David M. Goldstein                  Vice President and Deptuty General Counsel
Paul Hankwitz, MD          Vice President and Chief Medical Director
Randall C. Hoiby                    Vice President and Associate General Counsel
John W. Holowasko          Vice President
William M. Hurst                    Vice President and Associate General Counsel
James M. Jackson           Vice President and Deputy General Counsel
Allan H. Johnson, FSA               Vice President and Actuary
Michael Kappos                      Vice President
Patrick Kelleher                    Vice President and Reinsurance Financial Officer
Ken Kilbane                         Vice President
Frank J. LaRusso                    Vice President and Chief Underwriting Officer
Richard K. M. Lau, ASA              Vice President
Philip E. McHale, FLMI              Vice President
Mark Madden                         Vice President
Maureen McCarthy           Vice President
Vic Modugno                         Vice President and Associate Actuary
Jess Nadelman                       Vice President
Wayne Nakano, CPA          Vice President
Paul Norris                         Vice President and Actuary
Susan O'Brien                       vice President
Michael Palace, ASA                 Vice President and Actuary
Jerry Paul                          Vice President
Stephen W. Pinkham                  Vice President
Kristy M. Pipes                     Senior Vice President
Jon J. Romer                        Vice President
Michael Sanders                     Vice President
Gary L. Seagraves          Vice President
Joel D. Seigle                      Vice President
Christina Stiver                    Vice President
James O. Strand                     Vice President
Alice Su                            Vice President
Lee Tang                   Vice President
Bill Tate                                   Vice President
Claude W. Thau, FSA                 Senior Vice President
Barry Tobin                         Vice President
Kim A. Tursky                       Vice President and Assistant Secretary
John Vieren                         Vice President
Timothy Weis                        Vice President
William R. Wellnitz, FSA            Senior Vice President and Actuary
Virginia M. Wilson                  Senior Vice President and Controller
Ronald R. Wolfe                     Regional Vice President
Sally Yamada                        Vice President and Treasurer
Olisa Abaelu                        Second Vice President
Daniel J. Bohmfalk                  Second Vice President and Associate Actuary
Ken Bromberg                        Second Vice President
Art Bueno                           Second Vice President
Barry Buner                         Second Vice President
Beverly Cherry                      Second Vice President
Wonjoon Cho                         Second Vice President
Art Cohen                           Second Vice President
Dave Costanza                       Second Vice President
Reid A. Evers                       Vice President and Associate General Counsel
David Fairhall                      Second Vice President and Associate Actuary
Selma Fox                           Second Vice President
Toni A. Forge                       Second Vice President
Jerry Gable, FSA                    Second Vice President
Linda Goodwin M.D.                  Second Vice President and Reinsurance Medical Director
Roger Hagopian                      Second Vice President
Sharon Haley                        Second Vice President
Brian Hoyt                          Second Vice President
Zahid Hussain                       Vice President and Associate Actuary
Ahmad Kamil, FIA, MAAA     Vice President and Associate Actuary
Andrew G. Kanelos          Second Vice President
Ronald G. Keller                    Second Vice President
Joan Klubnik                        Second Vice President
Roger Korte                         Second Vice President
Lynette Lawson                      Second Vice President
Dean LeCesne                        Second Vice President
Liwen Lien                          Second Vice President
Marilyn McCullough                  Vice President
Richard MacKenzie          Second Vice President
Danny Mahoney                       Second Vice President
Carl Macero                         Vice President and Chief Reinsurance Underwriter
Clay Moye                           Second Vice President
Daniel A. Norwick          Second Vice President
John Oliver                         Second Vice President
Stephanie Quincey          Second Vice President
Paul Reisz                          Second Vice President
Ray Robinson                        Second Vice President
Laura Scully                        Second Vice President
Frederick Seto                      Second Vice President
Jack Shalley, MD                    Second Vice President and Medical Director
Steven R. Shepard          Second Vice President and Assistant General Counsel
Frank Snyder                        Second Vice President
Mary Spence                         Second Vice President
Jean Stefaniak                      Second Vice President
David Stone                         Second Vice President
Suzette Stover-Hoyt                 Second Vice President
John Tillotson                      Second Vice President
K. Y. To                            Second Vice President
Boning Tong                         Second Vice President and Associate Actuary
Janet Unruh                         Second Vice President and Assistant General Counsel
Colleen Vandermark                  Vice President
Susan Vivino                        Assistant Secretary
James B. Watson                     Second Vice President and Assistant General Counsel
Marsha Wallace                      Second Vice President
Sheila Wickens, MD                  Second Vice President and Medical Director
Michael B. Wolfe                    Vice President
James Wolfenden                     Statement Officer
Kamran Haghighi                                Tax Officer


Item 29.  Principal Underwriter

Not   applicable.   There   is   no   principal   underwriter,   the   Fund   is
self-distributing.

Item 30. Location and Accounts and Records

        All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the offices of:

        Registrant, located at 1150 South Olive, Los Angeles, California 90015-2211; or at State Street Bank and Trust Company, Registrant's custodian, located at 225 Franklin Street, Boston, Massachusetts 02110.


Item 31. Management Services

        All management contracts are discussed in Parts A or B.


Items 32. Undertakings

  (a)   Not Applicable.

  (b) Registrant undertakes that it will file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this registration statement.

  (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its most recent annual report to shareholders, upon request and without charge.

  (d) Registrant hereby undertakes to call for a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the directors if requested to do so by the shareholders of at least 10% of the Fund's outstanding shares, and to assist in communication with other shareholders as required by Section 16(c).

(e) Transamerica hereby represents that the fees and the charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Variable Insurance Fund, Inc. certifies that this Post-Effective Amendment meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, and State of California on this 11th day of December, 1998.


                   TRANSAMERICA VARIABLE INSURANCE FUND, INC.



                                     By:    __________________________*
                            Regina M. Fink Secretary


        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signatures                           Titles                               Date


Signatures                           Titles                               Date
______________________*              President                             December 11, 1998
Gary U. Rolle'

______________________*              Treasurer                             December 11, 1998
Susan R. Hughes

______________________*              Director                              December 11, 1998
Donald E. Cantlay

______________________*              Director                             December 11, 1998
Richard N. Latzer

______________________*              Director, President  and Chairman     December 11, 1998
Gary U. Rolle'

______________________*              Director                              December 11, 1998
Peter J. Sodini

______________________*              Director                             December 11, 1998
Jon C. Strauss


                           On December 11, 1998 as Attorney-in-Fact pursuant to
/s/ Regina M. Fink         powers  of attorney filed with the initial
*By:  Regina M. Fink       registration  statement.

Exhibits


11(b)     Consent of Ernst & Young LLP.

(19)              Powers of Attorney.
                  Susan R. Hughes
                  Gary U. Rolle'
                  Virginia M. Wilson

 (27)              Financial Data Schedule